UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

811-22761

Investment Company Act file number:

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 96.8%
Automobiles & Components - 1.2%
Adient PLC	30,336	$589,732
BorgWarner, Inc.	31,599	1,283,235
Ford Motor Co.	231,353	2,028,966
Garrett Motion, Inc. (a)	259	4,336
Gentex Corp.	150,428	3,059,705
Goodyear Tire & Rubber Co.	66,738	1,320,078
Lear Corp.	8,063	1,226,140
Thor Industries, Inc.	57,268	3,697,795
Visteon Corp. (a)	5,700	488,262

		13,698,249

Banks - 3.4%
Associated Banc-Corp.	28,408	661,338
Bank of America Corp.	82,944	2,412,011
Bank of Hawaii Corp.	8,618	708,658
Bank OZK	37,402	1,226,786
BankUnited, Inc.	100	3,649
BB&T Corp.	2,333	118,913
Citigroup, Inc.	3,010	192,580
Commerce Bancshares, Inc.	7,098	446,677
Cullen/Frost Bankers, Inc.	5,041	522,651
East West Bancorp, Inc.	35,203	1,922,436
F.N.B. Corp.	3,600	44,064
Fifth Third Bancorp	429	11,832
First Citizens BancShares, Inc. - Class A	4,112	1,795,217
First Horizon National Corp.	39	610
First Republic Bank/CA	600	62,988
Huntington Bancshares, Inc.	164,996	2,377,592
JPMorgan Chase & Co.	8,879	926,612
KeyCorp	105,528	1,863,624
M&T Bank Corp.	600	103,836
PacWest Bancorp	100	4,102
People’s United Financial, Inc.	6,600	117,216
PNC Financial Services Group Inc/The	200	25,204
Popular, Inc. (b)	29,843	1,682,548
Regions Financial Corp.	22,714	372,510
SunTrust Banks, Inc.	158	10,249
Synovus Financial Corp.	291	11,547
TCF Financial Corp.	121,363	2,779,213
Umpqua Holdings Corp.	149,015	2,709,093
Webster Financial Corp.	3,197	183,572
Wells Fargo & Co.	271,047	13,522,535
Western Alliance Bancorp (a)	13,583	628,485
Wintrust Financial Corp.	2,177	160,380

		37,608,728

Capital Goods - 8.6%
3M Co.	9,230	1,914,210
Acuity Brands, Inc.	9,189	1,195,673
AECOM(a)	5,176	160,249
AGCO Corp.	26,589	1,796,885
Air Lease Corp.	2,459	91,868
Allegion PLC (b)	4,347	391,056
Allison Transmission Holdings, Inc.	17,829	886,101

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Capital Goods - 8.6% (continued)
AMETEK, Inc.	19,652	$1,563,906
AO Smith Corp.	67,919	3,527,034
Arcosa, Inc.	50,653	1,696,369
Armstrong World Industries, Inc.	6,989	511,455
Boeing Co.	14,806	6,514,048
BWX Technologies, Inc.	1	52
Carlisle Cos., Inc.	2,900	356,932
Caterpillar, Inc.	978	134,318
Colfax Corp. (a)	34,139	903,318
Crane Co.	2,687	227,240
Cummins, Inc.	16,017	2,468,059
Curtiss-Wright Corp.	2,732	336,828
Donaldson Co., Inc.	22,353	1,153,191
Dover Corp.	9,647	873,343
Eaton Corp. PLC (b)	5,423	432,593
Emerson Electric Co.	4,694	319,896
Fastenal Co.	3,297	207,513
Flowserve Corp.	700	31,087
Fluor Corp.	17	639
Fortive Corp.	7,645	623,603
Fortune Brands Home & Security, Inc.	54,837	2,583,919
Gardner Denver Holdings, Inc. (a)	49,599	1,331,733
Gates Industrial Corp. PLC (a)(b)	57,437	924,736
General Dynamics Corp.	20	3,404
General Electric Co.	47,800	496,642
Graco, Inc.	42,874	2,013,363
GrafTech International Ltd.	14,728	212,378
Harris Corp.	5,950	981,333
HD Supply Holdings, Inc. (a)	36,184	1,556,274
HEICO Corp.	35,615	3,338,194
HEICO Corp. - Class A	40,896	3,271,271
Hexcel Corp.	17,118	1,234,892
Honeywell International, Inc.	2,409	371,155
Hubbell, Inc.	1,957	231,024
Huntington Ingalls Industries, Inc.	1,404	294,012
IDEX Corp.	8,069	1,162,743
Illinois Tool Works, Inc.	443	63,827
Ingersoll-Rand PLC (b)	10,509	1,109,330
ITT, Inc.	40,416	2,334,428
Jacobs Engineering Group, Inc.	22,451	1,656,435
Johnson Controls International PLC (b)	25,470	898,327
L3 Technologies, Inc.	1	212
Lennox International, Inc. (c)	8,339	2,045,140
Lincoln Electric Holdings, Inc.	24,173	2,089,031
Lockheed Martin Corp.	4,225	1,307,257
Masco Corp.	866	32,527
Middleby Corp. (a)	44	5,394
MSC Industrial Direct Co., Inc.	9,716	820,128
Nordson Corp.	17	2,308
nVent Electric PLC (b)	44,653	1,227,064
Oshkosh Corp.	32,295	2,512,874
Owens Corning	1,855	92,620
PACCAR, Inc.	7,695	521,721
Parker-Hannifin Corp.	7,450	1,312,392

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Capital Goods - 8.6% (continued)
Pentair PLC (b)	50,014	$2,127,596
Quanta Services, Inc.	408	14,541
Raytheon Co.	22,486	4,193,639
Regal Beloit Corp.	10,725	898,326
Resideo Technologies, Inc. (a)	103,073	2,648,976
Rockwell Automation, Inc.	5,126	915,299
Sensata Technologies Holding PLC (a)	39	1,978
Snap-on, Inc.	1,970	315,200
Spirit AeroSystems Holdings, Inc.	30,184	2,982,179
Teledyne Technologies, Inc. (a)	2,710	639,668
Terex Corp.	148	4,971
Textron, Inc.	26,310	1,428,633
Timken Co.	17	738
Toro Co.	30,773	2,110,412
Trinity Industries, Inc.	6,363	148,958
Univar, Inc. (a)	104,380	2,360,032
USG Corp.	4,808	207,273
Valmont Industries, Inc.	5,085	694,560
WABCO Holdings, Inc. (a)	1,722	236,827
Wabtec Corp.	293	21,446
Watsco, Inc.	9,006	1,295,873
Welbilt, Inc. (a)	100	1,597
WESCO International, Inc. (a)	42,758	2,328,173
WW Grainger, Inc.	6,958	2,120,590
Xylem, Inc.	11,652	880,309

		94,933,348

Commercial & Professional Services - 1.1%
Cintas Corp.	5,512	1,138,779
Clean Harbors, Inc. (a)	16,581	1,127,508
Copart, Inc. (a)	19,963	1,171,229
Equifax, Inc.	6,380	698,674
IHS Markit Ltd. (a)(b)	3,200	170,144
KAR Auction Services, Inc.	13,537	638,270
ManpowerGroup, Inc.	36,049	3,037,128
Republic Services, Inc.	23,235	1,822,321
Robert Half International, Inc.	19,121	1,303,861
Rollins, Inc.	16,270	645,268
Stericycle, Inc. (a)	1	45
Verisk Analytics, Inc. (a)	1,674	211,644
Waste Management, Inc.	996	100,845

		12,065,716

Consumer Durables & Apparel - 4.0%
Brunswick Corp.	1	53
Capri Holdings Ltd. (a)(b)	21,871	997,318
Carter’s, Inc.	752	73,275
Columbia Sportswear Co.	34,640	3,566,188
DR Horton, Inc.	18,798	731,054
Garmin Ltd. (b)	19,154	1,608,361
Hanesbrands, Inc.	246	4,573
Hasbro, Inc.	6,735	571,802
Leggett & Platt, Inc.	1	45
Lennar Corp. - A Shares	8,992	431,436
Lennar Corp. - B Shares	264	10,156
Lululemon Athletica, Inc. (a)	13,376	2,012,018
Mohawk Industries, Inc. (a)	3,915	532,910

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Consumer Durables & Apparel - 4.0% (continued)
Newell Brands, Inc.	48,154	$781,539
NIKE, Inc.	119,805	10,270,883
NVR, Inc. (a)	1,038	2,719,560
PulteGroup, Inc.	72,404	1,954,908
PVH Corp.	8,548	981,652
Ralph Lauren Corp.	34,059	4,263,165
Skechers U.S.A., Inc. (a)(c)	85,331	2,869,682
Tapestry, Inc.	71,416	2,495,275
Tempur Sealy International, Inc. (a)	430	25,030
Toll Brothers, Inc.	19,083	679,355
Under Armour, Inc. - Class A (a)	96,370	2,173,144
Under Armour, Inc. - Class C (a)(c)	69,291	1,391,363
VF Corp.	27,539	2,405,807
Whirlpool Corp.	700	99,057

		43,649,609

Consumer Services - 2.0%
Aramark	1,008	30,542
Bright Horizons Family Solutions, Inc. (a)	1,804	223,696
Carnival Corp.	16	924
Chipotle Mexican Grill, Inc. (a)	2,986	1,814,085
Choice Hotels International, Inc.	11,892	949,457
Darden Restaurants, Inc.	11,032	1,236,797
Domino’s Pizza, Inc.	2,694	676,032
Extended Stay America, Inc.	33,775	616,056
frontdoor, Inc. (a)	45,640	1,460,480
Graham Holdings Co.	2,519	1,722,265
Grand Canyon Education, Inc. (a)	400	46,272
H&R Block, Inc.	8,599	207,666
Hilton Grand Vacations, Inc. (a)	610	19,392
Hilton Worldwide Holdings, Inc.	6,300	523,530
Hyatt Hotels Corp.	31,623	2,301,206
Las Vegas Sands Corp.	1,485	91,224
McDonald’s Corp.	16,059	2,952,287
Service Corp International	13,609	562,596
ServiceMaster Global Holdings, Inc. (a)	16,404	740,805
Six Flags Entertainment Corp.	41	2,284
Starbucks Corp.	40,752	2,863,235
Wendy’s Co.	2,699	46,774
Wyndham Destinations, Inc.	14,732	663,382
Yum China Holdings, Inc.	60,773	2,535,450
Yum! Brands, Inc.	2,414	228,123

		22,514,560

Diversified Financials - 3.5%
Affiliated Managers Group, Inc.	2,092	229,304
Ally Financial, Inc.	23,371	633,120
American Express Co.	17,389	1,873,491
Ameriprise Financial, Inc.	43	5,660
Berkshire Hathaway, Inc. (a)	93,069	18,734,790
BlackRock, Inc.	493	218,507
Cboe Global Markets, Inc.	11,085	1,063,162
Credit Acceptance Corp. (a)	165	72,577
E*TRADE Financial Corp.	25,661	1,257,132
Eaton Vance Corp.	23	963
Evercore, Inc.	31,837	2,932,188
FactSet Research Systems, Inc.	1,819	427,774

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Diversified Financials - 3.5% (continued)
Franklin Resources, Inc.	26,244	$855,817
Jefferies Financial Group, Inc.	1	20
Lazard Ltd. (b)	36	1,348
Legg Mason, Inc.	17,367	507,985
LPL Financial Holdings, Inc.	3,553	267,932
MarketAxess Holdings, Inc.	1,714	418,010
Morgan Stanley	3,900	163,722
Morningstar, Inc.	13,869	1,755,261
MSCI, Inc.	1,199	221,479
Nasdaq, Inc.	200	18,314
OneMain Holdings, Inc. (a)	5,012	165,396
Raymond James Financial, Inc.	7,131	588,878
S&P Global, Inc.	506	101,387
SEI Investments Co.	65,303	3,444,733
State Street Corp.	2,100	150,927
Synchrony Financial	41,409	1,350,348
T. Rowe Price Group, Inc.	1,000	100,430
Virtu Financial, Inc. (c)	4,200	105,588
Voya Financial, Inc.	15,833	800,675

		38,466,918

Energy - 3.9%
Apache Corp.	300	9,954
Apergy Corp. (a)	27,350	1,148,153
Baker Hughes a GE Co.	3,914	103,251
Cabot Oil & Gas Corp.	23,301	573,671
Cheniere Energy, Inc. (a)	65	4,189
Chevron Corp.	85,568	10,232,221
ConocoPhillips	16,396	1,112,469
Devon Energy Corp.	5,310	156,698
Exxon Mobil Corp.	270,664	21,390,576
Halliburton Co.	56,585	1,736,594
HollyFrontier Corp.	9,700	496,640
Kosmos Energy Ltd. (a)	810	5,184
Marathon Oil Corp.	33,493	555,984
Marathon Petroleum Corp.	6,029	373,858
Murphy Oil Corp.	3,400	98,260
National Oilwell Varco, Inc.	800	22,512
Occidental Petroleum Corp.	300	19,845
ONEOK, Inc.	425	27,310
PBF Energy, Inc.	21,788	676,953
Phillips 66	1,100	105,996
RPC, Inc. (c)	38,992	419,164
Schlumberger Ltd. (b)	36,165	1,593,430
SM Energy Co.	1,300	21,242
Transocean Ltd. (a)(b)	13,986	114,266
Valero Energy Corp.	25,629	2,090,301
Whiting Petroleum Corp. (a)	759	18,497
Williams Cos., Inc.	200	5,338

		43,112,556

Food & Staples Retailing - 5.6%
Casey’s General Stores, Inc.	11,236	1,513,939
Costco Wholesale Corp.	37,270	8,152,440
Kroger Co.	133,258	3,908,457
Sprouts Farmers Market, Inc. (a)	64,648	1,507,591
Sysco Corp.	37,911	2,560,888

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Food & Staples Retailing - 5.6% (continued)
U.S. Foods Holding Corp. (a)	110,191	$3,883,131
Walgreens Boots Alliance, Inc.	114,470	8,149,119
Walmart, Inc.	319,941	31,670,960

		61,346,525

Food, Beverage & Tobacco - 4.5%
Altria Group, Inc.	81,380	4,265,126
Brown-Forman Corp. - Class A	7,228	356,340
Brown-Forman Corp. - Class B	37,119	1,837,019
Bunge Ltd. (b)	8,730	463,388
Campbell Soup Co.	2,724	98,119
Coca-Cola Co.	44,326	2,009,741
Flowers Foods, Inc.	70,323	1,439,512
General Mills, Inc.	36,596	1,724,769
Hain Celestial Group, Inc. (a)	85,151	1,674,920
Hershey Co.	16,774	1,856,546
Hormel Foods Corp.	81,166	3,519,358
Ingredion, Inc.	8,585	793,683
Keurig Dr. Pepper, Inc.	54,240	1,364,136
Kraft Heinz Co.	16,404	544,449
Lamb Weston Holdings, Inc.	4,304	298,310
McCormick & Co., Inc.	10,371	1,410,249
Molson Coors Brewing Co.	11,357	700,273
Mondelez International, Inc.	45,425	2,142,243
Monster Beverage Corp. (a)	17,888	1,141,791
PepsiCo., Inc.	55,256	6,389,804
Philip Morris International, Inc.	92,457	8,038,212
Pilgrim’s Pride Corp. (a)	76,078	1,496,454
Post Holdings, Inc. (a)	1,475	150,273
TreeHouse Foods, Inc. (a)(c)	30,049	1,820,368
Tyson Foods, Inc.	58,650	3,616,359

		49,151,442

Health Care Equipment & Services - 5.5%
ABIOMED, Inc. (a)	2,340	782,730
Acadia Healthcare Co., Inc. (a)	100	2,629
Align Technology, Inc. (a)	1,854	480,130
Allscripts Healthcare Solutions, Inc. (a)	62	665
AmerisourceBergen Corp.	2,892	240,904
Anthem, Inc.	16,660	5,010,162
Baxter International, Inc.	29,553	2,208,496
Becton, Dickinson & Co.	1	249
Cantel Medical Corp.	10,182	748,581
Cardinal Health, Inc.	43,704	2,374,875
Centene Corp. (a)	32,122	1,955,909
Cerner Corp. (a)	2,121	118,670
Chemed Corp.	3,711	1,222,774
Cigna Corp.	26,700	4,657,548
Cooper Cos., Inc.	243	69,496
Covetrus, Inc. (a)	3,580	128,078
CVS Health Corp.	18,870	1,091,252
Danaher Corp.	5,072	644,245
DaVita, Inc. (a)	31	1,764
DENTSPLY SIRONA, Inc.	31,426	1,312,350
DexCom, Inc. (a)	1,874	261,104
Edwards Lifesciences Corp. (a)	5,320	900,623
Encompass Health Corp.	9,784	617,762

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Health Care Equipment & Services - 5.5% (continued)
HCA Healthcare, Inc.	652	$90,654
Henry Schein, Inc. (a)	8,949	530,676
Hill-Rom Holdings, Inc.	17,313	1,836,044
Hologic, Inc. (a)	1	47
Humana, Inc.	12,451	3,549,033
ICU Medical, Inc. (a)	3,358	825,262
IDEXX Laboratories, Inc. (a)	6,225	1,313,662
Integra LifeSciences Holdings Corp. (a)	9,348	514,981
Intuitive Surgical, Inc. (a)	300	164,283
Laboratory Corp of America Holdings (a)	2,800	415,072
Masimo Corp. (a)	15,981	2,097,986
MEDNAX, Inc. (a)	59,334	1,952,682
Molina Healthcare, Inc. (a)	670	90,202
Premier, Inc. (a)	57,337	2,097,387
Quest Diagnostics, Inc.	23,178	2,006,056
ResMed, Inc.	10,454	1,070,803
STERIS PLC (b)	14,327	1,732,994
UnitedHealth Group, Inc.	35,611	8,625,696
Universal Health Services, Inc.	1,947	270,302
Varex Imaging Corp. (a)	30	943
Varian Medical Systems, Inc. (a)	13,970	1,877,009
Veeva Systems, Inc. (a)	1,300	153,283
WellCare Health Plans, Inc. (a)	13,410	3,400,508
West Pharmaceutical Services, Inc.	9,394	984,021

		60,430,582

Household & Personal Products - 2.7%
Church & Dwight Co., Inc.	24,442	1,608,284
Clorox Co.	14,680	2,319,880
Colgate-Palmolive Co.	98,950	6,517,836
Coty, Inc.	900	9,900
Energizer Holdings, Inc.	4,600	211,048
Estee Lauder Cos., Inc.	18,236	2,861,958
Herbalife Nutrition Ltd. (a)(b)	37,832	2,122,375
Kimberly-Clark Corp.	24,361	2,846,096
Nu Skin Enterprises, Inc.	31,342	1,883,968
Procter & Gamble Co.	90,529	8,921,633

		29,302,978

Insurance - 4.2%
Aflac, Inc.	44,516	2,187,516
Allstate Corp.	17,017	1,606,064
American Financial Group, Inc.	10,072	1,003,775
American National Insurance Co.	4,099	603,332
Aon PLC (b)	900	154,377
Arthur J Gallagher & Co.	12,603	1,011,769
Assurant, Inc.	697	71,784
Assured Guaranty Ltd. (b)	23,936	999,567
Brighthouse Financial, Inc. (a)	10,622	411,284
Brown & Brown, Inc.	66,652	1,974,232
Cincinnati Financial Corp.	17,197	1,493,044
CNA Financial Corp.	42,301	1,828,249
Erie Indemnity Co.	1,697	302,439
Fidelity National Financial, Inc.	72,862	2,556,728
First American Financial Corp. (c)	46,490	2,361,227
Hanover Insurance Group, Inc.	19,157	2,274,127
Hartford Financial Services Group, Inc.	38,555	1,903,075

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Insurance - 4.2% (continued)
Lincoln National Corp.	1	$62
Loews Corp.	29,055	1,383,599
Markel Corp. (a)	187	187,913
Marsh & McLennan Cos., Inc.	21,639	2,012,860
Mercury General Corp. (c)	11,595	614,187
MetLife, Inc.	58,357	2,637,153
Old Republic International Corp.	128,819	2,687,164
Principal Financial Group, Inc.	27,781	1,462,392
Progressive Corp.	53,327	3,887,538
Reinsurance Group of America, Inc.	12,587	1,818,696
RenaissanceRe Holdings Ltd. (b)	4,971	730,986
Travelers Cos., Inc.	14,026	1,864,196
Unum Group	36,449	1,361,735
WR Berkley Corp.	26,566	2,222,512

		45,613,582

Materials - 3.8%
Air Products & Chemicals, Inc.	160	28,989
Albemarle Corp.	1,288	117,582
AptarGroup, Inc. (c)	14,601	1,485,360
Ardagh Group SA (b)	9,527	124,042
Ashland Global Holdings, Inc.	9,548	738,824
Avery Dennison Corp.	25,961	2,804,826
Axalta Coating Systems Ltd. (a)(b)	47,223	1,262,271
Ball Corp.	209	11,449
Bemis Co., Inc.	57,811	3,058,202
Berry Global Group, Inc. (a)	7,728	405,488
Cabot Corp.	15,776	739,579
Celanese Corp.	1,026	104,950
CF Industries Holdings, Inc.	1,850	78,070
Crown Holdings, Inc. (a)	1	54
Domtar Corp.	56,663	2,884,713
Eagle Materials, Inc.	304	23,238
Ecolab, Inc.	200	33,782
Freeport-McMoRan, Inc.	137,796	1,777,568
Huntsman Corp.	23,719	587,994
International Flavors & Fragrances, Inc.	1	127
International Paper Co.	3,448	157,987
Linde PLC (b)	13,691	2,371,829
LyondellBasell Industries N.V. (b)	20,973	1,793,611
Mosaic Co.	10,620	332,087
Newmont Mining Corp.	46,346	1,581,326
Nucor Corp.	50,253	3,043,824
Olin Corp.	52,250	1,351,185
Packaging Corp of America	22,102	2,112,730
PPG Industries, Inc.	361	40,421
Reliance Steel & Aluminum Co.	20,083	1,792,408
Royal Gold, Inc.	8,005	707,722
RPM International, Inc.	31,496	1,822,674
Scotts Miracle-Gro Co.	4,089	334,889
Sealed Air Corp.	37	1,614
Sherwin-Williams Co.	872	377,750
Silgan Holdings, Inc.	3,362	95,178
Sonoco Products Co.	42,902	2,483,597
Steel Dynamics, Inc.	58,246	2,173,741
United States Steel Corp.	26,334	590,145

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Materials - 3.8% (continued)
Valvoline, Inc.	6,354	$119,392
Westlake Chemical Corp.	17,552	1,226,358
Westrock Co.	40,356	1,508,507
WR Grace & Co.	50	3,883

		42,289,966

Media & Entertainment - 7.8%
Activision Blizzard, Inc.	40,817	1,720,028
Alphabet, Inc. - Class A (a)	12,160	13,698,848
Alphabet, Inc. - Class C (a)	10,695	11,977,544
AMC Networks, Inc. (a)	12,111	795,814
Cable One, Inc.	275	260,972
CBS Corp.	7,099	356,441
Comcast Corp.	18,735	724,482
Discovery Communications, Inc. - Class A (a)(c)	14,533	420,004
Discovery Communications, Inc. - Class C (a)	14,468	394,253
DISH Network Corp. (a)	1,289	41,905
Electronic Arts, Inc. (a)	22,153	2,121,814
Entercom Communications Corp.	1	6
Facebook, Inc. (a)	80,172	12,943,769
IAC InterActive Corp. (a)	11,551	2,460,941
John Wiley & Sons, Inc.	71,619	3,716,310
Liberty Media Corp-Liberty SiriusXM - Class A (a)	53,409	2,184,428
Liberty Media Corp-Liberty SiriusXM - Class B (a)	323	13,311
Liberty Media Corp-Liberty Formula One (a)	3,392	104,270
Lions Gate Entertainment Corp. - Class A (b)(c)	76,137	1,176,317
Lions Gate Entertainment Corp. - Class B (b)	100,155	1,471,277
Live Nation Entertainment, Inc. (a)	34,205	1,934,635
Madison Square Garden Co. (a)	3,747	1,079,661
Match Group, Inc.	53,190	2,945,662
News Corp. - Class A	88,195	1,148,299
News Corp. - Class B	8,963	119,298
Omnicom Group, Inc.	23	1,741
Take-Two Interactive Software, Inc. (a)	2,192	191,274
Tribune Media Co.	19,795	915,123
TripAdvisor, Inc. (a)	16,869	896,925
Twenty-First Century Fox, Inc. - Class A	60,519	3,051,973
Twenty-First Century Fox, Inc. - Class B	49,567	2,486,281
Twitter, Inc. (a)	23,413	720,652
Viacom, Inc. - Class A	1	34
Viacom, Inc. - Class B	118,572	3,464,674
Walt Disney Co.	80,845	9,122,550
Zillow Group, Inc. - Class A (a)	212	8,783
Zynga, Inc. (a)	245,105	1,279,448

		85,949,747

Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
Agilent Technologies, Inc.	5,543	440,336
Allergan PLC (b)	26,507	3,650,279
Bio-Rad Laboratories, Inc. (a)	1,707	462,426
Bio-Techne Corp.	150	29,085
Bristol-Myers Squibb Co.	117,185	6,053,777
Bruker Corp.	73,282	2,800,105
Charles River Laboratories International, Inc. (a)	2,740	389,546
Eli Lilly & Co.	15,160	1,914,556
Illumina, Inc. (a)	2,188	684,341
IQVIA Holdings, Inc. (a)	1,021	143,042

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Pharmaceuticals, Biotechnology & Life Sciences - 3.7% (continued)
Jazz Pharmaceuticals PLC (a)(b)	364	$50,971
Johnson & Johnson	85,503	11,683,130
Merck & Co., Inc.	16,312	1,326,002
Mettler-Toledo International, Inc. (a)	100	68,091
Mylan N.V. (a)	9,191	242,551
PerkinElmer, Inc.	17,189	1,618,516
Pfizer, Inc.	179,412	7,777,510
PRA Health Sciences, Inc. (a)	251	26,852
QIAGEN N.V. (a)(b)	14,095	541,671
Waters Corp. (a)	2,735	662,472
Zoetis, Inc.	500	47,115

		40,612,374

Real Estate - 0.0% (d)
Jones Lang LaSalle, Inc.	286	47,224
Newmark Group, Inc.	1,109	10,270
Realogy Holdings Corp. (c)	7,122	96,859

		154,353

Retailing - 9.0%
Advance Auto Parts, Inc.	10,827	1,751,592
Amazon.com, Inc. (a)	10,417	17,082,109
AutoNation, Inc. (a)	12,354	435,602
AutoZone, Inc. (a)	2,764	2,595,313
Best Buy Co., Inc.	40,771	2,806,676
Booking Holdings, Inc. (a)	663	1,125,138
Burlington Stores, Inc. (a)	12,019	2,040,105
Dick’s Sporting Goods, Inc.	9,700	378,882
Dollar General Corp.	26,420	3,129,713
Dollar Tree, Inc. (a)	20,689	1,992,971
eBay, Inc. (a)	92,441	3,434,183
Expedia Group, Inc.	10,709	1,320,527
Foot Locker, Inc.	33,723	2,007,193
Gap, Inc.	136,800	3,474,720
Genuine Parts Co.	16,355	1,779,097
Home Depot, Inc.	43,070	7,973,980
Kohl’s Corp.	39,577	2,672,635
L Brands, Inc.	105,154	2,748,726
LKQ Corp. (a)	56,355	1,561,033
Lowe’s Cos., Inc.	71,172	7,479,465
Macy’s, Inc.	129,788	3,217,445
Michaels Cos., Inc. (a)	109,154	1,543,438
Nordstrom, Inc.	26,905	1,272,068
O’Reilly Automotive, Inc. (a)	3,615	1,344,635
Penske Automotive Group, Inc.	19,622	872,002
Pool Corp.	10,092	1,610,078
Qurate Retail, Inc. (a)	26,723	481,281
Ross Stores, Inc.	31,630	2,999,473
Target Corp.	52,156	3,788,612
Tiffany & Co.	9,249	879,025
TJX Cos., Inc.	78,328	4,017,443
Tractor Supply Co.	44,238	4,218,093
Ulta Beauty, Inc. (a)	2,434	760,601
Urban Outfitters, Inc. (a)	62,345	1,923,343
Wayfair, Inc. (a)	1,533	253,987
Williams-Sonoma, Inc. (c)	27,901	1,622,722

		98,593,906

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)	39,079	$919,529
Applied Materials, Inc.	206,456	7,915,523
Cypress Semiconductor Corp.	123,785	1,910,003
First Solar, Inc. (a)	3,722	195,591
Intel Corp.	121,486	6,433,899
KLA-Tencor Corp.	6,486	749,068
Lam Research Corp.	30,283	5,332,533
Marvell Technology Group Ltd. (b)	28,146	561,513
Maxim Integrated Products, Inc.	2,135	116,208
Micron Technology, Inc. (a)	212,111	8,671,098
MKS Instruments, Inc.	24,581	2,037,027
Monolithic Power Systems, Inc.	1,135	152,215
NVIDIA Corp.	9,085	1,401,452
NXP Semiconductors N.V. (b)	200	18,264
ON Semiconductor Corp. (a)	22,174	476,298
Qorvo, Inc. (a)	5,578	391,241
QUALCOMM, Inc.	52,200	2,786,958
Skyworks Solutions, Inc.	12,546	1,024,506
Teradyne, Inc.	2,865	116,978
Texas Instruments, Inc.	10,917	1,154,800
Universal Display Corp.	160	23,878
Xilinx, Inc.	27,825	3,486,472

		45,875,054

Software & Services - 7.1%
Accenture PLC (b)	18,864	3,044,272
Adobe, Inc. (a)	100	26,250
Akamai Technologies, Inc. (a)	3,227	224,793
Alliance Data Systems Corp.	74	12,802
Amdocs Ltd. (b)	44,686	2,483,201
ANSYS, Inc. (a)	9,580	1,698,151
Atlassian Corp PLC (a)(b)	7,801	838,451
Autodesk, Inc. (a)	100	16,301
Automatic Data Processing, Inc.	1,344	205,672
Black Knight, Inc. (a)	24,583	1,284,462
Booz Allen Hamilton Holding Corp.	30,413	1,607,631
Broadridge Financial Solutions, Inc.	16,919	1,713,049
Cadence Design Systems, Inc. (a)	30,278	1,733,416
CDK Global, Inc.	21,087	1,223,257
Citrix Systems, Inc.	8,839	932,515
Cognizant Technology Solutions Corp.	18,991	1,347,981
Conduent, Inc. (a)	120,047	1,755,087
CoreLogic, Inc. (a)	4,935	180,966
DXC Technology Co.	29,908	1,969,741
Elastic N.V. (a)(b)	2,079	188,274
EPAM Systems, Inc. (a)	3,565	576,746
Euronet Worldwide, Inc. (a)	9,909	1,330,977
Fair Isaac Corp. (a)	1,540	381,643
Fidelity National Information Services, Inc.	6,604	714,223
FireEye, Inc. (a)	3,540	59,330
First Data Corp. (a)	41,818	1,051,305
Fiserv, Inc. (a)	8,917	755,181
Fortinet, Inc. (a)	8,860	768,959
Gartner, Inc. (a)	4,781	680,336
Genpact Ltd. (b)	70,182	2,331,446

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Software & Services - 7.1% (continued)
GoDaddy, Inc. (a)	307	$22,918
Guidewire Software, Inc. (a)	2,003	183,755
International Business Machines Corp.	89,974	12,428,109
Intuit, Inc.	7,805	1,928,850
Jack Henry & Associates, Inc.	4,264	565,534
Leidos Holdings, Inc.	10,088	651,584
LogMeIn, Inc.	20,785	1,651,160
Manhattan Associates, Inc. (a)	14,633	801,157
Mastercard, Inc.	16,643	3,740,847
Micro Focus International PLC - ADR	1	25
Microsoft Corp.	16,440	1,841,773
Nuance Communications, Inc. (a)	41,405	694,362
Okta, Inc. (a)	1,730	146,842
Oracle Corp.	1,307	68,134
Paychex, Inc.	300	23,106
PayPal Holdings, Inc. (a)	19,949	1,956,398
Pegasystems, Inc.	2,443	160,530
Proofpoint, Inc. (a)	5,753	679,372
PTC, Inc. (a)	5,169	479,787
Red Hat, Inc. (a)	873	159,410
RingCentral, Inc. (a)	4,137	435,585
Sabre Corp.	24,989	560,503
Salesforce.com, Inc. (a)	300	49,095
SS&C Technologies Holdings, Inc.	13,019	801,710
Symantec Corp.	117,109	2,633,781
Synopsys, Inc. (a)	23,474	2,386,836
Tableau Software, Inc. (a)	5,469	721,361
Teradata Corp. (a)	63,141	3,054,130
Total System Services, Inc.	22,083	2,084,635
Tyler Technologies, Inc. (a)	5,861	1,200,274
Ultimate Software Group, Inc. (a)	1,354	448,851
VeriSign, Inc. (a)	1,132	201,541
Visa, Inc.	17,676	2,618,169
VMware, Inc.	1,460	250,843
Western Union Co.	28,254	504,899
Worldpay, Inc. (a)	5,855	560,909

		77,833,193

Technology Hardware & Equipment - 7.5%
Amphenol Corp.	8,134	764,352
Apple, Inc.	177,526	30,738,627
Arista Networks, Inc. (a)	100	28,525
ARRIS International PLC (a)(b)	8,524	270,040
Arrow Electronics, Inc. (a)	9,244	736,747
Avnet, Inc.	65,423	2,845,246
CDW Corp.	21,870	2,053,374
Cisco Systems, Inc.	84,208	4,359,448
Cognex Corp.	21,976	1,173,518
Coherent, Inc. (a)	9,955	1,324,811
CommScope Holding Co., Inc. (a)	47,095	1,097,785
Corning, Inc.	39,001	1,357,625
Dell Technologies, Inc. (a)	5,931	331,068
Dolby Laboratories, Inc.	51,141	3,313,937
EchoStar Corp. (a)	19,480	751,149
F5 Networks, Inc. (a)	9,955	1,673,834
FLIR Systems, Inc.	42,525	2,187,911

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 7.5% (continued)
Hewlett Packard Enterprise Co.	39,592	$648,517
HP, Inc.	254,128	5,013,945
IPG Photonics Corp. (a)	1,491	231,150
Jabil, Inc.	16,195	459,938
Juniper Networks, Inc.	88,867	2,406,518
Keysight Technologies, Inc. (a)	23,411	1,976,123
Motorola Solutions, Inc.	7,797	1,115,907
National Instruments Corp.	29,329	1,370,838
NCR Corp. (a)	470	13,169
NetApp, Inc.	39,448	2,572,010
Trimble, Inc. (a)	4,003	160,160
Ubiquiti Networks, Inc.	690	99,629
Western Digital Corp.	94,344	4,745,503
Xerox Corp.	162,152	5,010,497
Zebra Technologies Corp. (a)	5,847	1,172,382

		82,004,283

Telecommunication Services - 1.1%
AT&T, Inc.	152,637	4,750,063
CenturyLink, Inc.	56,980	751,566
Frontier Communications Corp. (a)	1	3
Telephone & Data Systems, Inc.	85,470	2,739,314
T-Mobile US, Inc. (a)	11,999	866,448
United States Cellular Corp. (a)	51,298	2,395,104
Verizon Communications, Inc.	12,198	694,310

		12,196,808

Transportation - 1.9%
Alaska Air Group, Inc.	36,029	2,222,989
CH Robinson Worldwide, Inc.	10,671	964,445
Copa Holdings SA (b)	12,318	1,086,078
Delta Air Lines, Inc.	11,766	583,358
Expeditors International of Washington, Inc.	27,481	2,059,701
FedEx Corp.	1,000	181,000
Genesee & Wyoming, Inc. (a)	1,641	134,562
J.B. Hunt Transport Services, Inc.	8,807	948,250
JetBlue Airways Corp. (a)	25,349	423,328
Kirby Corp. (a)	5,100	378,522
Knight-Swift Transportation Holdings, Inc. (c)	16,162	543,528
Landstar System, Inc.	30,653	3,331,368
Macquarie Infrastructure Corp.	10,122	413,889
Old Dominion Freight Line, Inc.	7,277	1,097,153
Schneider National, Inc.	126,598	2,771,230
Southwest Airlines Co.	64,206	3,598,104
Union Pacific Corp.	700	117,390
United Continental Holdings, Inc. (a)	2,575	226,111
XPO Logistics, Inc. (a)	884	44,510

		21,125,516

Utilities - 0.5%
Aqua America, Inc.	1,543	55,456
Atmos Energy Corp.	2,453	242,479
Avangrid, Inc. (c)	17,669	854,296
CMS Energy Corp.	3,542	192,685
DTE Energy Co.	200	24,712
Evergy, Inc.	5,609	313,599
Eversource Energy	1,888	131,801
Hawaiian Electric Industries, Inc.	7,221	276,420

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Utilities - 0.5% (continued)
MDU Resources Group, Inc.	200	$5,284
National Fuel Gas Co.	1,195	71,927
NiSource, Inc.	1,492	40,254
NRG Energy, Inc.	17,065	711,269
OGE Energy Corp.	1,446	61,484
Pinnacle West Capital Corp.	1,309	122,706
UGI Corp.	20,137	1,105,521
Vistra Energy Corp. (a)	4,700	122,388
WEC Energy Group, Inc.	56	4,272
Xcel Energy, Inc.	12,383	679,331

		5,015,884

TOTAL COMMON STOCKS (Cost $915,799,111)		1,063,545,877

REAL ESTATE INVESTMENT TRUSTS - 0.0% (d)
Diversified Financials - 0.0% (d)
Chimera Investment Corp.	1,089	20,136
MFA Financial, Inc.	656	4,769
Two Harbors Investment Corp.	49	679

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $25,742)		25,584

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 0.4%
Fidelity Investments Money Market Funds - Government Portfolio, 2.29% (e)	901,337	901,337
First American Government Obligations Fund, 2.33% (e)	901,337	901,337
First American Treasury Obligations Fund, 2.32% (e)	901,337	901,337
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.31% (e)	901,337	901,337
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.29% (e)	901,337	901,337

		4,506,685

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 2.1%
2.333%, 03/19/2019 (f)	$18,000,000	17,978,760
2.348%, 03/26/2019 (f)	5,000,000	4,991,752

		22,970,512

TOTAL SHORT-TERM INVESTMENTS (Cost $27,477,197)		27,477,197

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.9%
BlackRock Liquidity Funds FedFund Portfolio, 2.32% (e)	1,068,387	1,068,387
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.56% (e)	8,635,170	8,638,243

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $9,706,630)		9,706,630

TOTAL INVESTMENTS (Cost $953,008,680) - 100.2%		1,100,755,288

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(2,109,397)

TOTAL NET ASSETS - 100.0%		$1,098,645,891

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign securities are $42,745,611 which represents 3.9% of net assets.
(c)	This security or a portion of this security was out on loan as of February 28, 2019. Total loaned securities had a market value of $9,470,416 as of February 28, 2019.
(d)	Rounds to zero.
(e)	Rate shown is the 7-day effective yield.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
S&P 500 E-mini Index, March 2019 Settlement	228	$31,745,580	$911,683

TOTAL FUTURES CONTRACTS PURCHASED		$31,745,580	$911,683

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 96.9%
Automobiles & Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	1,600	$25,760
Cooper Tire & Rubber Co.	17,006	543,512
Cooper-Standard Holdings, Inc. (a)	1,675	100,684
Dana, Inc.	26,687	527,068
Dorman Products, Inc. (a)	3,358	271,662
Fox Factory Holding Corp. (a)	9,985	632,849
Gentherm, Inc. (a)	3,291	134,931
LCI Industries	400	32,592
Modine Manufacturing Co. (a)	16,607	249,603
Shiloh Industries, Inc. (a)	776	4,835
Standard Motor Products, Inc.	15,409	759,664
Stoneridge, Inc. (a)	31,580	933,821
Strattec Security Corp.	6,029	186,779
Superior Industries International, Inc.	35,126	217,430
Tenneco, Inc.	30,200	1,044,920
Tower International, Inc.	8,039	206,200
Unique Fabricating, Inc.	600	2,604
Winnebago Industries, Inc.	22,067	720,046

		6,594,960

Banks - 5.9%
1st Source Corp.	653	31,050
ACNB Corp.	243	9,574
American National Bankshares, Inc.	500	17,900
Ames National Corp.	206	5,733
Arrow Financial Corp.	2,162	76,578
Atlantic Capital Bancshares, Inc. (a)	2,352	45,347
BancFirst Corp.	4,633	261,209
Bank of America Corp.	98,131	2,853,650
Bank of Commerce Holdings	2,161	24,527
Bank of Marin Bancorp	6,464	287,648
Bank of N.T. Butterfield & Son Ltd. (b)	14,207	578,793
BankFinancial Corp.	11,504	179,923
BCB Bancorp, Inc.	1,100	14,432
Beneficial Bancorp, Inc.	6,356	102,459
Blue Hills Bancorp, Inc.	1,400	34,832
BOK Financial Corp.	2,494	225,557
Boston Private Financial Holdings, Inc.	14,896	177,114
Bridge Bancorp, Inc.	200	6,594
Brookline Bancorp, Inc.	800	12,784
Bryn Mawr Bank Corp.	49	1,997
C&F Financial Corp.	1,353	69,801
Cadence Bancorp	1,563	31,244
Capital City Bank Group, Inc.	15,283	377,184
Cathay General Bancorp	7,523	292,193
CenterState Bank Corp.	5,613	148,520
Central Pacific Financial Corp.	4,955	144,587
Central Valley Community Bancorp	23	448
Century Bancorp, Inc. - Class A	696	53,836
Chemung Financial Corp.	4,690	218,460
Citizens & Northern Corp.	9,145	239,965
City Holding Co.	30	2,404
Civista Bancshares, Inc.	401	8,553

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Banks - 5.9% (continued)
CNB Financial Corp.	1	$28
Codorus Valley Bancorp, Inc.	271	6,146
Columbia Banking System, Inc.	22	833
Community Bank System, Inc.	12	778
Community Bankers Trust Corp. (a)	700	5,586
Community Trust Bancorp, Inc.	1,292	55,272
ConnectOne Bancorp, Inc.	2,595	55,974
County Bancorp, Inc.	204	3,894
Customers Bancorp, Inc. (a)	16,346	349,641
CVB Financial Corp.	1,448	33,000
Entegra Financial Corp. (a)	100	2,403
Enterprise Bancorp, Inc.	200	6,344
Enterprise Financial Services Corp.	123	5,557
Essent Group Ltd. (a)(b)	24,196	1,043,815
Farmers National Banc Corp.	1,737	25,569
FB Financial Corp.	400	14,180
Federal Agricultural Mortgage Corp.	2,183	178,722
Fidelity Southern Corp.	9,325	303,809
Financial Institutions, Inc.	1,560	47,018
First Bancorp NC	3,606	141,319
First Bancorp Puerto Rico (b)	77,177	888,307
First Bancorp, Inc.	254	6,693
First Busey Corp.	6,374	171,716
First Business Financial Services, Inc.	791	17,450
First Commonwealth Financial Corp.	45,886	645,157
First Community Bankshares, Inc.	7,566	271,241
First Defiance Financial Corp.	1,001	30,971
First Financial Bankshares, Inc.	1,907	123,669
First Financial Corp.	1,259	55,874
First Financial Northwest, Inc.	427	6,926
First Foundation, Inc. (a)	200	3,050
First Guaranty Bancshares, Inc.	110	2,298
First Interstate BancSystem, Inc.	8,129	338,492
First Midwest Bancorp, Inc.	23,877	552,753
Flagstar Bancorp, Inc. (a)	384	12,541
Flushing Financial Corp.	900	20,889
Fulton Financial Corp.	18,157	311,937
Glacier Bancorp, Inc.	11,359	497,751
Great Western Bancorp, Inc.	4,499	168,938
Hancock Whitney Corp.	208	9,085
Hanmi Financial Corp.	4,609	106,376
HarborOne Bancorp, Inc. (a)	778	12,549
Heartland Financial USA, Inc.	1,002	48,687
Heritage Commerce Corp.	1,800	25,146
Heritage Financial Corp.	3,361	110,644
Hilltop Holdings, Inc.	18,987	364,930
Home Bancorp, Inc.	2	71
Home BancShares, Inc.	12,786	249,071
HomeStreet, Inc. (a)	5,000	139,500
HomeTrust Bancshares, Inc.	300	8,169
Hope Bancorp, Inc.	7,061	102,949
Horizon Bancorp	1	18
Independent Bank Corp. - Massachusetts	750	63,848
Independent Bank Corp. - Michigan	1,301	30,248
Independent Bank Group, Inc.	135	7,825

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Banks - 5.9% (continued)
International Bancshares Corp.	400	$16,328
Investar Holding Corp.	100	2,434
Investors Bancorp, Inc.	3,196	40,174
Lakeland Bancorp, Inc.	2,201	36,823
Lakeland Financial Corp.	1	48
LCNB Corp.	300	5,100
Macatawa Bank Corp.	28	306
MB Financial, Inc.	29,371	1,329,625
MBT Financial Corp.	3,690	40,848
Mercantile Bank Corp.	500	17,315
Meridian Bancorp, Inc.	1	16
Meta Financial Group, Inc.	16,330	381,306
MGIC Investment Corp. (a)	123,498	1,603,004
MidSouth Bancorp, Inc.	2,906	33,099
MidWestOne Financial Group, Inc.	301	9,358
MutualFirst Financial, Inc.	200	6,288
National Bank Holdings Corp.	201	7,262
NBT Bancorp, Inc.	100	3,863
NMI Holdings, Inc. (a)	18,091	436,898
Northfield Bancorp, Inc.	2,034	30,327
Northrim BanCorp, Inc.	7,208	270,372
Northwest Bancshares, Inc.	4,504	83,774
Ocwen Financial Corp. (a)	1,760	3,766
OFG Bancorp (b)	34,364	710,991
Old National Bancorp/IN	2,462	43,774
Old Second Bancorp, Inc.	9,764	139,430
Opus Bank	6,828	155,474
Oritani Financial Corp.	1	18
Pacific City Financial Corp.	422	7,174
Pacific Mercantile Bancorp (a)	500	4,125
Park National Corp.	1,693	169,554
Parke Bancorp, Inc.	20	444
PCSB Financial Corp.	2,479	50,398
Peapack Gladstone Financial Corp.	2,250	65,430
Penns Woods Bancorp, Inc.	100	4,386
PennyMac Financial Services, Inc.	12,976	302,600
Peoples Bancorp, Inc.	900	30,006
People’s Utah Bancorp	2,927	85,937
Preferred Bank	700	35,854
Premier Financial Bancorp, Inc.	7,048	116,785
Provident Financial Services, Inc.	734	20,148
QCR Holdings, Inc.	81	2,896
Radian Group, Inc.	7,717	157,118
Renasant Corp.	1,300	49,764
Republic Bancorp, Inc. - Class A	4,460	201,770
Republic First Bancorp, Inc. (a)	2,661	17,030
Riverview Bancorp, Inc.	742	5,743
S&T Bancorp, Inc.	699	28,925
Sandy Spring Bancorp, Inc.	300	10,521
SI Financial Group, Inc.	400	5,900
Sierra Bancorp	49	1,321
Simmons First National Corp.	2,496	66,968
South State Corp.	1,900	134,976
Southern Missouri Bancorp, Inc.	100	3,618
Territorial Bancorp, Inc.	100	2,810

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Banks - 5.9% (continued)
The Bancorp, Inc. (a)	18,513	$167,913
TriCo Bancshares	401	16,128
TrustCo Bank Corp NY	68,815	582,863
Trustmark Corp.	23,397	830,126
UMB Financial Corp.	151	10,390
Union Bankshares Corp.	909	32,333
United Bankshares, Inc.	192	7,371
United Community Banks, Inc.	19,902	551,086
United Community Financial Corp.	2,092	20,962
United Financial Bancorp, Inc.	1,476	22,922
Unity Bancorp, Inc.	300	6,627
Univest Financial Corp.	5,490	145,540
Valley National Bancorp	1	11
Walker & Dunlop, Inc.	7,079	395,008
Waterstone Financial, Inc.	45	758
West Bancorporation, Inc.	355	8,208
Western New England Bancorp, Inc.	502	4,930
WSFS Financial Corp.	1,800	77,904

		24,091,855

Capital Goods - 11.8%
AAON, Inc.	528	21,046
AAR Corp.	3,310	120,914
Actuant Corp.	5,700	139,365
Advanced Drainage Systems, Inc.	28,567	726,173
Aegion Corp. (a)	1,700	29,512
Aerojet Rocketdyne Holdings, Inc. (a)	17,097	636,863
Aerovironment, Inc. (a)	2,200	175,274
Alamo Group, Inc.	5,823	559,241
Albany International Corp.	500	38,775
Allied Motion Technologies, Inc.	10,424	434,160
Altra Industrial Motion Corp.	8,734	277,829
Apogee Enterprises, Inc.	20,858	744,422
Applied Industrial Technologies, Inc.	1,677	97,501
Armstrong Flooring, Inc. (a)	5,978	85,725
Astronics Corp. (a)	4,711	169,455
Atkore International Group, Inc. (a)	3,147	72,696
Axon Enterprise, Inc. (a)	5,021	270,280
AZZ, Inc.	3,880	178,558
Babcock & Wilcox Enterprises, Inc. (a)	4,200	2,692
Barnes Group, Inc.	3,664	212,768
Beacon Roofing Supply, Inc. (a)	5,926	214,936
Blue Bird Corp. (a)	16,614	309,020
BMC Stock Holdings, Inc. (a)	56,508	1,080,998
Builders FirstSource, Inc. (a)	19,342	269,434
Caesarstone Ltd. (b)	3,114	52,315
Chart Industries, Inc. (a)	3,156	278,612
Columbus McKinnon Corp.	20,120	753,494
Comfort Systems USA, Inc.	20,005	1,072,668
Commercial Vehicle Group, Inc. (a)	34,201	273,608
Continental Building Products, Inc. (a)	2,688	77,495
CSW Industrials, Inc. (a)	6,008	341,134
Cubic Corp.	7,703	475,275
DMC Global, Inc.	23,700	1,113,426
Ducommun, Inc. (a)	14,982	635,686
DXP Enterprises, Inc. (a)	493	17,437

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Capital Goods - 11.8% (continued)
EMCOR Group, Inc.	32,665	$2,356,126
Encore Wire Corp.	12,413	735,346
Energy Recovery, Inc. (a)	500	4,010
EnerSys	6,625	489,057
EnPro Industries, Inc.	1,994	136,768
ESCO Technologies, Inc.	2,094	144,884
Esterline Technologies Corp. (a)	15,208	1,851,574
EVI Industries, Inc. (c)	1,300	52,650
Evoqua Water Technologies Corp. (a)	1,740	23,629
Federal Signal Corp.	31,615	777,097
Foundation Building Materials, Inc. (a)	32,854	365,336
Franklin Electric Co., Inc.	3,460	184,107
FreightCar America, Inc. (a)	3,877	30,047
Gencor Industries, Inc. (a)	444	5,910
Generac Holdings, Inc. (a)	7,807	402,529
General Electric Co.	132,104	1,372,561
Gibraltar Industries, Inc. (a)	5,852	237,006
Global Brass & Copper Holdings, Inc.	3,700	124,875
GMS, Inc. (a)	12,951	253,192
Graham Corp.	6,778	153,522
Great Lakes Dredge & Dock Corp. (a)	36,187	322,064
Griffon Corp.	298	5,316
Harsco Corp. (a)	35,710	799,190
Hillenbrand, Inc.	30,806	1,364,398
Hurco Cos., Inc.	9,234	395,954
Hyster-Yale Materials Handling, Inc.	2,662	180,111
IES Holdings, Inc. (a)	4,520	83,078
Insteel Industries, Inc.	9,245	210,324
JELD-WEN Holding, Inc. (a)	1,233	24,919
Kadant, Inc.	8,557	748,310
Kaman Corp.	21,696	1,336,040
Kennametal, Inc.	20,597	776,301
L3 Technologies, Inc.	6,033	1,277,488
Lawson Products, Inc. (a)	16,573	523,210
LB Foster Co. (a)	700	12,117
Lindsay Corp.	56	5,178
Lydall, Inc. (a)	1	28
Manitex International, Inc. (a)	1,900	14,516
Masonite International Corp. (a)(b)	2,200	121,990
Maxar Technologies, Inc.	1,700	12,393
Meritor, Inc. (a)	14,965	333,420
Milacron Holdings Corp. (a)	46,354	648,492
Miller Industries, Inc.	14,316	485,456
Moog, Inc.	9,755	916,580
MRC Global, Inc. (a)	50	843
Mueller Industries, Inc.	24,621	813,724
Mueller Water Products, Inc.	18,278	190,822
MYR Group, Inc. (a)	400	13,416
National Presto Industries, Inc.	2,066	231,681
NCI Building Systems, Inc. (a)	34,604	242,920
Nexeo Solutions, Inc. (a)	43,361	430,575
Northwest Pipe Co. (a)	1,000	24,670
NOW, Inc. (a)	12,384	178,701
NV5 Global, Inc. (a)	3,338	264,570
Omega Flex, Inc.	976	72,126

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Capital Goods - 11.8% (continued)
Orion Group Holdings, Inc. (a)	62,884	$267,257
Owens Corning	4,268	213,101
Park-Ohio Holdings Corp.	39	1,240
Patrick Industries, Inc. (a)	10,211	461,639
PGT Innovations, Inc. (a)	10,111	152,474
Powell Industries, Inc.	200	6,418
Preformed Line Products Co.	1,000	59,700
Proto Labs, Inc. (a)	3,792	428,458
Quanex Building Products Corp.	45,069	774,736
Raven Industries, Inc.	9,804	391,376
RBC Bearings, Inc. (a)	800	112,120
Rexnord Corp. (a)	6,898	183,970
Rush Enterprises, Inc. - Class A	7,231	303,124
Rush Enterprises, Inc. - Class B	5,022	207,409
Simpson Manufacturing Co., Inc.	20,839	1,248,881
SiteOne Landscape Supply, Inc. (a)	710	38,134
Spartan Motors, Inc.	80,820	738,695
Sparton Corp. (a)	23,743	438,771
SPX FLOW, Inc. (a)	1,500	51,780
Sterling Construction Co., Inc. (a)	27,122	396,252
Systemax, Inc.	53,430	1,082,492
Tennant Co.	7,085	447,772
The Gorman-Rupp Co.	19,200	649,152
The Greenbrier Companies, Inc.	22	907
Thermon Group Holdings, Inc. (a)	10,444	259,847
Titan International, Inc.	1,600	10,016
Titan Machinery, Inc. (a)	3,300	63,393
TPI Composites, Inc. (a)	1,823	55,073
Trex Co., Inc. (a)	6,446	483,128
TriMas Corp. (a)	21,504	695,224
Tutor Perini Corp. (a)	1,592	29,961
Twin Disc, Inc. (a)	301	5,325
Universal Forest Products, Inc.	22,495	696,670
Vectrus, Inc. (a)	19,867	535,614
Veritiv Corp. (a)	11,487	331,859
Vicor Corp. (a)	16,479	523,703
Wabash National Corp.	24,194	359,039
Wabtec Corp.	710	51,980
Watts Water Technologies, Inc.	5,404	435,238
Wesco Aircraft Holdings, Inc. (a)	446	3,787
Woodward, Inc.	336	32,370

		47,948,019

Commercial & Professional Services - 8.6%
ABM Industries, Inc. (c)	5,996	213,817
Acacia Research Corp. (a)	4,697	14,326
ACCO Brands Corp.	83,959	780,819
Advanced Disposal Services, Inc. (a)	6,353	168,482
ARC Document Solutions, Inc. (a)	1	2
ASGN, Inc. (a)	17,349	1,117,449
Barrett Business Services, Inc.	3,064	240,647
BG Staffing, Inc.	6,253	156,012
Brady Corp.	32,525	1,538,758
BrightView Holdings, Inc. (a)	9,730	131,355
Casella Waste Systems, Inc. (a)	11,426	403,109
CBIZ, Inc. (a)	52,264	1,078,206

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Commercial & Professional Services - 8.6% (continued)
CECO Environmental Corp. (a)	23,318	$177,683
Cimpress, N.V. (a)(b)	1,044	86,130
CompX International, Inc.	100	1,485
CRA International, Inc.	9,742	486,710
Deluxe Corp.	27,851	1,295,907
Ennis, Inc.	33,960	719,952
Exponent, Inc.	12,616	714,444
Forrester Research, Inc.	1,789	89,808
Franklin Covey Co. (a)	18,672	485,845
FTI Consulting, Inc. (a)	11,067	820,729
GP Strategies Corp. (a)	8,438	141,252
Healthcare Services Group, Inc. (c)	28,133	1,074,118
Heidrick & Struggles International, Inc.	33,642	1,450,307
Heritage-Crystal Clean, Inc. (a)	25,678	620,381
Herman Miller, Inc.	38,459	1,410,676
HNI Corp.	9,900	382,437
Huron Consulting Group, Inc. (a)	3,335	152,810
ICF International, Inc.	18,025	1,361,248
InnerWorkings, Inc. (a)	102,117	495,267
Insperity, Inc.	18,068	2,281,446
Interface, Inc.	1,800	31,950
Kelly Services, Inc.	13,197	318,444
Kforce, Inc.	38,394	1,420,962
Kimball International, Inc.	8,541	134,008
Knoll, Inc.	33,390	706,532
Korn Ferry	27,019	1,318,257
LSC Communications, Inc. (c)	43,158	365,117
Matthews International Corp.	900	35,793
McGrath RentCorp	13,545	810,533
Mistras Group, Inc. (a)	21,015	331,617
MSA Safety, Inc.	12,710	1,314,087
Multi-Color Corp.	200	9,970
Navigant Consulting, Inc.	43,087	887,161
NL Industries, Inc. (a)	441	1,910
PICO Holdings, Inc. (a)	1,967	20,221
Pitney Bowes, Inc.	19,281	138,630
Quad Graphics, Inc.	33,204	484,446
Resources Connection, Inc.	28,660	497,824
RR Donnelley & Sons Co.	34,678	186,568
SP Plus Corp. (a)	10,462	359,893
Steelcase, Inc.	65,165	1,141,039
Team, Inc. (a)	600	9,372
Tetra Tech, Inc.	17,913	1,075,138
The Brink’s Co.	9,703	765,761
TriNet Group, Inc. (a)	16,243	995,534
TrueBlue, Inc. (a)	13,379	307,985
UniFirst Corp.	2,618	376,521
US Ecology, Inc.	2,108	120,957
Viad Corp.	7,482	433,208
WageWorks, Inc. (a)	6,507	214,080
Willdan Group, Inc. (a)	4,888	185,157

		35,090,292

Consumer Durables & Apparel - 6.7%
Acushnet Holdings Corp.	41,852	1,042,533
American Outdoor Brands Corp. (a)	41,344	518,867

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Consumer Durables & Apparel - 6.7% (continued)
Beazer Homes USA, Inc. (a)	1	$12
Brunswick Corp.	2,642	139,339
Callaway Golf Co.	70,069	1,205,888
Capri Holdings Ltd. (a)(b)	12,762	581,947
Cavco Industries, Inc. (a)	717	99,254
Century Communities, Inc. (a)	299	6,826
Clarus Corp.	9,700	118,146
Crocs, Inc. (a)	72,746	1,868,117
Culp, Inc.	800	14,840
Deckers Outdoor Corp. (a)	16,817	2,488,075
Escalade, Inc.	399	4,868
Ethan Allen Interiors, Inc.	40,677	816,794
Flexsteel Industries, Inc.	197	4,903
Fossil Group, Inc. (a)	45,162	706,334
G-III Apparel Group Ltd. (a)	23,767	846,343
GoPro, Inc. (a)(c)	4,250	24,778
Green Brick Partners, Inc. (a)	9,113	81,197
Helen of Troy Ltd. (a)(b)	12,547	1,406,644
Hooker Furniture Corp.	2,352	73,853
Hovnanian Enterprises, Inc. (a)	6,812	4,612
Installed Building Products, Inc. (a)	500	21,810
iRobot Corp. (a)(c)	4,793	599,413
Johnson Outdoors, Inc.	14,799	971,406
KB Home	19,614	447,395
La-Z-Boy, Inc.	15,543	534,835
Lifetime Brands, Inc.	45	471
Lovesac Co/The (a)	900	27,243
M/I Homes, Inc. (a)	2,418	62,965
Malibu Boats, Inc. (a)	20,584	951,187
Marine Products Corp.	7,625	107,970
MasterCraft Boat Holdings, Inc. (a)	23,331	575,576
Meritage Homes Corp. (a)	12,995	569,831
Movado Group, Inc.	25,831	904,860
Nautilus, Inc. (a)	31,712	207,079
Oxford Industries, Inc.	9,777	772,676
Rocky Brands, Inc.	2,000	59,900
Roku, Inc. (a)	300	19,887
Skyline Champion Corp.	300	5,958
Sonos, Inc. (a)	800	8,264
Steven Madden Ltd.	46,674	1,539,775
Sturm Ruger & Co., Inc.	12,394	705,838
Superior Group of Cos, Inc.	300	5,214
Taylor Morrison Home Corp. (a)	53,661	899,895
The New Home Co., Inc. (a)	795	4,357
TopBuild Corp. (a)	1	60
TRI Pointe Group, Inc. (a)	63,230	796,698
Tupperware Brands Corp.	21,876	658,686
Turtle Beach Corp. (a)(c)	11,367	174,938
Universal Electronics, Inc. (a)	2,265	75,628
Vera Bradley, Inc. (a)	98,759	943,149
Vista Outdoor, Inc. (a)	38,190	340,273
Wolverine World Wide, Inc.	41,222	1,474,099
YETI Holdings, Inc. (a)(c)	2,864	68,707
ZAGG, Inc. (a)	60,093	697,079

		27,287,292

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Consumer Services - 4.2%
Adtalem Global Education, Inc. (a)	27,215	$1,311,763
American Public Education, Inc. (a)	21,158	683,615
Belmond Ltd. (a)(b)	1,800	44,730
Biglari Holdings, Inc. (a)	190	25,462
BJ’s Restaurants, Inc.	9,456	452,375
Bloomin’ Brands, Inc.	45,527	941,498
Brinker International, Inc. (c)	15,015	687,237
Career Education Corp. (a)	59,886	995,305
Carriage Services, Inc.	11,511	241,846
Carrols Restaurant Group, Inc. (a)	5,200	55,588
Century Casinos, Inc. (a)	2,980	25,121
Chegg, Inc. (a)	400	15,852
Churchill Downs, Inc.	2,370	222,306
Chuy’s Holdings, Inc. (a)	1,268	28,365
Cracker Barrel Old Country Store, Inc. (c)	3,420	554,006
Dave & Buster’s Entertainment, Inc.	100	5,133
Del Taco Restaurants, Inc. (a)	9,769	101,012
Denny’s Corp. (a)	34,219	597,464
Dine Brands Global, Inc.	400	39,680
El Pollo Loco Holdings, Inc. (a)	15,520	234,818
Eldorado Resorts, Inc. (a)	3,706	178,666
Fiesta Restaurant Group, Inc. (a)	19,140	288,440
Houghton Mifflin Harcourt Co. (a)	33,128	262,043
International Speedway Corp.	9,115	394,224
J Alexander’s Holdings, Inc. (a)	27,084	247,277
Jack in the Box, Inc.	200	16,108
K12, Inc. (a)	55,330	1,772,773
Laureate Education, Inc. (a)	4,400	67,276
Luby’s, Inc. (a)	3,220	4,991
Monarch Casino & Resort, Inc. (a)	7,357	322,604
Noodles & Co. (a)	2,266	17,765
Papa John’s International, Inc. (c)	3,695	161,508
Penn National Gaming, Inc. (a)	18,478	459,178
Potbelly Corp. (a)	70,961	597,492
Red Lion Hotels Corp. (a)	3,594	28,680
Red Robin Gourmet Burgers, Inc. (a)	12,400	377,084
Regis Corp. (a)	68,830	1,245,135
Ruth’s Hospitality Group, Inc.	17,491	444,621
Speedway Motorsports, Inc.	2,978	52,592
Strategic Education, Inc.	4,517	590,733
Texas Roadhouse, Inc.	16,868	1,067,913
The Cheesecake Factory, Inc. (c)	17,546	829,926
The Habit Restaurants, Inc. - Class A (a)	15,394	173,490
Town Sports International Holdings, Inc. (a)	7,479	40,761
Weight Watchers International, Inc. (a)(c)	19,493	394,343
Wingstop, Inc.	200	13,322

		17,312,121

Diversified Financials - 3.6%
Artisan Partners Asset Management, Inc.	54,904	1,443,975
Blucora, Inc. (a)	15,370	413,299
BrightSphere Investment Group PLC	6,492	91,862
Cannae Holdings, Inc. (a)	35,789	820,284
Cohen & Steers, Inc.	1,817	75,878
Donnelley Financial Solutions, Inc. (a)	32,148	456,823

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Diversified Financials - 3.6% (continued)
Elevate Credit, Inc. (a)	15,719	$68,849
Enova International, Inc. (a)	24,055	613,884
EZCORP, Inc. (a)(c)	29,860	291,732
Federated Investors, Inc.	32,275	960,181
FirstCash, Inc.	6,053	530,606
GAIN Capital Holdings, Inc.	58	400
GAMCO Investors, Inc.	837	17,142
Green Dot Corp. (a)	16,063	1,036,867
Greenhill & Co., Inc.	3,351	78,882
Hamilton Lane, Inc.	11,603	541,628
Hennessy Advisors, Inc.	484	4,961
Houlihan Lokey, Inc.	19,579	900,242
Investment Technology Group, Inc.	25,750	778,422
Ladenburg Thalmann Financial Services, Inc.	49,922	146,771
Manning & Napier, Inc.	552	1,187
Marlin Business Services Corp.	242	5,697
Moelis & Co.	31,149	1,389,557
NewStar Financial, Inc. (a)(d)	4,220	1,182
On Deck Capital, Inc. (a)(c)	15,001	92,106
Oppenheimer Holdings, Inc.	13,355	376,878
Piper Jaffray Cos.	5,110	357,496
PJT Partners, Inc.	4,230	195,553
Pzena Investment Management, Inc.	61,497	612,510
Regional Management Corp. (a)	5,788	157,376
Silvercrest Asset Management Group, Inc.	5,641	84,558
SLM Corp. (a)	47,339	523,096
Stifel Financial Corp.	34	1,851
Waddell & Reed Financial, Inc. (c)	50,257	930,257
Westwood Holdings Group, Inc.	7,982	308,504
World Acceptance Corp. (a)	2,041	251,043

		14,561,539

Energy - 2.7%
Adams Resources & Energy, Inc.	4,516	179,466
Arch Coal, Inc.	5,607	522,348
Basic Energy Services, Inc. (a)	14,357	69,344
C&J Energy Services, Inc. (a)	17,123	295,714
Cactus, Inc. (a)	1,200	43,512
Cloud Peak Energy, Inc. (a)	184,673	96,030
CONSOL Energy, Inc. (a)	6,036	229,066
Covia Holdings Corp. (a)	340	1,618
CVR Energy, Inc.	20,112	815,340
Dawson Geophysical Co. (a)	34	123
Delek US Holdings, Inc.	28,275	1,000,370
Diamond Offshore Drilling, Inc. (a)	100	955
Dorian LPG Ltd. (a)(b)	200	1,180
Dril-Quip, Inc. (a)	5,026	214,158
Era Group, Inc. (a)	12,672	145,981
Evolution Petroleum Corp.	7,257	51,307
Exterran Corp. (a)	2,165	36,957
FTS International, Inc. (a)	38,017	391,195
Green Plains, Inc.	700	10,920
Hallador Energy Co.	2,030	10,901
HollyFrontier Corp.	2,000	102,400
Independence Contract Drilling, Inc. (a)	41	127
Keane Group, Inc. (a)	24,890	274,288

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Energy - 2.7% (continued)
Key Energy Services, Inc. (a)	400	$1,024
KLX Energy Services Holdings, Inc. (a)	3,479	91,706
Liberty Oilfield Services, Inc. (c)	31,991	524,013
Mammoth Energy Services, Inc.	16,413	377,335
Matrix Service Co. (a)	46,544	972,304
NACCO Industries, Inc.	6,747	246,738
NCS Multistage Holdings, Inc. (a)	5,654	31,154
Newpark Resources, Inc. (a)	8,814	77,916
Nine Energy Service, Inc. (a)	6,631	173,865
Oil States International, Inc. (a)	46	788
Overseas Shipholding Group, Inc. (a)	72,016	141,872
Par Pacific Holdings, Inc. (a)	3,700	62,530
Peabody Energy Corp.	25,022	771,929
Penn Virginia Corp. (a)	100	5,366
Profire Energy, Inc. (a)	8,411	15,729
Renewable Energy Group, Inc. (a)	49,616	1,318,297
REX American Resources Corp. (a)	101	8,051
RigNet, Inc. (a)	456	7,059
SandRidge Energy, Inc. (a)	20,385	158,391
Tellurian, Inc. (a)	400	4,104
TETRA Technologies, Inc. (a)	1,021	2,440
Valero Energy Corp.	10,815	882,071
World Fuel Services Corp.	27,322	756,546

		11,124,528

Food & Staples Retailing - 1.9%
BJ’s Wholesale Club Holdings, Inc. (a)	40,941	1,036,626
Ingles Markets, Inc.	9,542	296,947
Natural Grocers by Vitamin Cottage, Inc. (a)(c)	47,538	675,040
Performance Food Group Co. (a)	67,867	2,614,916
PriceSmart, Inc.	5,820	376,321
Rite Aid Corp. (a)(c)	143,115	105,905
Smart & Final Stores, Inc. (a)	37,686	233,653
SpartanNash Co.	28,337	537,836
The Chefs’ Warehouse, Inc. (a)	33,012	1,056,714
United Natural Foods, Inc. (a)	21,602	324,246
Village Super Market, Inc.	402	12,321
Weis Markets, Inc.	11,376	572,327

		7,842,852

Food, Beverage & Tobacco - 1.7%
Boston Beer Company, Inc. - Class A (a)	1,055	329,751
Calavo Growers, Inc.	789	67,168
Cal-Maine Foods, Inc.	9,996	440,824
Coca-Cola Consolidated, Inc.	1,378	341,551
Craft Brew Alliance, Inc. (a)	6,581	112,206
Darling Ingredients, Inc. (a)	42,568	935,645
Dean Foods Co.	853	3,421
Fresh Del Monte Produce, Inc. (b)	13,704	379,327
Freshpet, Inc. (a)	281	11,583
J&J Snack Foods Corp.	298	46,273
John B Sanfilippo & Son, Inc.	663	46,065
Lancaster Colony Corp.	5,591	876,501
Lifeway Foods, Inc. (a)	2,494	5,686
MGP Ingredients, Inc.	100	8,185
National Beverage Corp. (c)	1,987	136,288
PepsiCo., Inc.	9,122	1,054,868

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Food, Beverage & Tobacco - 1.7% (continued)
Primo Water Corp. (a)	841	$12,337
Sanderson Farms, Inc. (c)	2,789	321,293
Simply Good Foods Co/The (a)	2,848	58,270
Tootsie Roll Industries, Inc. (c)	15,028	558,891
Turning Point Brands, Inc.	1,600	65,424
Universal Corp.	5,700	338,238
Vector Group Ltd.	50,573	592,716

		6,742,511

Health Care Equipment & Services - 6.3%
Accuray, Inc. (a)	5,768	27,802
Addus HomeCare Corp. (a)	4,133	277,779
Amedisys, Inc. (a)	12,887	1,601,854
AMN Healthcare Services, Inc. (a)	16,293	814,813
AngioDynamics, Inc. (a)	38,408	860,723
AtriCure, Inc. (a)	1,100	35,134
Atrion Corp.	430	338,139
Avanos Medical, Inc. (a)	2,197	103,435
AxoGen, Inc. (a)	480	8,861
BioScrip, Inc. (a)	100	325
BioTelemetry, Inc. (a)	1,014	75,766
Cardiovascular Systems, Inc. (a)	800	28,296
Civitas Solutions, Inc. (a)	10,292	182,786
Computer Programs & Systems, Inc.	1,162	38,276
CONMED Corp.	5,550	426,795
CorVel Corp. (a)	9,728	654,694
Cross Country Healthcare, Inc. (a)	27,436	239,791
CryoLife, Inc. (a)	2,250	66,555
Cutera, Inc. (a)	4,945	84,658
Diplomat Pharmacy, Inc. (a)	2,227	14,364
Genesis Healthcare, Inc. (a)	26,489	36,290
Glaukos Corp. (a)	5,471	405,784
Globus Medical, Inc. (a)	26,852	1,307,424
Haemonetics Corp. (a)	15,117	1,313,214
HealthEquity, Inc. (a)	2,193	176,493
HealthStream, Inc.	17,629	490,086
HMS Holdings Corp. (a)	13,691	471,792
Inogen, Inc. (a)	2,420	260,053
Integer Holdings Corp. (a)	2,400	218,304
Invacare Corp.	10,643	103,556
iRadimed Corp. (a)(c)	26,141	653,525
LHC Group, Inc. (a)	14,636	1,605,423
LivaNova PLC (a)(b)	7,305	680,826
Magellan Health, Inc. (a)	1,290	87,862
Masimo Corp. (a)	3,626	476,021
Medidata Solutions, Inc. (a)	952	71,419
Medtronic PLC (b)	10,927	988,894
Meridian Bioscience, Inc.	32,457	554,041
Merit Medical Systems, Inc. (a)	1,200	66,876
National HealthCare Corp.	5,583	454,512
National Research Corp.	15,594	607,074
Natus Medical, Inc. (a)	5,731	158,348
Neogen Corp. (a)	1,830	113,387
NextGen Healthcare, Inc. (a)	30,163	527,852
NuVasive, Inc. (a)	1,100	64,790
Omnicell, Inc. (a)	4,046	343,708

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Health Care Equipment & Services - 6.3% (continued)
OraSure Technologies, Inc. (a)	14,715	$158,186
Orthofix Medical, Inc. (a)	10,405	635,745
Owens & Minor, Inc.	5,911	36,885
Patterson Cos., Inc.	51,214	1,154,876
PetIQ, Inc. (a)	700	21,077
Quorum Health Corp. (a)	13,015	36,312
R1 RCM, Inc. (a)	4,900	48,461
RadNet, Inc. (a)	26,131	356,427
RTI Surgical, Inc. (a)	2,944	14,661
SeaSpine Holdings Corp. (a)	4,120	63,201
Select Medical Holdings Corp. (a)	10,678	158,248
Sientra, Inc. (a)	1,100	12,177
Simulations Plus, Inc.	2,984	61,202
STAAR Surgical Co. (a)	9,776	359,757
Surgery Partners, Inc. (a)	700	8,764
Surmodics, Inc. (a)	6,325	369,064
Tabula Rasa HealthCare, Inc. (a)	15,450	851,449
Tactile Systems Technology, Inc. (a)	5,258	399,661
The Ensign Group, Inc.	18,850	932,132
The Providence Service Corp. (a)	8,251	588,461
Tivity Health, Inc. (a)	21,846	467,504
US Physical Therapy, Inc.	2,501	275,710
Utah Medical Products, Inc.	2,100	178,248
Varex Imaging Corp. (a)	12,579	395,484

		25,702,092

Household & Personal Products - 1.0%
Central Garden & Pet Co. (a)	6,040	188,931
Central Garden & Pet Co. - Class A (a)	14,234	396,417
Colgate-Palmolive Co.	7,275	479,204
Edgewell Personal Care Co. (a)	9,177	407,092
elf Beauty, Inc. (a)	10,769	85,614
Inter Parfums, Inc.	18,855	1,390,933
Medifast, Inc.	1,618	206,182
Natural Health Trends Corp. (c)	26,474	336,749
Nature’s Sunshine Products, Inc. (a)	552	4,582
Oil-Dri Corp of America	290	8,453
USANA Health Sciences, Inc. (a)	3,882	382,377
WD-40 Co.	1,159	207,426

		4,093,960

Insurance - 3.5%
American Equity Investment Life Holding Co.	22,355	707,536
AMERISAFE, Inc.	1,958	123,569
Citizens, Inc. (a)(c)	5,795	39,580
CNO Financial Group, Inc.	5,660	96,390
Crawford & Co.	46	473
Donegal Group, Inc.	4,433	59,713
eHealth, Inc. (a)	19,644	1,049,186
EMC Insurance Group, Inc.	11,677	372,847
Employers Holdings, Inc.	7,673	319,657
Enstar Group Ltd. (a)(b)	185	33,004
FBL Financial Group, Inc.	1,280	89,434
FedNat Holding Co.	2,962	54,057
Goosehead Insurance, Inc. (a)	679	21,422
Hallmark Financial Services, Inc. (a)	8,420	87,989
Hanover Insurance Group, Inc.	1,219	144,707

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Insurance - 3.5% (continued)
Health Insurance Innovations, Inc. (a)(c)	4,047	$150,589
Heritage Insurance Holdings, Inc.	39,307	586,460
Horace Mann Educators Corp.	1,400	54,866
Independence Holding Co.	800	30,552
Investors Title Co.	136	23,176
James River Group Holdings Ltd. (b)	1,000	41,090
Kemper Corp.	19,873	1,651,446
Kingstone Cos., Inc.	2,693	45,269
Kinsale Capital Group, Inc.	11,157	744,841
National General Holdings Corp.	18,015	464,967
National Western Life Group, Inc.	1	308
NI Holdings, Inc. (a)	400	6,036
Primerica, Inc.	1,106	138,294
ProAssurance Corp.	16,768	680,781
Protective Insurance Corp.	848	17,901
RLI Corp.	9,396	662,606
Safety Insurance Group, Inc.	11,311	1,010,525
Selective Insurance Group, Inc.	11,364	749,569
State Auto Financial Corp.	4,202	141,481
Stewart Information Services Corp.	23,164	994,431
The Navigators Group, Inc.	13,337	930,656
Third Point Reinsurance Ltd. (a)(b)	22,839	244,149
Tiptree, Inc.	1,014	6,216
United Fire Group, Inc.	14,903	726,372
United Insurance Holdings Corp. (c)	4,065	66,585
Universal Insurance Holdings, Inc.	23,483	916,776

		14,285,506

Materials - 4.2%
AdvanSix, Inc. (a)	11,383	372,793
AgroFresh Solutions, Inc. (a)	1,827	7,874
AK Steel Holding Corp. (a)	7,700	23,254
Balchem Corp.	300	26,619
Bemis Co., Inc.	2,845	150,500
Boise Cascade Co.	39,457	1,100,456
Carpenter Technology Corp.	2,293	107,633
Century Aluminum Co. (a)	803	6,930
Chase Corp.	58	5,600
Flotek Industries, Inc. (a)	1,900	6,080
Forterra, Inc. (a)	40	210
FutureFuel Corp.	73,033	1,346,729
Gold Resource Corp.	66,064	309,840
Greif, Inc. - Class A	14,810	595,362
Greif, Inc. - Class B	100	4,546
Haynes International, Inc.	700	24,626
Hecla Mining Co.	28	67
Ingevity Corp. (a)	800	92,176
Innospec, Inc.	1,381	113,049
Intrepid Potash, Inc. (a)	5,879	22,340
Kaiser Aluminum Corp.	1,412	154,586
Kraton Corp. (a)	3,231	114,959
Kronos Worldwide, Inc.	5,101	77,790
Livent Corp. (a)(c)	3,566	45,645
Louisiana-Pacific Corp.	68,851	1,739,865
LyondellBasell Industries N.V. (b)	20,769	1,776,165
Materion Corp.	19,671	1,136,590

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Materials - 4.2% (continued)
Minerals Technologies, Inc.	1,200	$71,040
Myers Industries, Inc.	56,674	1,081,340
Neenah, Inc.	322	21,761
Olympic Steel, Inc.	120	2,330
OMNOVA Solutions, Inc. (a)	54,101	440,923
PH Glatfelter Co.	1,998	26,873
PolyOne Corp.	17,619	574,732
Quaker Chemical Corp.	2,600	543,374
Schnitzer Steel Industries, Inc.	20,077	487,871
Schweitzer-Mauduit International, Inc.	7,933	305,896
Stepan Co.	6,956	654,560
SunCoke Energy, Inc. (a)	26,595	263,822
Trecora Resources (a)	3,438	33,005
Tredegar Corp.	25,333	441,301
Trinseo S.A. (b)	10,025	503,155
UFP Technologies, Inc. (a)	6,265	209,878
United States Lime & Minerals, Inc.	1,691	121,752
Valhi, Inc.	41,271	167,148
Verso Corp. (a)	35,994	707,282
Warrior Met Coal, Inc.	20,407	597,517
Worthington Industries, Inc.	15,290	601,050

		17,218,894

Media & Entertainment - 3.6%
Actua Corp. (a)(d)	5,440	3,482
Alphabet, Inc. - Class C (a)	305	341,576
Beasley Broadcast Group, Inc.	900	3,699
Care.com, Inc. (a)	29,609	745,851
Cargurus, Inc. (a)	2,659	113,619
Central European Media Enterprises Ltd. (a)(b)	2,500	8,775
DHI Group, Inc. (a)	458	1,214
Emerald Expositions Events, Inc.	7,164	90,123
Entravision Communications Corp.	48,464	191,433
Eros International PLC (a)(b)	173	1,662
Fluent, Inc. (a)	25,333	129,452
Gannett Co., Inc.	101,397	1,190,401
Glu Mobile, Inc. (a)	49,814	447,330
Hemisphere Media Group, Inc. (a)	13,182	183,230
IMAX Corp. (a)(b)	10,473	239,936
Liberty TripAdvisor Holdings, Inc. (a)	50,315	759,253
MDC Partners, Inc. (a)(b)	28,340	94,089
MSG Networks, Inc. (a)	21,282	513,747
National CineMedia, Inc.	19,344	149,723
New Media Investment Group, Inc.	55,335	737,062
QuinStreet, Inc. (a)	94,698	1,268,006
Reading International, Inc. (a)	11	177
Rosetta Stone, Inc. (a)	33,741	543,567
Saga Communications, Inc.	135	4,536
Scholastic Corp.	7,334	310,301
Sinclair Broadcast Group, Inc.	15,230	549,803
TechTarget, Inc. (a)	22,469	372,536
TEGNA, Inc.	41,046	540,576
The EW Scripps Co. - Class A	200	4,230
The Marcus Corp.	14,500	614,655
The Meet Group, Inc. (a)	1,000	6,000
The New York Times Co. - Class A (c)	78,029	2,563,253

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Media & Entertainment - 3.6% (continued)
Travelzoo (a)	26	$345
Tribune Publishing Co. (a)	14,019	169,069
TrueCar, Inc. (a)	1,500	10,860
Urban One, Inc. (a)	43	89
Viacom, Inc. - Class B	26,324	769,187
World Wrestling Entertainment, Inc.	5,695	476,671
Yelp, Inc. (a)	15,988	595,713

		14,745,231

Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
Amphastar Pharmaceuticals, Inc. (a)	4,618	114,757
Anika Therapeutics, Inc. (a)	1,479	48,260
Assertio Therapeutics, Inc. (a)	29,812	123,422
Clearside Biomedical, Inc. (a)	1,500	2,175
Codexis, Inc. (a)	400	8,648
Collegium Pharmaceutical, Inc. (a)	600	10,554
Corcept Therapeutics, Inc. (a)	20,804	259,426
Enzo Biochem, Inc. (a)	1,592	5,381
Horizon Pharma PLC (a)(b)	6,300	182,763
Innoviva, Inc. (a)(c)	26,560	416,992
Intersect ENT, Inc. (a)	2,554	86,810
IQVIA Holdings, Inc. (a)	7,586	1,062,799
Luminex Corp.	22,358	569,682
Medpace Holdings, Inc. (a)	9,273	509,551
NeoGenomics, Inc. (a)	33,867	663,793
Pfizer, Inc.	21,630	937,660
Phibro Animal Health Corp.	11,609	340,144
SIGA Technologies, Inc. (a)	27,592	187,074

		5,529,891

Real Estate - 0.7%
Altisource Portfolio Solutions, S.A. (a)(b)(c)	2,605	65,308
Forestar Group, Inc. (a)	3,362	57,053
HFF, Inc.	19,285	871,682
Marcus & Millichap, Inc. (a)	26,445	1,021,306
Maui Land & Pineapple Co., Inc. (a)	217	2,476
RE/MAX Holdings, Inc.	3,666	143,817
The RMR Group, Inc. - Class A	8,346	597,156

		2,758,798

Retailing - 10.8%
1-800-Flowers.com, Inc. (a)	92,687	1,653,536
Aaron’s, Inc.	37,493	2,035,495
Abercrombie & Fitch Co.	84,822	1,861,843
American Eagle Outfitters, Inc.	134,816	2,750,246
America’s Car-Mart, Inc. (a)	14,733	1,202,213
Asbury Automotive Group, Inc. (a)	5,730	411,357
Ascena Retail Group, Inc. (a)	240,893	534,782
Barnes & Noble Education, Inc. (a)	53,952	371,729
Barnes & Noble, Inc.	101,365	638,600
Bed Bath & Beyond, Inc. (c)	20,772	347,516
Big 5 Sporting Goods Corp. (c)	37,253	150,130
Big Lots, Inc.	30,061	947,823
Boot Barn Holdings, Inc. (a)	27,854	793,839
Caleres, Inc.	21,304	662,554
Chico’s FAS, Inc.	177,502	1,036,612
Citi Trends, Inc.	18,401	398,198
Conn’s, Inc. (a)	14,600	344,414

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Retailing - 10.8% (continued)
Core-Mark Holding Co., Inc.	22,320	$703,303
Destination XL Group, Inc. (a)	7,644	19,951
Dillard’s, Inc. (c)	13,617	1,069,479
DSW, Inc.	61,736	1,828,003
Duluth Holdings, Inc. (a)	131	3,327
Express, Inc. (a)	130,329	677,711
Five Below, Inc. (a)	8,005	963,402
Francesca’s Holdings Corp. (a)(c)	214,212	179,381
Funko, Inc. (a)	1,600	31,824
GameStop Corp. (c)	17,106	200,140
Genesco, Inc. (a)	18,812	908,055
GNC Holdings, Inc. (a)(c)	118,291	352,507
Group 1 Automotive, Inc.	1,174	72,999
Groupon, Inc. (a)	269,681	881,857
Guess?, Inc.	44,079	986,929
Haverty Furniture Cos., Inc.	8,077	196,756
Hibbett Sports, Inc. (a)	9,300	172,422
Hudson Ltd. (a)(b)	52,259	778,659
J. Jill, Inc. (a)	53,907	320,747
Kirkland’s, Inc. (a)	66,645	778,414
Lands’ End, Inc. (a)	15,217	277,406
Liquidity Services, Inc. (a)	35,194	242,839
Lithia Motors, Inc.	4,134	373,176
Lumber Liquidators Holdings, Inc. (a)(c)	28,620	338,002
MarineMax, Inc. (a)	18,417	361,526
Monro, Inc.	16,464	1,256,368
Murphy USA, Inc. (a)	6,396	497,417
National Vision Holdings, Inc. (a)	3,484	117,062
Nutrisystem, Inc.	3,726	161,261
Ollie’s Bargain Outlet Holdings, Inc. (a)(c)	7,821	689,969
Overstock.com, Inc. (a)(c)	19,554	387,365
Party City Holdco, Inc. (a)	3,061	31,865
PetMed Express, Inc. (c)	18,339	422,714
Pier 1 Imports, Inc. (a)(c)	252,827	341,316
Rent-A-Center, Inc. (a)	58,340	1,085,707
RH (a)(c)	6,159	945,961
RTW RetailWinds, Inc. (a)	10,087	30,664
Sally Beauty Holdings, Inc. (a)	52,676	951,855
Sears Hometown and Outlet Stores, Inc. (a)	6,852	14,937
Shoe Carnival, Inc. (c)	34,944	1,332,764
Shutterstock, Inc.	8,332	386,022
Signet Jewelers Ltd. (b)	4,353	122,363
Sleep Number Corp. (a)	14,699	641,611
Sonic Automotive, Inc.	10,409	156,447
Sportsman’s Warehouse Holdings, Inc. (a)	27,234	171,302
Stamps.com, Inc. (a)	579	54,420
Stein Mart, Inc. (a)	3,679	4,157
Tailored Brands, Inc.	61,805	800,993
The Buckle, Inc. (c)	35,051	672,629
The Cato Corp. - Class A	33,676	530,060
The Children’s Place, Inc.	3,758	359,115
The Container Store Group, Inc. (a)	71,588	488,946
Tile Shop Holdings, Inc.	9,472	60,431
Tilly’s, Inc.	51,670	626,757
Weyco Group, Inc.	11,886	360,384

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Retailing - 10.8% (continued)
Winmark Corp.	840	$144,690
Zumiez, Inc. (a)	38,546	952,086

		43,659,340

Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)	14,681	739,482
Alpha & Omega Semiconductor Ltd. (a)(b)	600	6,456
Amkor Technology, Inc. (a)	21,100	185,258
Aquantia Corp. (a)	3,205	25,159
Axcelis Technologies, Inc. (a)	385	8,093
Brooks Automation, Inc. (c)	30,991	995,121
Cabot Microelectronics Corp.	10,675	1,207,343
CEVA, Inc. (a)	201	5,592
Cirrus Logic, Inc. (a)	30,607	1,228,259
Cohu, Inc.	15,047	269,191
Cree, Inc. (a)	4,500	244,845
Diodes, Inc. (a)	21,103	851,084
Entegris, Inc.	32,456	1,146,671
FormFactor, Inc. (a)	14,111	223,659
Ichor Holdings Ltd. (a)(c)	1,869	39,193
Integrated Device Technology, Inc. (a)	11,381	550,044
Lattice Semiconductor Corp. (a)	11,328	133,670
MaxLinear, Inc. (a)	3,882	97,594
Nanometrics, Inc. (a)	22,578	642,570
NVE Corp.	249	25,602
PDF Solutions, Inc. (a)	7,675	91,409
Photronics, Inc. (a)	54,417	533,831
Power Integrations, Inc.	173	12,639
Rambus, Inc. (a)	3,958	40,649
Rudolph Technologies, Inc. (a)	24,386	550,636
Semtech Corp. (a)	1,756	96,650
Sigma Designs, Inc. (c)	44,767	6,939
Silicon Laboratories, Inc. (a)	1,424	115,372
SMART Global Holdings, Inc. (a)(b)	1,608	47,130
Synaptics, Inc. (a)	1,400	58,618
Veeco Instruments, Inc. (a)	1	11
Xperi Corp.	4,174	100,176

		10,278,946

Software & Services - 6.2%
8x8, Inc. (a)	14,282	280,927
A10 Networks, Inc. (a)	31,050	216,729
Adobe, Inc. (a)	4,424	1,161,300
Agilysys, Inc. (a)	31,720	662,948
Altair Engineering, Inc. (a)	2,100	74,466
Alteryx, Inc. (a)(c)	4,200	320,502
Amber Road, Inc. (a)	800	7,872
American Software, Inc. - Class A	44,082	510,910
Appfolio, Inc. (a)	8,962	647,773
Avaya Holdings Corp. (a)	1,700	26,333
Blackline, Inc. (a)	2,307	120,748
Bottomline Technologies de, Inc. (a)	1,181	58,908
Brightcove, Inc. (a)	38,611	342,480
CACI International, Inc. (a)	11,309	2,061,178
Carbonite, Inc. (a)	13,368	311,073
Cardtronics PLC - Class A (a)	3,900	115,089
ChannelAdvisor Corp. (a)	24,356	314,923

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Software & Services - 6.2% (continued)
Cloudera, Inc. (a)	8,317	$121,179
CommVault Systems, Inc. (a)	8,225	554,283
CSG Systems International, Inc.	983	40,844
Ellie Mae, Inc. (a)	742	73,822
Endurance International Group Holdings, Inc. (a)	3,700	25,900
Everbridge, Inc. (a)	4,796	339,125
Everi Holdings, Inc. (a)	10	77
EVERTEC, Inc. (b)	18,104	518,136
ExlService Holdings, Inc. (a)	5,393	331,130
I3 Verticals, Inc. (a)(c)	4,017	84,518
Information Services Group, Inc. (a)	2,160	9,310
Instructure, Inc. (a)	2,201	102,853
J2 Global, Inc.	185	15,727
Limelight Networks, Inc. (a)	111,684	326,117
LivePerson, Inc. (a)	8,527	238,415
LiveRamp Holdings, Inc. (a)	2,278	122,442
Majesco (a)	583	4,244
ManTech International Corp. - Class A	23,980	1,303,313
MAXIMUS, Inc.	33,517	2,368,982
MicroStrategy, Inc. (a)	1,768	250,172
Mitek Systems, Inc. (a)	448	4,843
MobileIron, Inc. (a)	30,831	156,005
Model N, Inc. (a)	5,765	99,734
MoneyGram International, Inc. (a)	6,478	15,742
Monotype Imaging Holdings, Inc.	5,777	113,229
New Relic, Inc. (a)	200	21,150
NIC, Inc.	46,918	801,829
OneSpan, Inc. (a)	4,115	87,649
Oracle Corp.	21,854	1,139,249
Perficient, Inc. (a)	37,273	1,066,380
Perspecta, Inc.	3,028	63,891
PFSweb, Inc. (a)	4,138	25,904
PRGX Global, Inc. (a)	8,518	79,899
Progress Software Corp.	23,567	866,794
Q2 Holdings, Inc. (a)	500	34,410
QAD, Inc.	16,258	735,837
Rapid7, Inc. (a)	400	18,412
SailPoint Technologies Holding, Inc. (a)	6,778	209,033
Science Applications International Corp.	3,716	277,585
SecureWorks Corp. (a)(c)	37,618	834,743
ServiceSource International, Inc. (a)	18,669	17,371
ShotSpotter, Inc. (a)	41	2,048
SPS Commerce, Inc. (a)	1,200	128,136
Sykes Enterprises, Inc. (a)	8,115	240,123
Telaria, Inc. (a)	3,553	19,826
Telenav, Inc. (a)	1,081	6,464
The Hackett Group, Inc.	19,935	324,143
The Trade Desk, Inc. - Class A (a)	3,339	659,586
TiVo Corp.	1,292	12,959
Travelport Worldwide Ltd. (b)	29,654	466,161
TTEC Holdings, Inc.	3,673	125,837
Tucows, Inc. (a)	151	11,707
Unisys Corp. (a)	27,119	366,378
Varonis Systems, Inc. (a)	1,886	107,427
Virtusa Corp. (a)	15,910	802,978

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Software & Services - 6.2% (continued)
Workiva, Inc. (a)	10,242	$506,467
Yext, Inc. (a)	3,600	66,888
Zix Corp. (a)	87,352	788,789

		25,370,354

Technology Hardware & Equipment - 6.1%
Acacia Communications, Inc. (a)	200	10,670
ADTRAN, Inc.	24,335	365,512
Aerohive Networks, Inc. (a)	86,330	435,966
Anixter International, Inc. (a)	22,691	1,331,508
Arlo Technologies, Inc. (a)	3,798	16,445
Avid Technology, Inc. (a)	30,415	144,471
AVX Corp.	97,006	1,765,509
Badger Meter, Inc.	12,842	755,623
Bel Fuse, Inc.	3,805	93,032
Belden, Inc.	174	10,751
Benchmark Electronics, Inc.	37,166	1,018,348
CalAmp Corp. (a)	18	250
Calix, Inc. (a)	43,130	353,666
Casa Systems, Inc. (a)	11,425	116,421
Ciena Corp. (a)	24,587	1,048,881
Clearfield, Inc. (a)	300	4,356
Comtech Telecommunications Corp.	19,634	520,301
Control4 Corp. (a)	13,812	248,754
Cray, Inc. (a)	1,600	39,248
CTS Corp.	26,922	864,735
Daktronics, Inc.	103,908	843,733
Digi International, Inc. (a)	52,925	698,610
Eastman Kodak Co. (a)(c)	2,106	6,402
Electronics For Imaging, Inc. (a)	6,689	180,871
ePlus, Inc. (a)	7,466	667,759
Extreme Networks, Inc. (a)	41,941	344,755
Fabrinet (a)(b)	19,390	1,134,315
FARO Technologies, Inc. (a)	3,700	169,497
Fitbit, Inc. (a)	43,683	258,603
Hewlett Packard Enterprise Co.	10,263	168,108
Immersion Corp. (a)	49,240	442,175
Infinera Corp. (a)	26	133
Insight Enterprises, Inc. (a)	26,451	1,476,495
InterDigital, Inc.	4,288	299,002
Iteris, Inc. (a)	2,797	12,083
KEMET Corp.	2,348	44,495
Kimball Electronics, Inc. (a)	34,819	539,695
Knowles Corp. (a)	1,059	17,241
KVH Industries, Inc. (a)	37,230	422,933
Littelfuse, Inc.	1	193
Lumentum Holdings, Inc. (a)	1,226	60,994
Methode Electronics, Inc.	6,218	174,477
MTS Systems Corp.	900	47,970
Napco Security Technologies, Inc. (a)	5,172	111,146
NETGEAR, Inc. (a)	10,755	385,567
NetScout Systems, Inc. (a)	2,320	63,498
Novanta, Inc. (a)(b)	15,942	1,302,940
OSI Systems, Inc. (a)	1,504	130,622
PAR Technology Corp. (a)	1,012	27,294
Park Electrochemical Corp.	20,682	359,660

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 6.1% (continued)
PC Connection, Inc.	42,306	$1,702,393
Plantronics, Inc.	566	28,436
Plexus Corp. (a)	1,700	104,992
Quantenna Communications, Inc. (a)	26,921	488,616
Ribbon Communications, Inc. (a)	19,290	99,344
Rogers Corp. (a)	1,335	207,259
Sanmina Corp. (a)	5,461	174,424
ScanSource, Inc. (a)	8,403	315,533
SYNNEX Corp.	648	63,582
Tech Data Corp. (a)	9,923	1,014,329
TTM Technologies, Inc. (a)	4,721	57,219
Vishay Intertechnology, Inc.	22,464	492,411
Vishay Precision Group, Inc. (a)	20,662	720,277

		25,004,528

Telecommunication Services - 0.5%
ATN International, Inc.	100	5,613
Boingo Wireless, Inc. (a)	2,731	61,093
Consolidated Communications Holdings, Inc.	7,784	77,295
Frontier Communications Corp. (a)(c)	7,800	23,790
Intelsat SA (a)(b)	5,589	134,583
Ooma, Inc. (a)	9,100	148,421
Shenandoah Telecommunications Co.	485	21,553
Spok Holdings, Inc.	11,501	158,829
Verizon Communications, Inc.	8,129	462,703
Vonage Holdings Corp. (a)	99,633	1,024,227

		2,118,107

Transportation - 0.9%
ArcBest Corp.	6,911	240,710
Costamare, Inc. (b)	3,281	17,061
Covenant Transportation Group, Inc. (a)	2,072	47,262
Daseke, Inc. (a)	300	1,425
Echo Global Logistics, Inc. (a)	8,272	198,694
Forward Air Corp.	11,242	726,795
Heartland Express, Inc.	2,794	56,132
Hub Group, Inc. (a)	16,789	721,591
Marten Transport Ltd.	22,192	413,881
Radiant Logistics, Inc. (a)	55,136	352,319
Safe Bulkers, Inc. (a)(b)	22,100	33,150
Saia, Inc. (a)	2,434	161,033
Universal Logistics Holdings, Inc.	5,188	114,914
US Xpress Enterprises, Inc. (a)	28,637	250,574
USA Truck, Inc. (a)	1,275	21,930
Werner Enterprises, Inc.	4,879	168,472
YRC Worldwide, Inc. (a)	6,297	48,298

		3,574,241

Utilities - 0.5%
ALLETE, Inc.	799	64,759
American States Water Co.	3,390	241,131
Atlantic Power Corp. (a)(b)(c)	19,914	53,569
Black Hills Corp.	880	62,462
California Water Service Group	128	6,658
Clearway Energy, Inc. - Class A	31,474	464,556
Clearway Energy, Inc.	21,553	323,079
Consolidated Water Co., Ltd. (b)	23,490	310,303
New Jersey Resources Corp.	1,647	79,715

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Utilities - 0.5% (continued)
NorthWestern Corp.	170	$11,652
ONE Gas, Inc.	550	47,547
Otter Tail Corp.	3,277	164,768
Portland General Electric Co.	6,620	331,927
Pure Cycle Corp. (a)	100	1,014

		2,163,140

TOTAL COMMON STOCKS (Cost $319,359,620)		395,098,997

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Diversified Financials - 0.2%
Annaly Capital Management, Inc.	108,912	1,103,279
Capstead Mortgage Corp.	117	971
Cherry Hill Mortgage Investment Corp.	100	1,854
Ladder Capital Corp.	32	587
Ready Capital Corp.	200	3,226

		1,109,917

Real Estate - 0.1%
Alexander & Baldwin, Inc. (a)	1	23
Weyerhaeuser Co.	9,755	242,802

		242,825

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,399,042)		1,352,742

RIGHTS - 0.0% (e)
A Schulman, Inc. - Contingent Value Right (a)(d)	8,996	6,927

TOTAL RIGHTS (Cost $0)		6,927

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 0.5%
Fidelity Investments Money Market Funds - Government Portfolio, 2.29% (f)	464,281	464,281
First American Government Obligations Fund, 2.33% (f)	464,281	464,281
First American Treasury Obligations Fund, 2.32% (f)	464,281	464,281
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.31% (f)	464,281	464,281
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.29% (f)	464,281	464,281

		2,321,405

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 2.2%
2.304%, 03/05/2019 (g)(h)	$6,000,000	5,998,420
2.333%, 03/19/2019 (g)	2,000,000	1,997,640
2.348%, 03/26/2019 (g)	865,000	863,573

		8,859,633

TOTAL SHORT-TERM INVESTMENTS (Cost $11,181,038)		11,181,038

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 4.7%
BlackRock Liquidity Funds FedFund Portfolio, 2.32% (f)	2,903,619	$2,903,619
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.56% (f)	16,225,596	16,233,162

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $19,136,781)		19,136,781

TOTAL INVESTMENTS (Cost $351,076,481) - 104.6%		426,776,485

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.6)%		(18,869,959)

TOTAL NET ASSETS - 100.0%		$407,906,526

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign securities are $15,680,811 which represents 3.8% of net assets.
(c)	This security or a portion of this security was out on loan as of February 28, 2019. Total loaned securities had a market value of $18,507,117 as of February 28, 2019.
(d)	Value determined using significant unobservable inputs.
(e)	Rounds to zero.
(f)	Rate shown is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(h)	This security or a portion of this security was held as collateral for derivative contracts as of February 28, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
Russell 2000 E-mini Index, March 2019 Settlement	447	$35,212,425	$4,115,598

TOTAL FUTURES CONTRACTS PURCHASED		$35,212,425	$4,115,598

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Total Return Swaps

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Depreciation
A	Custom Basket Swap - Termination 3/13/2019 (c)	Pay	1-Month LIBOR USD	3/13/2019	Term	$22,247,767	1	$(250,841)

						$22,247,767		$(250,841)

(a)	See Note 1.
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.
(c)	Custom Basket Swap - Termination 3/13/2019 represents a swap on a basket of short equity positions. At February 28, 2019, all constituents and their weightings were as follows:

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Adobe Inc.	$1,125,244	4,424	$(34,308)	5.06%
Alphabet Inc. - Class C	340,145	305	(902)	1.53%
Annaly Capital Management Inc.	1,130,172	108,775	30,036	5.08%
Bank Of America Corp.	2,819,304	98,131	(44,688)	12.67%
Bemis Company	142,136	2,845	(9,054)	0.64%
Brunswick Corp.	130,171	2,642	(9,520)	0.59%
Capri Holdings Ltd.	618,574	12,762	37,587	2.78%
Ciena Corp.	219,864	5,792	(26,881)	0.99%
Colgate-Palmolive Co.	475,276	7,275	(3,191)	2.14%
Esterline Technologies Corp.	667,622	5,475	2,077	3.00%
General Electric Co.	1,329,534	132,104	(40,962)	5.98%
Hanover Insurance Group Inc.	139,636	1,219	(4,854)	0.63%
Hewlett Packard Enterprise	165,132	10,263	(2,720)	0.74%
Hollyfrontier Corp.	112,960	2,000	10,075	0.51%
Integrated Device Tech Inc.	555,051	11,381	5,869	2.49%
Intelsat S.A.	131,789	5,589	(2,590)	0.59%
Iqvia Holdings Inc.	991,187	7,586	(70,073)	4.46%
L3 Technologies Inc.	1,223,070	6,033	(57,647)	5.50%
Lyondellbasell Industries - Class A	1,811,057	20,769	37,704	8.14%
Masimo Corp.	459,777	3,626	(15,531)	2.07%
Medtronic PLC	970,973	10,927	(16,413)	4.36%
Oracle Corp.	1,120,236	21,854	(17,274)	5.04%
Owens Corning	224,497	4,268	11,744	1.01%
Pepsico Inc.	1,031,242	9,122	(30,485)	4.64%
Pfizer Inc.	915,598	21,630	(20,641)	4.12%
SLM Corp.	517,889	47,339	(4,403)	2.33%
Tech Data Corp.	423,571	4,266	(11,842)	1.90%
Valero Energy Corp.	929,225	10,815	38,863	4.18%
Verizon Communications Inc.	437,259	8,129	(24,765)	1.97%
Viacom Inc. - Class B	779,717	26,324	11,740	3.50%
Wabtec Corp.	53,595	709	1,665	0.24%
Weyerhaeuser Co.	256,264	9,755	10,543	1.15%

	$22,247,767		$(250,841)	100.00%

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 94.2%
Australia - 1.8%
Aristocrat Leisure Ltd.	35	$611
BHP Group Ltd.	29,275	773,127
Caltex Australia Ltd.	26,724	542,161
CIMIC Group Ltd.	28,084	999,058
Coca-Cola Amatil Ltd.	32,631	184,480
Cochlear Ltd.	597	72,204
Flight Centre Travel Group Ltd.	25,779	836,966
Harvey Norman Holdings Ltd.	18,846	48,126
Macquarie Group Ltd.	1,976	180,312
Medibank Private Ltd.	407,998	821,935
Origin Energy Ltd.	20,862	108,917
Rio Tinto Ltd.	25,246	1,722,059
Sonic Healthcare Ltd.	5,689	97,336
South32 Ltd.	121,405	336,724
Tabcorp Holdings Ltd.	70,209	235,069
Telstra Corp., Ltd.	129,884	288,377
TPG Telecom Ltd.	5,564	26,286
Wesfarmers Ltd.	78,759	1,853,692
Woolworths Group Ltd.	136,206	2,770,033

		11,897,473

Austria - 0.4%
Andritz AG	6,310	315,084
OMV AG	17,042	896,917
Raiffeisen Bank International AG	33,815	862,337
Verbund AG	833	40,098
voestalpine AG	14,600	452,036

		2,566,472

Belgium - 0.5%
Colruyt S.A.	779	55,557
Proximus SADP	27,598	729,221
Solvay S.A. - Class A	8,622	965,214
UCB S.A.	14,488	1,214,200
Umicore S.A.	7,524	325,210

		3,289,402

Bermuda - 0.7%
Athene Holding Ltd. (a)	44,902	2,000,384
Dairy Farm International Holdings Ltd.	169,000	1,510,860
Jardine Matheson Holdings Ltd.	21,100	1,446,616

		4,957,860

Canada - 4.8%
Alimentation Couche-Tard, Inc. (a)	52,676	2,968,942
Bank of Montreal (a)	17,509	1,365,381
Bausch Health Cos., Inc. (a)	6,524	154,976
BCE, Inc.	200	8,894
Cameco Corp. (a)	8,061	93,538
Canadian Imperial Bank of Commerce (a)	878	74,479
Canadian Natural Resources Ltd. (a)	700	19,884
Canadian Tire Corp., Ltd.	1	110
Cenovus Energy, Inc. (a)	3,873	35,494
CGI, Inc. (a)	22,372	1,499,967
CI Financial Corp. (a)	14,018	198,134
Empire Co Ltd. (a)	138,465	3,216,593

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Canada - 4.8% (continued)
George Weston Ltd. (a)	17,378	$1,238,692
Gildan Activewear, Inc. (a)	23,034	823,724
Great-West Lifeco, Inc. (b)	84,438	1,941,634
Husky Energy, Inc. (a)	8,714	96,877
iA Financial Corp, Inc. (a)	393	15,078
Imperial Oil Ltd. (a)	68,258	1,848,119
Intact Financial Corp. (a)	1,500	125,385
Loblaw Cos., Ltd. (a)	37,044	1,844,951
Magna International, Inc. (a)	40,494	2,136,786
Manulife Financial Corp. (a)	90,046	1,521,808
Methanex Corp. (a)	11,010	619,713
Metro, Inc. (a)	231	8,682
National Bank of Canada (a)	688	32,462
Onex Corp.	670	40,298
Power Corp of Canada	1	21
Power Financial Corp.	81,217	1,812,640
Rogers Communications, Inc.	869	48,015
Royal Bank of Canada (a)	43,054	3,364,948
Saputo, Inc. (a)	8,589	279,936
Sun Life Financial, Inc. (a)	29,533	1,118,077
Suncor Energy, Inc. (a)	6,544	225,568
Teck Resources Ltd. (a)	16,508	369,939
TELUS Corp.	941	34,180
The Bank of Nova Scotia (a)	1,775	98,654
Thomson Reuters Corp. (a)	1,900	103,320
West Fraser Timber Co., Ltd. (a)	36,483	1,795,664
WSP Global, Inc. (a)	8,971	475,086

		31,656,649

Cayman Islands - 0.4%
CK Hutchison Holdings Ltd.	15,000	159,655
Melco Resorts & Entertainment Ltd. - ADR (b)	5,954	137,180
Sands China Ltd.	214,400	1,070,669
WH Group Ltd. (c) (Cost: $1,162,483; Original Acquisition Date: 05/25/2017)	1,523,000	1,352,312

		2,719,816

Denmark - 2.2%
Carlsberg A/S	16,469	1,995,055
Coloplast A/S	6,900	687,754
Danske Bank A/S	364	7,242
DSV A/S	21,393	1,779,448
H. Lundbeck A/S	26,274	1,201,674
ISS A/S	79,145	2,469,907
Novo Nordisk A/S	71,537	3,510,132
Novozymes A/S	2,503	113,638
Pandora A/S	30,453	1,598,012
Tryg A/S	7,094	193,374
Vestas Wind Systems A/S	2,695	224,332
William Demant Holding A/S (a)	17,668	530,631

		14,311,199

Finland - 1.4%
Elisa OYJ	2,769	116,189
Kone OYJ	31,903	1,559,297
Metso OYJ	11,890	403,159
Neste OYJ	30,129	2,895,833
Nokia OYJ	25,536	154,408
Nokian Renkaat OYJ	26,374	932,972

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Finland - 1.4% (continued)
Orion OYJ - Class B	30,427	$1,087,074
Stora Enso OYJ	89,049	1,193,688
UPM-Kymmene OYJ	37,637	1,135,326

		9,477,946

France - 0.0% (d)
EssilorLuxottica S.A.	1	121

Germany - 6.8%
1&1 Drillisch AG	5,449	215,565
adidas AG	12,535	3,045,493
Allianz SE	13,885	3,089,206
BASF SE	25,359	1,932,298
Beiersdorf AG	3,897	361,526
Brenntag AG	9,097	451,146
Commerzbank AG	176,527	1,456,735
Continental AG	23,050	3,775,422
Covestro AG (c) (Cost: $3,954,715; Original Acquisition Date: 05/19/2017)	58,254	3,322,325
Deutsche Boerse AG	1,014	128,140
Deutsche Lufthansa AG	36,540	933,076
Deutsche Post AG	1,582	49,161
Deutsche Telekom AG	219,931	3,623,573
E.ON SE	11	121
Evonik Industries AG	23,215	653,546
Fresenius SE & Co KGaA	5,982	336,333
GEA Group AG	2	48
HeidelbergCement AG	17,932	1,318,445
Henkel AG & Co KGaA	41,696	3,917,478
Hochtief AG	6,627	1,050,780
Hugo Boss AG	18,355	1,357,480
Infineon Technologies AG	400	8,783
Innogy SE (a)(c) (Cost: $235,597; Original Acquisition Date: 07/27/2018)	10,372	440,169
Innogy SE	5,172	239,081
Man SE	14	1,436
Merck KGaA	16,067	1,659,041
Metro AG	170,769	2,867,970
OSRAM Licht AG	198	8,581
ProSiebenSat.1 Media SE	83,218	1,518,286
Puma SE	3,089	1,740,979
SAP SE	2,000	214,295
Siemens AG (c) (Cost: $2,058,955; Original Acquisition Date: 05/26/2017)	20,387	2,229,176
Siemens Healthineers AG	1,939	78,560
Telefonica Deutschland Holding AG	420,210	1,379,415
thyssenkrupp AG	3,576	53,488
Uniper SE	19,328	563,026
Volkswagen AG	793	140,170
Zalando SE (a)(c) (Cost: $654,367; Original Acquisition Date: 05/19/2017)	18,925	697,450

		44,857,803

Hong Kong - 1.4%
ASM Pacific Technology Ltd.	67,300	712,888
CLP Holdings Ltd.	45,500	539,062
First Pacific Co., Ltd.	2,000	810
Galaxy Entertainment Group Ltd.	76,000	539,762
Hang Lung Group Ltd.	7,000	21,981
HK Electric Investments Ltd.	964,000	1,004,557
HKT Trust & HKT Ltd.	805,000	1,257,276

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Hong Kong - 1.4% (continued)
Hong Kong & China Gas Co., Ltd.	98,400	$227,894
I-CABLE Communications Ltd. (a)	9,655	127
Kerry Properties Ltd.	289,500	1,209,669
Minth Group Ltd.	2,000	7,924
NWS Holdings Ltd.	34,000	82,296
PCCW Ltd.	277,000	166,558
SJM Holdings Ltd.	26,000	29,313
Swire Pacific Ltd.	58,000	689,742
Techtronic Industries Co., Ltd.	177,500	1,186,009
The Bank of East Asia Ltd	86,800	302,427
Yue Yuen Industrial Holdings Ltd.	299,000	1,005,586

		8,983,881

Ireland - 0.5%
Medtronic PLC	34,317	3,105,689

Israel - 0.4%
Bank Hapoalim B.M.	103,193	710,370
Bezeq The Israeli Telecommunication Corp. Ltd.	698,599	612,556
Check Point Software Technologies Ltd. (a)(b)	2,736	334,613
Israel Chemicals Ltd.	50,400	282,287
Mizrahi Tefahot Bank Ltd.	25,486	488,146
Nice Ltd. (a)	1,749	205,572
Taro Pharmaceutical Industries Ltd.	7	717

		2,634,261

Italy - 1.6%
Assicurazioni Generali S.p.A.	132,477	2,365,015
Enel S.p.A.	51,849	313,750
Eni S.p.A.	154,548	2,666,039
EXOR N.V.	16,927	1,041,620
Leonardo S.p.A.	169,362	1,707,953
Poste Italiane S.p.A. (c) (Cost: $53,378; Original Acquisition Date: 05/19/2017)	7,462	67,307
Recordati S.p.A.	6,566	246,983
Snam S.p.A.	1	5
Telecom Italia S.p.A. (a)	1,236,806	753,766
Telecom Italia S.p.A. RNC	2,322,647	1,265,731

		10,428,169

Japan - 30.9%
ABC-Mart, Inc.	15,900	910,080
Aeon Co., Ltd.	72,300	1,521,696
Air Water, Inc.	31,300	498,711
Aisin Seiki Co., Ltd.	27,500	1,071,973
Ajinomoto Co., Inc.	39,200	592,229
Alfresa Holdings Corp.	69,500	2,010,833
Alps Electric Co., Ltd.	39,300	771,086
Amada Holdings Co., Ltd.	68,300	717,528
ANA Holdings, Inc.	14,500	537,514
Aozora Bank Ltd.	14,400	414,695
Asahi Glass Co., Ltd.	1,100	38,093
Asahi Group Holdings Ltd.	27,100	1,168,705
Asahi Intecc Co., Ltd.	1,400	67,196
Asahi Kasei Corp.	119,000	1,296,066
Asics Corp.	60,900	809,705
Astellas Pharma, Inc.	165,800	2,556,204
Bandai Namco Holdings, Inc.	39,700	1,688,225
Benesse Holdings, Inc.	41,300	1,120,823

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
Bridgestone Corp.	55,100	$2,171,572
Brother Industries Ltd.	93,800	1,712,493
Calbee, Inc.	28,700	794,326
Canon, Inc.	99,300	2,851,651
Casio Computer Co., Ltd.	39,400	534,099
Chubu Electric Power Co., Inc.	2,200	34,589
Chugai Pharmaceutical Co., Ltd.	10,300	699,511
Coca-Cola Bottlers Japan, Inc.	62,500	1,608,128
CyberAgent, Inc.	3,400	105,692
Dai Nippon Printing Co., Ltd.	46,800	1,082,406
Daicel Corp.	60,900	640,334
Dai-ichi Life Holdings, Inc.	17,700	267,648
Daiichi Sankyo Co., Ltd.	31,100	1,162,640
Daikin Industries Ltd.	8,800	954,488
Daito Trust Construction Co., Ltd.	6,100	844,691
Daiwa House Industry Co., Ltd.	16,000	494,505
DeNA Co., Ltd.	65,800	1,012,399
Denso Corp.	48,300	2,072,136
Disco Corp.	3,100	426,627
Eisai Co., Ltd.	14,400	1,187,889
FamilyMart UNY Holdings Co., Ltd.	42,400	1,207,733
Fast Retailing Co., Ltd.	3,000	1,403,849
Fuji Electric Co., Ltd.	22,700	712,780
Fujifilm Holdings Corp.	51,000	2,283,596
Fujitsu Ltd.	14,900	1,003,760
Fukuoka Financial Group, Inc.	21,200	457,988
Hakuhodo DY Holdings, Inc.	65,300	1,000,019
Hamamatsu Photonics KK	11,800	414,982
Hikari Tsushin, Inc.	4,700	841,206
Hino Motors Ltd.	77,900	714,948
Hirose Electric Co., Ltd.	1,870	192,092
Hisamitsu Pharmaceutical Co., Inc.	11,900	587,180
Hitachi Chemical Co., Ltd.	48,400	877,987
Hitachi Construction Machinery Co., Ltd.	29,000	723,016
Hitachi High-Technologies Corp.	32,300	1,227,206
Hitachi Ltd.	103,800	3,105,665
Hoshizaki Corp.	9,000	608,801
Hoya Corp.	5,100	311,358
Idemitsu Kosan Co., Ltd.	7,800	276,410
Iida Group Holdings Co., Ltd.	71,000	1,295,600
Isetan Mitsukoshi Holdings Ltd.	118,300	1,173,820
Isuzu Motors Ltd.	53,000	758,637
Itochu Corp.	63,600	1,140,024
Japan Airlines Co., Ltd.	29,000	1,057,597
Japan Post Holdings Co Ltd.	4,700	57,135
Japan Tobacco, Inc.	53,600	1,362,300
JFE Holdings, Inc.	31,600	550,410
JSR Corp.	22,100	366,004
JTEKT Corp.	38,500	476,652
JXTG Holdings, Inc.	111,600	521,331
Kajima Corp.	82,400	1,218,277
Kamigumi Co., Ltd.	42,700	988,729
Kaneka Corp.	12,400	484,475
Kansai Electric Power Co., Inc.	1,400	20,919
Kansai Paint Co., Ltd.	8,900	163,444

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
Kao Corp.	13,400	$1,012,709
Kawasaki Heavy Industries Ltd.	29,700	762,051
KDDI Corp.	127,500	3,075,259
Keio Corp.	500	29,337
Keyence Corp.	400	233,006
Kikkoman Corp.	25,200	1,252,483
Kirin Holdings Co., Ltd.	61,500	1,373,288
Kobayashi Pharmaceutical Co., Ltd.	3,400	273,916
Kobe Steel Ltd.	24,300	192,063
Koito Manufacturing Co., Ltd.	8,100	467,986
Komatsu Ltd.	4,100	100,454
Konami Holdings Corp.	11,400	469,950
Konica Minolta, Inc.	148,400	1,437,868
Kose Corp.	5,500	889,158
Kubota Corp.	31,500	424,606
Kurita Water Industries Ltd.	24,900	626,381
Kyocera Corp.	19,600	1,079,833
Kyowa Hakko Kirin Co., Ltd.	15,000	286,099
Kyushu Railway Co.	10,100	345,229
Lawson, Inc.	8,700	526,847
Lion Corp.	47,900	981,077
LIXIL Group Corp.	48,900	662,002
M3, Inc.	18,000	298,103
Makita Corp.	17,700	626,443
Marubeni Corp.	176,700	1,259,799
Maruichi Steel Tube Ltd.	14,900	447,809
Mazda Motor Corp.	95,900	1,124,920
McDonald’s Holdings Co., Japan Ltd.	14,300	640,174
Medipal Holdings Corp.	72,500	1,688,512
MEIJI Holdings Co., Ltd.	12,800	1,012,838
Minebea Mitsumi, Inc.	100	1,602
MISUMI Group, Inc.	34,800	843,267
Mitsubishi Chemical Holdings Corp.	189,600	1,398,037
Mitsubishi Corp.	72,900	2,052,959
Mitsubishi Electric Corp.	85,600	1,070,528
Mitsubishi Gas Chemical Co., Inc.	53,700	819,965
Mitsubishi Heavy Industries Ltd.	37,700	1,532,487
Mitsubishi Motors Corp.	102,200	573,050
Mitsubishi Tanabe Pharma Corp.	50,300	724,728
Mitsubishi UFJ Financial Group, Inc.	556,900	2,881,301
Mitsui & Co., Ltd.	12,800	200,960
Mitsui Chemicals, Inc.	3,300	80,320
MonotaRO Co., Ltd.	7,900	186,116
Nabtesco Corp.	23,100	609,078
NEC Corp.	14,100	469,937
Nexon Co., Ltd. (a)	32,200	510,451
NGK Insulators Ltd.	1,600	24,388
NGK Spark Plug Co., Ltd.	23,900	507,311
NH Foods Ltd.	34,900	1,272,763
Nikon Corp.	97,300	1,471,743
Nintendo Co., Ltd.	500	136,545
Nippon Electric Glass Co., Ltd.	4,800	129,619
Nippon Express Co., Ltd.	9,700	571,740
Nippon Paint Holdings Co., Ltd.	11,100	426,214
Nippon Telegraph & Telephone Corp.	68,700	2,959,034

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
Nissan Chemical Corp.	15,100	$761,333
Nissan Motor Co., Ltd.	249,800	2,156,798
Nisshin Seifun Group, Inc.	55,200	1,182,592
Nissin Foods Holdings Co., Ltd.	6,500	450,769
Nitori Holdings Co., Ltd.	6,800	847,064
Nitto Denko Corp.	22,000	1,172,781
Nomura Research Institute Ltd.	13,900	564,904
NSK Ltd.	80,900	742,482
NTT Data Corp.	66,300	723,878
NTT DOCOMO, Inc.	244,800	5,691,465
Obayashi Corp.	59,200	576,253
Obic Co., Ltd.	300	28,610
Oji Holdings Corp.	80,800	479,878
Olympus Corp.	5,700	251,850
Omron Corp.	24,600	1,060,449
Ono Pharmaceutical Co., Ltd.	1,900	39,009
Oracle Corp.	4,000	298,210
Oriental Land Co., Ltd.	1,300	142,637
Osaka Gas Co., Ltd.	40,800	834,558
Otsuka Corp.	42,100	1,512,677
Otsuka Holdings Co., Ltd.	13,000	541,390
Pan Pacific International Holdings Corp.	300	17,871
Panasonic Corp.	94,200	866,236
Park24 Co., Ltd.	10,800	259,088
Persol Holdings Co Ltd.	27,400	469,019
Pigeon Corp.	12,500	509,128
Pola Orbis Holdings, Inc.	6,900	193,446
Rakuten, Inc.	54,300	426,742
Recruit Holdings Co., Ltd.	51,500	1,438,757
Renesas Electronics Corp. (a)	90,100	527,028
Resona Holdings, Inc.	47,700	215,381
Ricoh Co., Ltd.	93,700	949,904
Rinnai Corp.	16,200	1,088,575
Rohm Co., Ltd.	4,800	302,732
Sankyo Co., Ltd.	17,400	640,022
Santen Pharmaceutical Co., Ltd.	10,900	169,663
SBI Holdings Inc/Japan	500	10,515
Secom Co., Ltd.	12,800	1,104,705
Sega Sammy Holdings, Inc.	57,000	662,737
Seiko Epson Corp.	70,000	1,033,688
Sekisui Chemical Co., Ltd.	23,900	374,587
Sekisui House Ltd.	51,500	773,205
Seven & i Holdings Co., Ltd.	32,400	1,422,560
SG Holdings Co Ltd.	11,300	330,489
Shimadzu Corp.	22,800	561,486
Shimamura Co., Ltd. (b)	20,000	1,688,422
Shimano, Inc.	5,900	895,070
Shimizu Corp.	2,800	24,567
Shin-Etsu Chemical Co., Ltd.	10,900	906,598
Shionogi & Co., Ltd.	18,300	1,168,284
Shiseido Co., Ltd.	13,000	856,986
Shizuoka Bank Ltd.	9,100	71,762
Showa Denko K.K.	3,100	115,278
Showa Shell Sekiyu KK	71,900	1,077,226
SMC Corp.	1,600	556,228

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
Sohgo Security Services Co., Ltd.	13,600	$586,875
Sompo Holdings, Inc.	39,900	1,488,039
Sony Corp.	35,000	1,677,074
Sony Financial Holdings, Inc.	10,500	198,291
Stanley Electric Co., Ltd.	24,400	700,489
Subaru Corp.	62,400	1,582,323
SUMCO Corp.	9,300	117,893
Sumitomo Chemical Co., Ltd.	119,200	590,305
Sumitomo Corp.	57,400	824,193
Sumitomo Dainippon Pharma Co., Ltd.	60,000	1,478,670
Sumitomo Electric Industries Ltd.	101,300	1,407,740
Sumitomo Heavy Industries Ltd.	29,100	994,671
Sumitomo Metal Mining Co., Ltd.	3,500	102,490
Sumitomo Mitsui Financial Group, Inc.	7,900	279,386
Sumitomo Mitsui Trust Holdings, Inc.	21,000	794,859
Sumitomo Rubber Industries Ltd.	69,400	890,965
Sundrug Co., Ltd.	44,300	1,355,250
Suntory Beverage & Food Ltd.	5,900	259,893
Suzuken Co., Ltd.	42,200	2,309,424
Suzuki Motor Corp.	51,700	2,644,253
Sysmex Corp.	10,800	649,076
Taiheiyo Cement Corp.	12,800	436,944
Taisei Corp.	25,300	1,193,899
Taisho Pharmaceutical Holdings Co., Ltd.	4,700	475,207
Taiyo Nippon Sanso Corp.	16,800	237,082
Takashimaya Co., Ltd.	84,100	1,105,338
Takeda Pharmaceutical Co Ltd.	4,400	176,410
Teijin Ltd.	400	6,700
Terumo Corp.	4,500	275,333
The Bank of Kyoto Ltd	3,800	169,946
THK Co., Ltd.	13,700	336,278
Toho Co., Ltd.	15,400	549,877
Toho Gas Co., Ltd.	27,700	1,257,453
Tokyo Electric Power Co Holdings, Inc. (a)	27,200	169,352
Tokyo Electron Ltd.	12,800	1,739,739
Tokyo Gas Co., Ltd.	18,100	497,703
Toppan Printing Co., Ltd.	50,100	796,458
Toray Industries, Inc.	2,800	19,481
Toshiba Corp.	19,100	598,026
Tosoh Corp.	59,000	869,663
TOTO Ltd.	26,200	990,742
Toyo Seikan Group Holdings Ltd.	41,800	882,388
Toyo Suisan Kaisha Ltd.	17,600	652,115
Toyoda Gosei Co., Ltd.	44,200	1,000,066
Toyota Industries Corp.	700	35,859
Toyota Motor Corp.	35,000	2,102,857
Toyota Tsusho Corp.	29,300	929,220
Trend Micro, Inc.	8,400	413,726
Tsuruha Holdings, Inc.	11,200	990,732
Unicharm Corp.	30,700	976,374
USS Co., Ltd.	15,800	287,466
Welcia Holdings Co., Ltd.	25,100	889,472
Yakult Honsha Co., Ltd.	3,300	221,155
Yamada Denki Co., Ltd.	239,600	1,156,460
Yamaha Corp.	11,700	575,212

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
Yamaha Motor Co., Ltd.	40,800	$826,139
Yamato Holdings Co., Ltd.	21,900	569,579
Yamazaki Baking Co., Ltd.	74,300	1,270,496
Yaskawa Electric Corp.	13,900	394,684
Yokogawa Electric Corp.	49,400	950,196
Yokohama Rubber Co., Ltd.	35,800	729,393
ZOZO, Inc.	25,100	471,983

		204,016,393

Luxembourg - 0.6%
Intelsat S.A. (a)	12,384	298,207
Millicom International Cellular S.A.	7,023	422,779
RTL Group S.A.	59,381	3,348,776

		4,069,762

Netherlands - 2.6%
Altice N.V. - Class B (a)	1,534	3,451
ArcelorMittal	27,529	632,833
ASML Holding N.V .	192	35,187
CNH Industrial N.V.	192,345	2,083,686
Heineken Holding N.V.	20,208	1,954,923
Heineken N.V.	6,530	658,080
ING Groep N.V.	24	318
Koninklijke Ahold Delhaize N.V.	39,604	1,021,453
Koninklijke KPN N.V.	194,711	600,637
Koninklijke Philips N.V.	27,167	1,081,538
LyondellBasell Industries N.V.	31,686	2,709,787
NXP Semiconductors N.V.	1,400	127,848
Randstad Holding N.V.	83,103	4,437,970
Unilever N.V.	17,565	950,315
Wolters Kluwer N.V.	18,370	1,211,489

		17,509,515

Norway - 1.7%
Aker BP ASA	2,461	83,408
DNB ASA	3,949	75,688
Equinor ASA	200,723	4,512,171
Mowi ASA	49,965	1,152,681
Norsk Hydro ASA	387,702	1,605,787
Orkla ASA	58,936	464,372
Schibsted ASA	4,077	151,042
Telenor ASA	172,029	3,354,471

		11,399,620

Portugal - 0.3%
Galp Energia SGPS S.A.	32,972	541,182
Jeronimo Martins SGPS S.A.	74,660	1,125,216

		1,666,398

Singapore - 1.3%
CapitaLand Ltd.	259,300	655,922
ComfortDelGro Corp., Ltd.	1,079,700	1,908,641
Jardine Cycle & Carriage Ltd.	41,800	1,030,778
SATS Ltd.	59,900	227,283
Singapore Technologies Engineering Ltd.	387,500	1,071,931
Venture Corp., Ltd.	133,700	1,760,252
Yangzijiang Shipbuilding Holdings Ltd.	1,660,900	1,756,721

		8,411,528

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Spain - 3.4%
ACS Actividades de Construccion y Servicios, S.A.	31,675	$1,404,399
Banco de Sabadell S.A.	1,730,204	1,970,972
Banco Santander S.A.	266,754	1,303,489
Bankinter S.A.	32,864	269,967
CaixaBank S.A.	134,988	481,508
Enagas S.A.	8,241	234,812
Endesa S.A.	22,054	555,640
Ferrovial S.A.	37,737	869,639
Gamesa Corp Tecnologica, S.A. (a)	27,471	420,427
Industria de Diseno Textil S.A.	108,070	3,262,407
International Consolidated Airlines Group S.A.	321,063	2,540,282
Mapfre S.A.	818,200	2,311,762
Naturgy Energy Group S.A.	6,720	182,454
Repsol S.A.	153,541	2,641,507
Telefonica S.A.	490,555	4,234,521

		22,683,786

Sweden - 3.9%
Alfa Laval AB	28,399	621,113
Assa Abloy AB	43,200	893,608
Atlas Copco AB - Class A	82,266	2,229,002
Atlas Copco AB - Class B	113,838	2,857,043
Boliden AB	40,571	1,110,256
Electrolux AB	26,443	691,996
Epiroc AB - Class A	51,501	517,073
Epiroc AB - Class B	172,353	1,619,402
Essity AB	1,066	29,743
Getinge AB	1,004	11,876
Hennes & Mauritz AB - Class B	160,156	2,423,842
Husqvarna AB	14,335	117,492
ICA Gruppen AB (b)	55,235	2,123,043
Industrivarden AB	27,433	571,323
Sandvik AB	64,950	1,067,146
Securitas AB - Class B	92,669	1,453,346
Skanska AB	83,261	1,501,871
SKF AB	63,113	1,062,247
Swedish Match AB	9,558	448,096
Tele2 AB	17,154	225,940
Telefonaktiebolaget LM Ericsson	319,850	2,927,687
Telia Co AB	45,050	195,545
Volvo AB	72,750	1,071,243

		25,769,933

Switzerland - 5.9%
Adecco Group AG	74,252	3,858,232
Aryzta AG (a)	2	2
Barry Callebaut AG	365	628,661
Chocoladefabriken Lindt & Spruengli AG	9	665,498
Chocoladefabriken, Lindt & Spruengli AG	170	1,105,456
Clariant AG	10,946	235,250
Dufry AG	22,204	2,251,435
EMS-Chemie Holding AG	1,721	994,095
Geberit AG	259	103,387
Kuehne + Nagel International AG	22,582	2,947,052
Nestle S.A.	43,024	3,895,244
Novartis AG	11,125	1,014,799
Pargesa Holding S.A.	11,109	912,718
Roche Holding AG	27,425	7,619,811

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Switzerland - 5.9% (continued)
Schindler Holding AG	5,477	$1,214,977
Schindler Holding AG - PC	9,517	2,151,230
SGS S.A.	263	670,643
Sika AG	7,380	998,247
Sonova Holding AG	3,646	681,856
Straumann Holding AG	5	3,903
Swatch Group AG	55,672	3,185,082
Swatch Group AG - Class B	13,273	3,929,835
Swiss Re AG	1	99
Swisscom AG	239	110,658

		39,178,170

United Kingdom - 0.4%
Coca-Cola European Partners PLC (b)	56,938	2,684,057
RELX PLC	1	23

		2,684,080

United States - 20.1%
Abbott Laboratories (e)	61,528	4,775,803
Adobe, Inc. (a)(e)	8,594	2,255,925
Adtalem Global Education, Inc. (a)(b)	13,000	626,600
Alphabet, Inc. - Class C (a)	675	755,946
Altice USA, Inc.	1	22
AMETEK, Inc.	55,000	4,376,900
Apple, Inc. (e)	34,872	6,038,087
Arrow Electronics, Inc. (a)	10,703	853,029
Bank of America Corp.	308,183	8,961,962
Bemis Co., Inc.	6,305	333,534
Booking Holdings, Inc. (a)	1,000	1,697,040
Brunswick Corp.	5,854	308,740
Ciena Corp. (a)	12,834	547,498
Colgate-Palmolive Co. (e)	38,278	2,521,372
Costco Wholesale Corp. (e)	38,000	8,312,120
Esterline Technologies Corp. (a)	8,108	987,149
FLIR Systems, Inc.	11,791	606,647
Ford Motor Co. (b)	369,056	3,236,621
General Electric Co. (e)	292,711	3,041,267
Hanover Insurance Group, Inc. (b)	2,702	320,754
HollyFrontier Corp.	6,000	307,200
Integrated Device Technology, Inc. (a)	91,033	4,399,625
International Business Machines Corp. (e)	90,000	12,431,700
Intuit, Inc. (b)(e)	33,435	8,262,792
IQVIA Holdings, Inc. (a)(e)	38,580	5,405,058
Masimo Corp. (a)	7,255	952,436
Medpace Holdings, Inc. (a)	17,000	934,150
Microsoft Corp.	6,883	771,102
Oracle Corp. (e)	68,633	3,577,838
Owens Corning	9,457	472,188
Palo Alto Networks, Inc. (a)(b)	5,854	1,441,665
PepsiCo., Inc. (e)	28,648	3,312,855
Pfizer, Inc.	344,702	14,942,832
Pinnacle West Capital Corp. (b)	20,935	1,962,447
Republic Services, Inc.	56,000	4,392,080
SLM Corp. (a)	11,946	132,003
Tech Data Corp. (a)	8,535	872,448
TJX Cos., Inc. (e)	190,000	9,745,100
Torchmark Corp. (b)	19,319	1,594,977

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
United States - 20.1% (continued)
Universal Health Services, Inc. (b)(e)	16,625	$2,308,049
Valero Energy Corp.	22,351	1,822,947
Verizon Communications, Inc. (b)	18,013	1,025,300
Viacom, Inc. - Class B	51,129	1,493,989
Wabtec Corp.	1,572	115,176

		133,232,973

Virgin Islands (UK) - 0.2%
Capri Holdings Ltd. (a)	26,375	1,202,700

TOTAL COMMON STOCKS (Cost $604,325,070)		622,711,599

PREFERRED STOCKS - 1.0%
Germany - 1.0%
Bayerische Motoren Werke AG (a)	4,864	359,063
Fuchs Petrolub SE (a)	35,852	1,602,648
Henkel AG & Co KGaA (a)	41,702	4,166,595
Sartorius AG (a)	58	9,196
Volkswagen AG (a)	3,695	634,214

TOTAL PREFERRED STOCKS (Cost $7,054,278)		6,771,716

REAL ESTATE INVESTMENT TRUSTS - 1.2%
United States - 1.2%
Annaly Capital Management, Inc.	217,638	2,204,673
Iron Mountain, Inc.	25,500	903,210
Public Storage PSA (e)	20,000	4,229,800
Weyerhaeuser Co.	21,616	538,022

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,781,012)		7,875,705

SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 0.6%
Fidelity Investments Money Market Funds - Government Portfolio, 2.29% (f)	771,441	771,441
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.31% (f)	771,441	771,441
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.29% (f)	771,441	771,441
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.29% (f)	771,441	771,441
STIT-Government & Agency Portfolio, 2.30% (f)	771,441	771,441

		3,857,205

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 1.8%
2.322%, 03/05/2019 (g)	$12,000,000	11,996,873

TOTAL SHORT-TERM INVESTMENTS (Cost $15,854,078)		15,854,078

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.7%
BlackRock Liquidity Funds FedFund Portfolio, 2.32% (f)	1,772,619	$1,772,619
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.56% (f)	15,953,571	15,953,571

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $17,726,190)		17,726,190

TOTAL INVESTMENTS (Cost $652,740,629) - 101.5%		670,939,288

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%		(9,692,341)

TOTAL NET ASSETS - 100.0%		$661,246,947

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan as of February 28, 2019. Total loaned securities had a market value of $17,211,179 as of February 28, 2019.
(c)

Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at February 28, 2019 was $8,108,739, which represents 1.2% of net assets.

(d)	Rounds to zero
(e)	This security or a portion of this security was held as collateral for derivative contracts as of February 28, 2019.
(f)	Rate shown is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION/ (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
Australian Dollar, March 2019 Settlement	211	$14,970,450	$(300,289)
British Pound, March 2019 Settlement	900	74,688,750	3,237,960
Euro FX, March 2019 Settlement	425	60,527,969	(366,404)
Mini MSCI EAFE Index, March 2019 Settlement	96	8,971,200	202,053

TOTAL FUTURES CONTRACTS PURCHASED		$159,158,369	$2,773,320

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Total Return Swaps

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
C	Accor S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	$324,535	8,162	$(24,548)
A	AGL Energy, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	2,476,901	127,772	209,234
B	Air Liquide S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	243,392	2,265	6,758
C	Air Liquide S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,065,774	10,051	41,246
B	Airbus SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	466,555	6,359	298,526
C	Alstom	Receive	1-Month LIBOR EUR	9/20/2021	Term	28,855	780	1,085
A	Amcor Limited	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	69,474	4,694	822
C	Amundi S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	15,103	300	2,872
C	Anglo American PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	16,250	837	678
B	Anglo American PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	659,411	62,114	852,984
C	Arkema S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	211,811	2,636	24,834
B	Arkema S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	728,138	7,685	(37,673)
C	Associated British Foods PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	515,787	22,015	(29,588)
C	Atos SE	Receive	1-Month LIBOR EUR	9/20/2021	Term	864,238	10,935	66,933
B	Atos SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	758,091	6,324	(248,466)
B	AXA S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,399,463	58,658	(37,829)
C	Babcock International Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	366,364	65,091	(17,636)
C	BAE Systems PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	12,995	2,555	(1,460)
C	Barclays PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	146,998	97,886	22,942
C	Barratt Developments PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	352,860	66,781	62,079
B	Barratt Developments PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	848,289	145,665	139,646
A	Bendigo and Adelaide Bank	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	262,163	26,605	83
A	BHP Billiton Limited	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	1,908,024	57,248	220,072
C	BHP Billiton PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	539,854	34,418	112,818
B	BHP Billiton PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	688,312	57,010	538,892
C	BioMerieux	Receive	1-Month LIBOR EUR	9/20/2021	Term	77,595	1,274	16,797
A	Bluescope Steel, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	2,042,161	140,294	(121,795)
C	BNP Paribas	Receive	1-Month LIBOR EUR	9/20/2021	Term	48,122	1,187	6,091
C	Bollore	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,119,768	310,511	106,501
B	Bollore	Receive	1-Month LIBOR EUR	6/1/2020	Term	354,511	87,800	(4,059)
C	Bouygues S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	434,366	14,323	47,621
B	BOUYGUES SA	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,520,421	40,515	(141,070)
C	BP PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	4,669,903	877,323	159,866
C	Bunzl PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	104,875	4,411	(483)
C	Burberry Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	353,899	19,913	29,202
A	Caltex Australia, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	2,190,469	73,859	(54,334)
B	Capgemini SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	31,514	340	5,283
C	Capgemini SE	Receive	1-Month LIBOR EUR	9/20/2021	Term	43,176	470	7,127
C	Carnival PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	414,551	9,730	(151)
B	Carnival PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	805,490	16,700	(101,691)
C	Carrefour S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,160,629	73,348	181,478
B	Carrefour S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	2,131,731	105,910	(181,253)
C	Casino Guichard Perrachon	Receive	1-Month LIBOR EUR	9/20/2021	Term	700,597	17,289	124,086
B	Casino Guichard Perrachon	Receive	1-Month LIBOR EUR	6/1/2020	Term	718,540	20,033	271,175
C	Centrica PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,122,793	796,201	(175,388)
B	Centrica PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	701,804	406,170	(219,850)
B	Christian Dior SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,529,079	6,025	970,738
A	Cimic Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	2,282,595	49,802	154,413
A	Coca-Cola Amatil, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	381,420	45,081	(6,640)
C	Coca-Cola HBC AG	Receive	1-Month LIBOR GBP	9/20/2021	Term	71,236	2,937	4,117
B	Coca-Cola HBC AG	Receive	1-Month LIBOR GBP	6/1/2020	Term	486,370	21,665	82,223
A	Cochlear, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	302,189	1,655	(15,088)
A	Coles Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	57,515	4,663	(3,347)

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
A	Commonwealth Bank of Australia	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	81,201	1,111	1,789
C	Compagnie De Saint Gobain	Receive	1-Month LIBOR EUR	9/20/2021	Term	392,145	12,757	13,337
C	Compass Group Plc	Receive	1-Month LIBOR GBP	9/20/2021	Term	83,585	5,109	2,864
A	Computershare, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	66,555	3,909	952
A	Crown Resorts, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	377,059	31,003	(17,465)
C	Danone	Receive	1-Month LIBOR EUR	9/20/2021	Term	2,052,605	31,993	78,829
C	Dassault Aviation S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	306,851	235	46,570
B	Dassault Aviation S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	660,147	474	51,183
B	Dassault Systemes S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	76,521	860	39,073
C	Dassault Systemes S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	55,229	527	14,292
C	Diageo PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	81,554	2,933	6,094
C	Direct Line Insurance Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	520,497	161,484	70,674
B	Direct Line Insurance Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	633,304	186,893	79,379
B	EDF	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,036,629	108,939	505,866
C	Eiffage S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	415,573	4,965	11,708
B	Eiffage S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,573,834	19,054	93,478
C	Engie S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,049,061	83,175	63,634
B	Engie S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,897,182	138,918	56,903
C	EssilorLuxottica	Receive	1-Month LIBOR EUR	9/20/2021	Term	76,950	708	(1,802)
B	Eutelsat Communications	Receive	1-Month LIBOR EUR	6/1/2020	Term	174,533	8,279	(21,236)
C	Eutelsat Communications	Receive	1-Month LIBOR EUR	9/20/2021	Term	148,216	8,192	(4,875)
C	Faurecia	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,364,464	36,519	190,095
C	Ferguson PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,751,185	32,811	(37,584)
B	Ferguson PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	793,667	14,553	22,050
A	Flight Centre Travel Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	476,418	10,822	11,281
A	Fortescue Metals Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	255,049	71,682	147,907
C	G4S PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	252,367	124,751	11,995
B	G4S PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	35,602	11,798	(13,213)
B	Glaxosmithkline PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	163,957	12,100	39,090
C	Glaxosmithkline PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,242	79	(54)
C	Glencore PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	32,207	10,794	776
B	Hargreaves Lansdown PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	36,057	2,400	8,714
C	Hargreaves Lansdown PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	11,250	670	556
A	Harvey Norman Holdings, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	57,922	18,673	6,262
C	Hermes International	Receive	1-Month LIBOR EUR	9/20/2021	Term	705,106	1,374	70,117
B	Hermes International	Receive	1-Month LIBOR EUR	6/1/2020	Term	688,879	1,568	226,471
C	Imerys S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	461,183	9,977	42,606
B	Imerys S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	171,378	2,234	(64,065)
C	Imperial Brands PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	224,041	9,384	23,255
A	Incitec Pivot, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	8,785	2,678	166
C	Ipsen	Receive	1-Month LIBOR EUR	9/20/2021	Term	136,825	1,198	10,061
C	ITV PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	377,661	262,374	(42,805)
C	Jcdecaux S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	84,877	3,226	2,896
C	John Wood Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	43,980	8,537	475
C	Johnson Matthey PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	51,607	1,820	6,277
B	Johnson Matthey PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	42,707	1,400	2,642
C	Kingfisher PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	549,194	238,878	38,198
B	Kingfisher PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	840,772	260,853	(249,804)
C	Legrand S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	429,315	8,546	75,449
C	L’Oreal S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	694,020	3,693	142,605
B	L’Oreal S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	995,626	5,278	214,188
B	LVMH Moet Hennessy Louis Vuitton	Receive	1-Month LIBOR EUR	6/1/2020	Term	274,831	1,212	110,936
C	LVMH Moët Hennessy Louis Vuitton SE	Receive	1-Month LIBOR EUR	9/20/2021	Term	462,276	1,612	27,914
C	Marks & Spencer Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	49,240	18,383	1,154
A	Medibank Private, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	1,202,526	450,524	50,318

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
C	Meggitt PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	54,178	11,346	9,128
C	Michelin	Receive	1-Month LIBOR EUR	9/20/2021	Term	456,807	5,008	81,325
B	Michelin	Receive	1-Month LIBOR EUR	6/1/2020	Term	19,442	186	186
C	Mondi PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	21,953	1,236	(884)
B	Mondi PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	254,042	13,215	(12,621)
C	Natixis	Receive	1-Month LIBOR EUR	9/20/2021	Term	664,530	133,408	(22,711)
B	Natixis	Receive	1-Month LIBOR EUR	6/1/2020	Term	198,635	32,229	(37,938)
B	Nedbank Group, Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	862,764	3,833	14,886
C	Next PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	147,164	3,523	42,211
B	Next PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	745,579	17,013	241,681
B	Old Mutual, Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	54,103	48,329	6,728
C	Orange	Receive	1-Month LIBOR EUR	9/20/2021	Term	17,654	1,324	159
A	Orica Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	234,276	13,511	2,212
A	Origin Energy, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	19,810	2,881	883
B	Pearson PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	445,513	61,353	101,297
C	Pearson PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	469,798	54,687	(11,662)
C	Pernod Ricard S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	131,252	953	15,556
C	Persimmon PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	659,405	30,691	112,554
B	Persimmon PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	645,969	26,380	93,440
B	Publicis Groupe	Receive	1-Month LIBOR EUR	6/1/2020	Term	285,349	5,032	(42,131)
C	Publicis Groupe	Receive	1-Month LIBOR EUR	9/20/2021	Term	211,501	4,327	(740)
B	PUMA SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	16,003	64	17,842
A	REA Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	103,756	1,328	3,167
C	Reckitt Benckiser Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	9,504	167	156
C	Rexel S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	655,991	63,982	51,429
B	Rexel S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,002,381	70,995	(222,393)
C	Rio Tinto PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	972,060	26,236	214,247
B	Rio Tinto PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,114,862	32,502	452,086
A	Rio Tinto, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	2,116,770	28,888	452,976
C	Rolls-Royce Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	102,265	12,481	22,191
C	Royal Bank of Scotland Group	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,191,573	557,475	381,055
B	Royal Dutch Shell PLC - A Shares	Receive	1-Month LIBOR GBP	6/1/2020	Term	5,191,654	229,532	723,050
C	Royal Dutch Shell PLC - A Shares	Receive	1-Month LIBOR GBP	9/20/2021	Term	5,131,584	213,984	(30,772)
B	Royal Dutch Shell PLC - B Shares	Receive	1-Month LIBOR GBP	6/1/2020	Term	4,750,660	203,213	519,398
C	Royal Dutch Shell PLC - B Shares	Receive	1-Month LIBOR GBP	9/20/2021	Term	4,570,986	188,928	(24,368)
C	Royal Mail PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	2,601,313	883,025	(124,813)
B	Royal Mail PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	175,303	45,967	(44,294)
C	RSA Insurance Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	337,094	63,154	(20,078)
B	Safran S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	919,347	11,677	570,898
C	Sainsbury (J) PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	785,252	286,830	(171,416)
B	Sainsbury (J) PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	52,677	22,075	19,841
C	Sanofi	Receive	1-Month LIBOR EUR	9/20/2021	Term	29,927	400	(600)
B	Sanofi	Receive	1-Month LIBOR EUR	6/1/2020	Term	660,651	10,000	83,524
C	Schneider Electric SE	Receive	1-Month LIBOR EUR	9/20/2021	Term	373,946	6,060	46,252
B	Scor SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	803,709	22,909	151,119
C	SES S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	84,810	4,845	880
B	Smith & Nephew PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	131,937	9,780	11,307
C	Smith & Nephew PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	340,890	24,301	10,002
C	Smiths Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	156,372	11,457	10,283
B	Smiths Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	43,728	2,770	(3,810)
C	Smurfit Kappa Group PLC	Receive	1-Month LIBOR EUR	9/20/2021	Term	263,131	8,018	(70,229)
B	Societe BIC S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	321,854	3,820	(444)
C	Societe BIC S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	834,959	10,500	43,253
B	Societe Generale S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	162,374	4,525	(45,908)
C	Societe Generale S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	270,732	9,252	(23,827)
C	Sodexo S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	143,031	1,567	12,790

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
B	Sodexo S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	826,200	8,777	51,841
A	Sonic Healthcare, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	534,626	22,962	12,550
A	South32 Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	75,057	19,285	238
C	Standard Chartered PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	466,395	81,321	28,441
C	Standard Life Aberdeen PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	3	1	—
C	STMicroelectronics N.V.	Receive	1-Month LIBOR EUR	9/20/2021	Term	212,776	16,637	30,130
C	Suez	Receive	1-Month LIBOR EUR	9/20/2021	Term	471,104	41,183	(9,588)
B	Suez	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,042,478	67,310	(291,831)
C	Taylor Wimpey PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	637,470	411,997	144,831
B	Taylor Wimpey PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	151,092	87,927	12,361
C	Teleperformance	Receive	1-Month LIBOR EUR	9/20/2021	Term	200,783	1,384	18,753
A	Telstra Corp, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	1,960,769	677,460	177,075
C	Tesco PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	566,245	254,005	9,484
B	Tesco PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	311,517	168,283	93,798
B	Thales S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	633,279	6,767	125,639
C	The Berkeley Group Holdings	Receive	1-Month LIBOR GBP	9/20/2021	Term	459,152	13,100	75,818
B	The Berkeley Group Holdings	Receive	1-Month LIBOR GBP	6/1/2020	Term	691,740	19,334	103,888
C	The Sage Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	250,632	40,412	25,175
B	Total S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	2,879,806	63,668	545,323
C	Total S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	2,422,307	48,680	27,227
A	Transurban Group	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	155,053	13,146	8,064
B	Unilever PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	666,585	15,328	(54,665)
C	Unilever PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,413,155	34,430	(25,433)
C	Valeo S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	978,737	36,730	46,032
B	Valeo S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	443,966	7,469	(261,756)
C	Veolia Environnement	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,323,464	72,051	76,279
B	Veolia Environnement	Receive	1-Month LIBOR EUR	6/1/2020	Term	643,003	32,730	(1,906)
C	Vinci S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	25,804	334	2,531
C	Vodafone Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	113,876	77,307	(13,562)
A	Washington H. Soul Pattinson	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	31,840	1,159	1,584
C	Wendel	Receive	1-Month LIBOR EUR	9/20/2021	Term	412,808	3,975	31,861
B	Wendel	Receive	1-Month LIBOR EUR	6/1/2020	Term	297,493	2,199	(55,576)
A	Wesfarmers, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	4,212,695	125,591	164,949
C	Whitbread PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	63,074	1,408	7,185
C	Wm Morrison Supermarkets PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	230,434	99,400	(1,612)
B	Wm Morrison Supermarkets PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	650,388	263,626	(22,096)
A	Woolworths Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	1,304,311	46,196	43,490
A	Custom Basket Swap - Termination 3/6/2019 (c)	Pay	1-Month LIBOR USD	3/6/2019	Term	61,857,787	1	(2,097,884)
A	Custom Basket Swap - Termination 3/13/2019 (d)	Pay	1-Month LIBOR USD	3/13/2019	Term	84,625,548	1	(1,936,937)

						$283,578,665		$6,215,103

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Swaps on Futures

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED DEPRECIATION
A	Total S.A. Dividend Future - December 2019 Expiration	Pay	N/A	12/20/2019	Term	$86,850	45	$(512)
A	Total S.A. Dividend Future - December 2021 Expiration	Pay	N/A	12/17/2021	Term	87,500	35	(1,791)

						$174,350		$(2,303)

(a)	See Note 1.
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.
(c)	Custom Basket Swap—Termination 3/6/2019 represents a swap on a basket of short equity positions. At February 28, 2019, all constituents and their weightings were as follows:

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Abbott Laboratories	$4,410,327	61,528	$(356,183)	7.13%
Adtalem Global Education Inc.	640,120	13,000	14,869	1.03%
Arrow Electronics, Inc.	808,077	10,703	(43,250)	1.31%
Athene Holding Ltd. - Class A	1,923,602	44,902	(72,730)	3.11%
Costco Wholesale Corp.	8,031,300	38,000	(285,561)	12.98%
FLIR Systems, Inc.	572,099	11,791	(35,347)	0.92%
Ford Motor Co.	3,214,478	369,056	(15,372)	5.20%
Integrated Device Tech Inc.	3,209,798	65,815	35,721	5.19%
International Business Machines Corp.	12,094,200	90,000	(453,316)	19.55%
Iron Mountain Inc.	939,420	25,500	38,189	1.52%
Medpace Holdings Inc.	1,086,300	17,000	154,438	1.76%
Microsoft Corp.	744,878	6,883	(28,891)	1.20%
Pfizer, Inc.	12,474,000	300,000	(504,722)	20.17%
Pinnacle West Capital Corp.	1,834,325	20,935	(139,697)	2.97%
TJX Companies Inc.	6,063,600	124,000	(320,636)	9.80%
Torchmark Corp.	1,599,806	19,319	8,200	2.59%
Universal Health Services, Inc.	2,211,458	16,625	(93,595)	3.58%

	$61,857,787		$(2,097,884)	100.00%

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

(d)	Custom Basket Swap - Termination 3/13/2019 represents a swap on a basket of short equity positions. At February 28, 2019, all constituents and their weightings were as follows:

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Adobe Systems, Inc.	$2,185,884	8,594	$(66,647)	2.58%
Alphabet Inc. - Class C	752,780	675	(1,997)	0.89%
Ametek Inc.	4,104,100	55,000	(266,428)	4.85%
Annaly Capital Management Inc.	2,261,259	217,638	60,097	2.67%
Apple Inc.	6,076,097	34,872	21,988	7.18%
Bank of America Corp	8,854,098	308,183	(140,344)	10.46%
Bemis Company	314,998	6,305	(20,065)	0.37%
Booking Holdings Inc.	1,906,930	1,000	212,851	2.25%
Brunswick Corp.	288,427	5,854	(21,095)	0.34%
Capri Holdings Ltd.	1,278,396	26,375	77,681	1.51%
Ciena Corp.	487,179	12,834	(59,563)	0.58%
Colgate-Palmolive Co.	2,500,702	38,278	(16,787)	2.96%
Esterline Technologies Corp.	988,690	8,108	3,076	1.17%
General Electric Co.	2,945,931	292,711	(90,763)	3.48%
Hanover Insurance Group Inc.	309,514	2,702	(10,760)	0.37%
Hollyfrontier Corp.	338,880	6,000	30,226	0.40%
Integrated Device Tech Inc.	1,229,882	25,218	13,006	1.45%
Intelsat S.A.	292,015	12,384	(5,739)	0.35%
Intuit, Inc.	7,508,832	33,435	(742,301)	8.87%
Iqvia Holdings, Inc.	5,040,863	38,580	(356,368)	5.96%
Lyondellbasell Industries - Class A	2,763,019	31,686	57,523	3.26%
Masimo Corp.	919,934	7,255	(31,074)	1.09%
Medtronic PLC	3,049,409	34,317	(51,545)	3.60%
Oracle Corp.	3,518,128	68,633	(54,248)	4.16%
Owens Corning	497,438	9,457	26,023	0.59%
Palo Alto Networks Inc.	1,291,100	5,854	(148,560)	1.53%
Pepsico Inc.	3,238,656	28,648	(95,741)	3.83%
Pfizer, Inc.	1,892,236	44,702	(42,658)	2.24%
Public Storage	4,170,800	20,000	(52,524)	4.93%
Republic Services Inc.	4,332,720	56,000	(52,633)	5.12%
SLM Corp.	130,689	11,946	(1,111)	0.15%
Tech Data Corp.	847,440	8,535	(23,692)	1.00%
Tjx Companies Inc.	3,218,160	66,000	(161,983)	3.80%
Valero Energy Corp.	1,920,398	22,351	80,316	2.27%
Verizon Communications Inc.	968,919	18,013	(54,876)	1.14%
Viacom, Inc. -Class B	1,514,441	51,129	22,803	1.79%
Wabtec Corp.	118,753	1,572	3,615	0.14%
Weyerhaeuser Co.	567,852	21,616	23,362	0.67%

	$84,625,548		$(1,936,937)	100.00%

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 84.9%
Australia - 1.3%
A2B Australia Ltd.	31,152	$47,289
Accent Group Ltd.	125,886	136,625
ALS Ltd.	2,515	14,058
Altium Ltd.	3,549	83,077
ARB Corp. Ltd.	4,164	49,977
Australian Pharmaceutical Industries Ltd.	77,186	76,926
Automotive Holdings Group Ltd.	90,781	148,110
Bapcor Ltd.	1,614	6,915
Breville Group Ltd.	11,280	126,023
Cleanaway Waste Management Ltd.	15,072	23,200
Collins Foods Ltd.	850	3,889
Costa Group Holdings Ltd.	26,796	101,501
CSR Ltd.	71,576	170,595
Downer EDI Ltd.	23,158	122,218
DuluxGroup Ltd.	14,404	74,383
FlexiGroup Ltd.	56,330	61,335
GDI Property Group	471	469
GrainCorp Ltd.	13,600	94,060
GUD Holdings Ltd.	3,070	27,548
GWA Group Ltd.	37,245	81,901
IDP Education Ltd.	6,652	70,307
Inghams Group Ltd. (a)	15,009	43,012
JB Hi-Fi Ltd. (a)	7,946	122,312
Magellan Financial Group Ltd.	1,791	44,288
McMillan Shakespeare Ltd.	14	120
Metcash Ltd. (a)	196,427	363,666
Michael Hill International Ltd.	10,903	4,988
Mineral Resources Ltd.	21,059	224,820
Monadelphous Group Ltd.	24,198	305,706
Nanosonics Ltd. (b)	10,625	31,278
Northern Star Resources Ltd.	3,965	26,016
Orora Ltd.	23,329	52,128
OZ Minerals Ltd.	22,528	164,597
Platinum Asset Management Ltd. (a)	22,866	89,534
Regis Resources Ltd.	26,745	101,308
Sandfire Resources N.L.	30,820	160,031
Seven West Media Ltd. (b)	43,243	16,718
Southern Cross Media Group, Ltd.	93,111	80,579
St. Barbara Ltd.	98,891	313,563
Super Retail Group Ltd.	46,468	244,249
Vita Group Ltd.	77,254	84,392
Whitehaven Coal Ltd.	71,113	221,954
WiseTech Global Ltd.	8,382	114,516

		4,330,181

Austria - 1.3%
Agrana Beteiligungs AG	7,836	155,087
AT&S Austria Technologie & Systemtechnik AG	6,993	128,858
DO & CO AG	1,339	113,315
EVN AG	7,547	113,485
FACC AG	2,600	40,871
Kapsch TrafficCom AG	2,634	101,716
Oesterreichische Post AG	22,381	886,931

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Austria - 1.3% (continued)
Porr AG (a)	2,940	$63,739
S&T AG	5,105	122,985
Telekom Austria AG	70,953	527,007
UNIQA Insurance Group AG	35,632	351,189
Vienna Insurance Group AG Wiener Versicherung Gruppe	29,229	704,826
Wienerberger AG	40,565	918,199
Zumtobel Group AG (b)	10,919	97,620

		4,325,828

Belgium - 1.3%
AGFA-Gevaert N.V. (b)	57,595	223,394
Balta Group S.A. (c) (Cost: $30,606; Original Acquisition Date: 01/22/2018)	4,040	16,428
Barco N.V.	3,753	572,879
Bekaert, S.A.	816	21,682
Bpost, S.A.	28,356	258,673
Cie d’Entreprises CFE	108	10,773
D’ieteren, S.A.	30,407	1,154,495
Euronav N.V.	1,619	12,835
Fagron	6,200	114,880
Greenyard N.V. (a)	8,755	33,261
Ion Beam Applications, S.A. (b)	412	5,455
KBC Ancora	7,705	372,647
Kinepolis Group N.V.	283	15,934
Melexis N.V.	3	198
Orange Belgium, S.A.	29,721	602,425
Recticel, S.A.	35,091	259,442
Sioen Industries N.V.	677	18,443
Sofina, S.A.	2,035	398,130
Tessenderlo Group, S.A. (b)	198	6,790
Van de Velde N.V.	661	20,826

		4,119,590

Bermuda - 0.7%
BW LPG Ltd. (b)(c) (Cost: $86,059; Original Acquisition Date: 02/08/2019)	24,205	79,093
Emperor International Holdings Ltd.	26,000	7,916
Esprit Holdings Ltd. (b)	402,100	94,253
Golden Ocean Group Ltd.	6,451	32,449
G-Resources Group Ltd. (b)	2,235,000	22,493
Johnson Electric Holdings Ltd.	32,000	78,107
Lazard Ltd.	22,000	823,460
NewOcean Energy Holdings Ltd. (b)	260,000	80,818
VTech Holdings Ltd.	91,700	960,836

		2,179,425

Canada - 4.6%
Aecon Group, Inc. (b)	10,142	141,500
Ag Growth International, Inc. (b)	64	2,840
AGF Management Ltd. (b)	19,018	75,005
Aritzia, Inc. (b)	28,976	355,828
ATS Automation Tooling Systems, Inc. (b)	7,974	112,283
Badger Daylighting Ltd. (a)(b)	2,200	63,913
BRP, Inc. (b)	17,097	511,890
Callidus Capital Corp. (a)(b)	650	815
Canaccord Genuity Group, Inc. (b)	46,777	229,984
Canadian Western Bank (b)	1,386	32,282
Canfor Corp. (b)	69,745	749,416
Canfor Pulp Products, Inc. (b)	75,108	905,211
Cascades, Inc. (b)	3,400	22,762

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Canada - 4.6% (continued)
Celestica, Inc. (b)	7,039	$64,776
Centerra Gold, Inc. (b)	21	109
Cogeco Communications, Inc. (b)	300	18,760
Cogeco, Inc. (b)	1,656	91,851
Colliers International Group, Inc. (b)	900	61,491
Computer Modelling Group Ltd. (b)	6,596	30,074
Corby Spirit and Wine Ltd. (b)	300	4,229
Corus Entertainment, Inc. (b)	48,410	221,826
Cott Corp. (b)	1,200	18,028
Descartes Systems Group, Inc. (b)	2,600	89,798
DIRTT Environmental Solutions (b)	1,685	9,680
Dorel Industries, Inc. (b)	38,411	490,664
Dundee Corp. (b)	1,800	1,929
Endeavour Mining Corp. (b)	16,831	255,928
Enerflex Ltd. (b)	100	1,520
Enghouse Systems Ltd. (b)	9,276	268,634
Equitable Group, Inc. (b)	6,243	332,135
Evertz Technologies Ltd. (b)	10,500	131,255
Exco Technologies Ltd. (b)	26,211	193,204
First National Financial Corp. (b)	200	4,453
FirstService Corp. (b)	1,000	86,819
Genworth MI Canada, Inc. (a)(b)	6,498	218,896
Gibson Energy, Inc. (b)	7,000	113,249
Great Canadian Gaming Corp. (b)	3,300	137,622
Guyana Goldfields, Inc. (b)	30,091	33,156
Home Capital Group, Inc.	307	4,024
Hudbay Minerals, Inc. (b)	29,052	195,380
Interfor Corp. (b)	30,788	346,495
Jamieson Wellness, Inc. (b)	17	252
Just Energy Group, Inc. (b)	3,474	12,566
Kirkland Lake Gold Ltd. (b)	13,767	503,414
Labrodor Iron Ore Royalty Corp. (b)	2,290	57,113
Largo Resources Ltd. (a)(b)	96,281	166,084
Linamar Corp. (b)	200	7,865
Lucara Diamond Corp. (b)	1,500	1,881
Magellan Aerospace Corp. (b)	15,000	199,476
Medical Facilities Corp. (a)(b)	16,811	210,912
Morneau Shepell, Inc. (b)	900	18,664
Norbord, Inc.	23,619	610,240
North West Co., Inc. (b)	10,735	262,185
OceanaGold Corp. (b)	276,980	892,431
Parkland Fuel Corp. (b)	6,303	176,357
Pason Systems, Inc. (b)	7,768	119,594
Peyto Exploration & Development Corp. (b)	15,600	89,976
Pretium Resources, Inc. (b)	1	8
Quebecor, Inc. (b)	11,480	278,898
Recipe Unlimited Corp. (b)	10,299	219,449
Richelieu Hardware Ltd. (b)	1,100	19,710
Russel Metals, Inc. (b)	799	14,572
Sierra Wireless, Inc. (b)	20,957	264,361
Silvercorp Metals, Inc. (b)	137,800	358,126
Sleep Country Canada Holdings, Inc. (b)(c) (Cost: $27; Original Acquisition Date: 12/18/2017)	1	16
Spin Master Corp. (b)(c) (Cost: $987,587; Original Acquisition Date: 05/05/2017)	28,656	975,778
Sprott, Inc. (b)	29,719	57,814
SSR Mining, Inc. (b)	4,100	56,891

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Canada - 4.6% (continued)
Superior Plus Corp. (b)	3,400	$29,221
Taseko Mines Ltd. (b)	7,450	4,982
TFI International, Inc. (b)	5,592	172,313
TMX Group Ltd. (b)	1,000	62,783
Toromont Industries Ltd. (b)	6,096	317,319
Total Energy Services, Inc. (b)	6,300	45,816
TransAlta Corp. (b)	36,025	219,279
Transcontinental, Inc. (b)	4,913	70,748
Trican Well Service Ltd. (a)	259,364	287,755
Uni-Select, Inc. (b)	52,056	496,845
Western Forest Products, Inc. (a)(b)	203,580	281,557
WestJet Airlines Ltd. (b)	8,074	127,986
Winpak Ltd. (b)	7,563	246,382
WSP Global, Inc. (b)	2,021	107,028

		14,674,361

Cayman Islands - 0.3%
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,586,000	626,338
Sapiens International Corp., N.V.	1,518	20,602
SITC International Holdings Co., Ltd.	351,000	339,833

		986,773

Denmark - 1.7%
Alm Brand A/S	12,718	109,161
Ambu A/S	500	11,724
Bang & Olufsen A/S (b)	8,358	119,776
D/S Norden A/S (b)	1,433	20,459
Dfds A/S	1	46
FLSmidth & Co. A/S	1,375	65,990
GN Store Nord A/S	11,599	558,965
Matas A/S	31,903	337,544
Nilfisk Holding A/S (b)	587	24,923
NKT A/S (b)	122	2,258
NNIT A/S (c) (Cost: $5,876; Original Acquisition Date: 05/22/2017)	189	5,492
Per Aarsleff Holding A/S	15,441	522,598
Rockwool International A/S	4,567	1,114,709
Royal Unibrew A/S	2,502	184,999
Scandinavian Tobacco Group A/S (c) (Cost: $338,268; Original Acquisition Date: 05/22/2017)	21,202	279,920
Schouw & Co. AB	4	320
SimCorp A/S	3,201	288,167
Sydbank A/S	35,570	847,040
Topdanmark A/S	20,682	1,019,698

		5,513,789

Faroe Islands - 0.1%
Bakkafrost P/F	4,049	207,451

Finland - 2.4%
Aktia Bank OYJ	1,171	12,227
Amer Sports OYJ	14,794	670,573
Caverion OYJ	53,760	314,613
Cramo OYJ	844	16,522
DNA OYJ	9,484	191,371
F-Secure OYJ	5,175	13,892
Kesko OYJ	33,544	2,002,354
Konecranes OYJ	5,206	182,680
Lehto Group OYJ	12,039	60,937
Metsa Board OYJ	55,678	385,369

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Finland - 2.4% (continued)
Oriola OYJ - Class B	7,650	$20,318
Outokumpu OYJ	9,200	36,657
Outotec OYJ (b)	89,686	336,338
Ponsse OYJ	891	28,174
Ramirent OYJ	13,388	91,217
Sanoma OYJ	62,978	626,084
Tieto OYJ	21,453	634,444
Tokmanni Group Corp.	49,508	491,611
Uponor OYJ	3,315	38,951
Valmet OYJ	32,948	820,739
YIT OYJ	106,490	651,058

		7,626,129

Germany - 3.7%
ADVA Optical Networking SE (b)	27,572	265,007
Amadeus Fire AG	86	9,029
AURELIUS Equity Opportunities SE & Co. KGaA	7,082	320,606
Aurubis AG	7,420	408,237
BayWa AG	315	8,742
Bechtle AG	2,953	253,260
bet-at-home.com AG	4,579	312,503
Borussia Dortmund GmbH & Co. KGaA	96,382	830,445
CANCOM SE	12,645	517,502
Carl Zeiss Meditec AG	8,844	754,470
Ceconomy AG (b)	83,438	469,787
CENTROTEC Sustainable AG	1,084	13,834
CEWE Stiftung & Co. KGaA	3,834	359,781
comdirect bank AG	193	2,274
CTS Eventim AG & Co KGaA	1,611	72,381
Deutz AG	13,334	96,536
Diebold Nixdorf AG	3,971	265,589
DMG Mori AG	6,139	299,213
Draegerwerk AG & Co. KGaA	532	25,657
Duerr AG	64	2,616
Freenet AG	10,904	229,637
Gesco AG	1,026	29,642
GFT Technologies SE	9,133	81,860
H&R GmbH & Co. KGaA	1,576	12,781
Hamburger Hafen und Logistik AG	10,804	235,949
Hapag-Lloyd AG (c) (Cost: $275,202; Original Acquisition Date: 02/05/2018)	8,008	235,915
HelloFresh SE (b)	8,023	87,425
Hornbach Baumarkt AG	3,517	73,048
Hornbach Holding AG & Co KGaA	836	43,837
Hypoport AG (b)	191	36,412
Indus Holding AG	141	6,712
Jenoptik AG	2,733	99,539
JOST Werke AG (c) (Cost: $78,719; Original Acquisition Date: 10/15/2018)	2,257	74,706
Kloeckner & Co. SE	46	341
Koenig & Bauer AG	11,026	509,938
Krones AG	7,472	624,253
Leoni AG	2	55
Manz AG (b)	214	5,854
MLP SE	27,211	140,363
Nemetschek SE	357	52,139
Nordex SE (b)	22,263	284,884
OHB SE	3,295	123,493

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Germany - 3.7% (continued)
Rational AG	68	$44,552
Rhoen Klinikum AG	299	8,128
Salzgitter AG	40,816	1,247,006
Scout24 AG (c) (Cost: $1,827; Original Acquisition Date: 10/15/2018)	46	2,423
Siltronic AG	6,785	663,250
SLM Solutions Group AG (b)	332	3,368
SMA Solar Technology AG	582	15,305
Software AG	2,645	96,725
Suedzucker AG	13,379	195,627
Surteco Group SE	1,568	45,926
Takkt AG	26,102	436,439
VERBIO Vereinigte BioEnergie AG	13,978	107,479
Vossloh AG	280	13,153
VTG AG	3,365	202,858
Wacker Neuson SE	3,564	81,564
Washtec AG	80	4,896
XING SE	82	28,074
zooplus AG (b)	2,531	333,951

		11,806,976

Hong Kong - 2.0%
Agritrade Resources Ltd.	230,000	43,364
Cafe de Coral Holdings Ltd.	188,000	498,156
Chinese Estates Holdings Ltd.	19,500	22,333
Chong Hing Bank Ltd.	4,000	7,287
Chow Sang Sang Holdings International Ltd.	215,000	334,699
CITIC Telecom International Holdings Ltd.	1,277,000	475,027
Dah Sing Banking Group Ltd.	48,400	92,857
Fairwood Holdings Ltd.	47,000	163,757
First Pacific Co., Ltd.	826,000	334,620
Giordano International Ltd.	508,000	251,743
Global Brands Group Holding Ltd. (b)	366,000	17,251
Good Resources Holdings Ltd. (b)	220,000	5,213
Health & Happiness H&H International Holdings Ltd. (b)	4,500	29,036
Hopewell Holdings Ltd.	88,500	407,000
Leyou Technologies Holdings Ltd. (a)(b)	925,000	258,066
Li & Fung Ltd.	3,650,000	637,027
Luk Fook Holdings International Ltd.	45,000	151,056
Melco International Development Ltd.	262,000	640,168
Pacific Textiles Holdings Ltd.	209,000	195,428
Regal Hotels International Holdings Ltd.	32,000	20,138
Sa Sa International Holdings Ltd.	342,000	121,555
SmarTone Telecommunications Holdings Ltd.	619,500	704,753
Sun Hung Kai & Co., Ltd.	123,000	64,871
Texwinca Holdings Ltd.	268,000	103,789
The United Laboratories International Holdings Ltd.	100,000	60,639
Value Partners Group Ltd.	964,000	783,505
VSTECS Holdings Ltd.	128,000	73,867
Xinyi Glass Holdings Ltd.	86,000	98,602

		6,595,807

Ireland - 0.6%
Medtronic PLC (d)	19,990	1,809,095

Israel - 1.5%
Caesarstone Ltd.	12,004	201,667
CyberArk Software Ltd. (a)(b)	754	82,767

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Israel - 1.5% (continued)
Delek Automotive Systems Ltd.	3,236	$13,946
Delek Group Ltd.	100	17,658
Delta Galil Industries Ltd.	1,108	34,850
Electra Ltd.	93	23,165
Equital Ltd. (b)	2,925	84,569
First International Bank Of Israel Ltd.	19,873	476,483
Formula Systems 1985 Ltd.	236	9,871
Harel Insurance Investments & Financial Services Ltd.	3,322	23,345
Hilan Ltd.	411	10,624
IDI Insurance Co., Ltd.	850	45,732
Israel Corp. Ltd.	1,020	286,773
Israel Discount Bank Ltd.	99,058	350,108
Ituran Location and Control Ltd.	5,558	205,090
Matrix IT Ltd.	20,895	260,755
Naphtha Israel Petroleum Corp. Ltd.	2,708	17,932
Nova Measuring Instruments Ltd. (b)	1,588	39,718
Oil Refineries Ltd. (b)	990,632	525,873
Partner Communications Co., Ltd. (b)	58,674	255,780
Paz Oil Co., Ltd.	2,871	438,841
Radware Ltd. (b)	5,417	136,021
Rami Levy Chain Stores Ltd.	7,806	411,148
Shikun & Binui Ltd. (b)	4,387	8,096
Shufersal Ltd.	78,954	564,206
Strauss Group Ltd.	11,396	288,359
Tower Semiconductor Ltd. (b)	3,191	57,483

		4,870,860

Italy - 4.3%
A2A S.p.A.	437,280	774,924
ACEA S.p.A.	2,476	39,147
Anima Holding SpA (c) (Cost: $61,285; Original Acquisition Date: 10/29/2018)	14,734	63,953
Aquafil SpA	1,756	18,496
Arnoldo Mondadori Editore S.p.A. (b)	151,170	300,909
Ascopiave S.p.A.	40,463	154,873
ASTM S.p.A.	12,664	332,027
Autogrill S.p.A.	967	8,304
Banca Generali S.p.A.	23,597	589,415
Banca Popolare di Sondrio SCPA	151,824	444,509
Biesse S.p.A.	25,310	567,140
Brembo S.p.A.	46,118	558,141
Brunello Cucinelli S.p.A.	1,516	59,060
Buzzi Unicem S.p.A.	26,534	331,992
Cairo Communication SpA	76,652	348,751
Cementir Holding S.p.A.	1,968	13,700
Credito Valtellinese S.p.A. (b)	207,266	17,328
Danieli & C Officine Meccaniche S.p.A.	9,572	192,712
Danieli & C Officine Meccaniche S.p.A. - Risparmio	1,794	28,731
Datalogic SpA	5,040	136,439
DeA Capital S.p.A.	13,194	20,080
DiaSorin S.p.A.	1,649	161,775
El.En. S.p.A.	1,843	37,419
Enav S.p.A. (c) (Cost: $352,863; Original Acquisition Date: 05/08/2017)	77,145	396,623
ERG S.p.A.	3,065	60,975
Fincantieri S.p.A.	405,883	580,321
FinecoBank Banca Fineco S.p.A.	15,540	193,110
GEDI Gruppo Editoriale S.p.A. (b)	7,287	3,154

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Italy - 4.3% (continued)
GEOX S.p.A.	345,175	$705,536
Gima TT SpA (c) (Cost: $187,526; Original Acquisition Date: 10/17/2018)	22,071	164,435
Hera S.p.A.	123,343	411,069
Industria Macchine Automatiche S.p.A.	209	13,336
Interpump Group S.p.A.	100	3,242
Iren S.p.A.	141,752	352,461
Italgas SpA	18,673	113,122
Italimobiliare S.p.A.	933	21,384
Juventus Football Club S.p.A. (a)(b)	57,635	79,062
La Doria S.p.A.	2,513	24,439
Maire Tecnimont S.p.A.	153,776	627,586
MARR S.p.A.	2,390	56,273
Mediaset S.p.A. (a)(b)	528,084	1,680,671
Moncler S.p.A.	502	19,254
OVS S.p.A. (a)(b)(c) (Cost: $719,884; Original Acquisition Date: 05/08/2017)	343,657	573,830
Piaggio & C. S.p.A.	198,299	505,243
Rai Way S.p.A. (c) (Cost: $28,364; Original Acquisition Date: 05/30/2017)	5,629	30,637
Reply S.p.A.	688	41,280
Saipem S.p.A. (b)	160,653	834,184
Saras S.p.A.	420,219	831,681
Societa Cattolica di Assicurazioni SC	3,834	35,716
Societa Iniziative Autostradali e Servizi S.p.A.	4,430	74,122
Sogefi S.p.A. (b)	14,542	25,919
Technogym S.p.A. (c) (Cost: $155,692; Original Acquisition Date: 05/08/2017)	18,036	230,999
Tod’s SpA	300	14,762
Zignago Vetro S.p.A.	1,294	13,968

		13,918,219

Japan - 29.8%
Achilles Corp.	6,000	108,572
Adastria Co., Ltd.	16,800	293,000
ADEKA Corp.	2,000	29,731
Advantest Corp.	15,500	365,581
Aeon Delight Co., Ltd.	11,600	430,844
Aeon Fantasy Co., Ltd.	100	2,377
Ai Holdings Corp.	3,300	56,636
Aica Kogyo Co., Ltd.	5,000	173,821
Aichi Corp.	7,100	45,607
Aichi Steel Corp.	600	19,136
Aida Engineering Ltd.	9,200	67,020
Ain Holdings, Inc.	5,700	391,199
Aisan Industry Co., Ltd.	13,700	92,919
Akebono Brake Industry Co., Ltd. (a)(b)	2,800	4,170
Alpen Co., Ltd.	15,900	237,077
Alps Electric Co., Ltd.	5,860	114,976
Altech Corp.	8,300	152,574
Amano Corp.	6,100	129,372
Amuse, Inc.	5,100	110,771
Anest Iwata Corp.	6,300	56,463
Anicom Holdings, Inc.	1,700	44,427
Anritsu Corp.	5,900	116,555
AOI Electronics Co., Ltd.	200	4,778
AOKI Holdings, Inc.	19,200	215,314
Aoyama Trading Co., Ltd.	5,800	142,054
Arata Corp.	8,900	338,945
Arcland Sakamoto Co., Ltd.	13,400	172,752

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 29.8% (continued)
Arcland Service Holdings Co., Ltd.	5,100	$93,339
Arcs Co., Ltd.	21,400	496,290
Argo Graphics, Inc.	1,700	74,884
As One Corp.	1,200	93,339
Asahi Co., Ltd.	13,400	181,768
Asahi Diamond Industrial Co., Ltd.	17,200	120,361
Asahi Holdings, Inc.	2,700	54,041
ASKUL Corp.	11,600	266,103
Ateam, Inc.	12,500	213,632
Atom Corp.	19,000	174,719
Autobacs Seven Co., Ltd.	18,100	304,305
Avex, Inc.	10,300	134,081
Awa Bank Ltd.	8,900	231,073
Axial Retailing, Inc.	7,400	236,011
Azbil Corp.	11,100	244,775
Bando Chemical Industries Ltd.	13,700	144,909
Bank of Iwate Ltd.	200	5,778
Belc Co., Ltd.	4,000	184,453
Benefit One, Inc.	5,600	109,372
Bengo4.com, Inc. (b)	2,600	91,553
Bic Camera, Inc.	31,000	351,536
BML, Inc.	7,800	236,873
Broadleaf Co., Ltd.	11,600	61,609
BRONCO BILLY Co., Ltd.	5,500	132,338
Bunka Shutter Co., Ltd.	17,000	126,739
Canon Electronics, Inc.	7,200	117,045
Canon Marketing Japan, Inc.	32,800	616,186
Capcom Co., Ltd.	5,600	112,186
Cawachi Ltd.	10,600	199,229
Central Glass Co., Ltd.	2,700	63,222
Central Security Patrols Co., Ltd.	1,800	69,035
Chiyoda Co., Ltd.	16,500	276,517
Chiyoda Corp.	27,500	76,235
Chiyoda Integre Co., Ltd.	7,800	153,670
Chori Co., Ltd.	9,800	135,309
Chubu Shiryo Co., Ltd.	16,500	165,052
Chudenko Corp.	7,000	145,508
Chugoku Marine Paints Ltd.	8,400	76,189
CI Takiron Corp.	32,300	182,560
Ci:z Holdings Co., Ltd.	700	36,926
Citizen Watch Co., Ltd.	31,000	176,046
Clarion Co., Ltd.	3,200	72,001
Cleanup Corp.	22,900	127,582
CMIC Holdings Co., Ltd.	700	10,934
CMK Corp.	200	1,243
Coco Kara Fine, Inc.	8,100	361,526
Colopl, Inc.	10,200	63,781
Colowide Co., Ltd.	3,800	82,535
Computer Engineering & Consulting Ltd.	3,600	74,122
COMSYS Holdings Corp.	5,900	157,418
Comture Corp.	800	23,075
CONEXIO Corp.	9,600	128,586
Corona Corp.	5,300	51,210
Cosel Co., Ltd.	3,100	32,623
Cosmos Pharmaceutical Corp.	2,200	402,638

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 29.8% (continued)
Create Restaurants Holdings, Inc.	13,100	$152,783
Create SD Holdings Co., Ltd.	12,700	333,038
CROOZ, Inc. (b)	200	3,614
CyberAgent, Inc.	100	3,109
Dai-Dan Co., Ltd.	6,200	134,719
Daido Metal Co., Ltd.	1,800	12,644
Daihen Corp.	500	11,694
Daiho Corp.	8,600	249,594
Daiichi Jitsugyo Co., Ltd.	9,500	294,891
Daiichikosho Co., Ltd.	2,100	103,620
Daiken Corp.	4,200	76,754
Daikokutenbussan Co., Ltd.	4,200	149,213
Daikyonishikawa Corp.	9,000	100,040
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,000	28,215
Daiseki Co., Ltd.	2,300	56,744
Daisyo Corp.	8,300	112,513
Daiwa Industries Ltd.	700	7,863
Daiwabo Holdings Co., Ltd.	5,000	282,151
DCM Holdings Co., Ltd.	22,300	216,868
Denka Co., Ltd.	1,400	42,139
Denki Kogyo Co., Ltd.	2,800	73,627
Denyo Co., Ltd.	8,500	109,200
Descente Ltd.	9,200	200,152
DIC Corp.	9,300	295,357
Digital Arts, Inc.	400	31,759
Digital Hearts Holdings Co., Ltd.	6,500	76,917
DMG Mori Co., Ltd.	9,500	122,900
Doshisha Co., Ltd.	11,600	186,491
Doutor Nichires Holdings Co., Ltd.	2,900	56,301
DTS Corp.	5,100	193,998
Duskin Co., Ltd.	7,000	173,454
DyDo Group Holdings, Inc.	5,400	266,936
Eagle Industry Co., Ltd.	8,400	99,400
Earth Corp.	2,600	116,395
Ebara Corp.	7,800	221,128
EDION Corp.	40,800	364,936
Ehime Bank Ltd.	600	6,050
Eiken Chemical Co., Ltd.	2,800	65,613
Eizo Corp.	1,100	44,507
Elecom Co., Ltd.	6,500	197,685
Elematec Corp.	9,500	153,838
En-Japan, Inc.	2,600	83,623
Enplas Corp.	2,700	72,039
EPS Holdings, Inc.	6,100	102,720
ESPEC Corp.	4,100	76,361
Exedy Corp.	4,500	107,186
Ezaki Glico Co., Ltd.	5,200	263,114
F@N Communications, Inc.	19,700	93,140
Fancl Corp.	8,600	194,815
FCC Co., Ltd.	10,600	245,065
Feed One Co., Ltd.	72,300	117,403
Fields Corp.	10,300	67,179
Foster Electric Co., Ltd.	8,500	117,588
France Bed Holdings Co., Ltd.	14,200	114,018
Fudo Tetra Corp.	12,070	178,454

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 29.8% (continued)
Fuji Co., Ltd.	18,400	$320,574
Fuji Machine Manufacturing Co., Ltd.	5,400	76,205
Fuji Oil Holdings, Inc.	6,200	207,473
Fuji Pharma Co., Ltd.	4,000	67,429
Fuji Seal International, Inc.	1,500	56,116
Fuji Soft, Inc.	3,800	157,843
Fujibo Holdings, Inc.	1,200	30,187
Fujicco Co., Ltd.	5,200	105,945
Fujikura Ltd.	28,600	120,850
Fujimi, Inc.	2,800	59,660
Fujimori Kogyo Co., Ltd.	6,100	166,366
Fujitec Co., Ltd.	18,700	218,263
Fujitsu General Ltd.	17,600	235,267
Fujiya Co., Ltd.	11,100	224,460
Fukuda Corp.	4,200	163,908
Fukui Computer Holdings, Inc.	4,700	81,548
Fukushima Industries Corp.	4,900	169,246
Fullcast Holdings Co., Ltd.	4,500	88,494
Funai Soken Holdings, Inc.	2,250	51,918
Furukawa Electric Co., Ltd.	6,100	187,162
Fuso Chemical Co., Ltd.	1,600	30,173
Futaba Corp.	13,500	216,552
Futaba Industrial Co., Ltd.	1,900	10,245
Future Corp.	7,500	113,780
Gecoss Corp.	12,100	114,959
Genki Sushi Co., Ltd.	5,600	204,979
Genky DrugStores Co., Ltd. (a)	1,500	35,177
Geo Holdings Corp.	14,800	216,825
Giken Ltd.	400	12,201
Glory Ltd.	4,200	102,565
Godo Steel Ltd.	6,800	105,540
Goldwin, Inc.	1,000	121,653
Gree, Inc.	62,900	264,658
GS Yuasa Corp.	2,600	52,040
G-Tekt Corp.	4,300	66,237
GungHo Online Entertainment, Inc. (a)	67,500	194,388
Gunze Ltd.	1,600	72,920
Gurunavi, Inc.	19,400	126,183
H2O Retailing Corp.	19,200	262,167
Halows Co., Ltd.	4,100	80,628
Hamakyorex Co., Ltd.	3,700	150,536
Hanwa Co., Ltd.	1,900	56,507
Harmonic Drive Systems, Inc.	100	3,266
Haseko Corp.	12,700	158,487
Hazama Ando Corp.	21,100	148,598
Heiwado Co., Ltd.	22,000	490,073
Hibiya Engineering Ltd.	4,900	82,865
Hiday Hidaka Corp.	9,220	172,878
Hinokiya Group Co., Ltd.	3,600	72,281
Hioki EE Corp.	2,000	78,590
Hiramatsu, Inc.	1,200	3,736
HIS Co., Ltd.	2,800	107,011
Hisaka Works Ltd.	1,400	11,304
Hitachi Maxell Ltd.	5,500	80,528
Hitachi Transport System Ltd.	2,300	68,506

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 29.8% (continued)
Hitachi Zosen Corp.	9,900	$30,553
Hochiki Corp.	16,300	169,486
Hodogaya Chemical Co., Ltd.	4,100	125,613
Hogy Medical Co., Ltd.	300	10,322
Horiba Ltd.	3,100	156,856
Hosiden Corp.	32,700	261,389
Hosokawa Micron Corp.	2,300	99,973
House Foods Group, Inc.	6,300	252,079
Hyakugo Bank Ltd.	300	1,025
Ichibanya Co., Ltd.	3,800	161,764
Ichikoh Industries Ltd.	9,600	56,757
Ichiyoshi Securities Co., Ltd.	11,300	89,516
Icom, Inc.	10,900	226,087
Idec Corp.	1,400	25,409
IDOM, Inc.	25,500	86,018
Inaba Denki Sangyo Co., Ltd.	8,500	345,445
Inabata & Co., Ltd.	17,300	243,207
Ines Corp.	7,800	91,110
Infocom Corp.	9,200	165,735
Infomart Corp.	100	1,120
Information Services International-Dentsu Ltd.	3,400	111,030
Internet Initiative Japan, Inc.	7,900	178,107
Iriso Electronics Co., Ltd.	400	17,674
Ishihara Sangyo Kaisha Ltd. (b)	600	6,336
Ito En Ltd.	7,900	357,206
Itochu Enex Co., Ltd.	21,600	182,350
Itochu Techno-Solutions Corp.	13,200	310,268
Itochu-Shokuhin Co., Ltd.	3,500	154,959
Itoham Yonekyu Holdings, Inc.	50,800	305,807
Itoki Corp.	26,100	133,936
Iwatani Corp.	9,000	293,500
Iyo Bank Ltd.	51,900	285,889
Izumi Co., Ltd.	4,600	208,819
JAC Recruitment Co., Ltd.	3,300	73,541
Jafco Co., Ltd.	500	17,494
Japan Aviation Electronics Industry Ltd.	15,200	197,594
Japan Cash Machine Co., Ltd.	12,100	121,255
Japan Elevator Service Holdings Co., Ltd.	2,800	52,702
Japan Lifeline Co., Ltd.	800	13,134
Japan Material Co., Ltd.	900	11,361
Japan Meat Co., Ltd.	12,500	199,390
Japan Pulp & Paper Co., Ltd.	1,500	57,798
JCR Pharmaceuticals Co., Ltd.	600	33,266
JCU Corp.	3,300	52,136
Jeol Ltd.	1,000	16,382
Jimoto Holdings, Inc.	4,500	5,168
JINS, Inc.	3,500	172,386
J-Oil Mills, Inc.	4,300	153,151
Joshin Denki Co., Ltd.	9,800	195,622
Joyful Honda Co., Ltd.	5,100	65,657
JSP Corp.	300	6,890
Justsystems Corp.	2,100	53,882
JVC Kenwood Corp.	71,500	175,759
K&O Energy Group, Inc.	6,800	95,596
Kadokawa Dwango Corp.	7,900	87,034

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 29.8% (continued)
Kaga Electronics Co., Ltd.	11,600	$223,227
Kagome Co., Ltd.	6,500	166,662
Kaken Pharmaceutical Co., Ltd.	1,400	67,573
Kameda Seika Co., Ltd.	2,600	124,559
Kamei Corp.	10,100	108,824
Kanamoto Co., Ltd.	11,300	297,542
Kandenko Co., Ltd.	30,300	270,747
Kanematsu Corp.	9,200	108,124
Kanematsu Electronics Ltd.	4,200	128,300
Kansai Super Market Ltd.	8,400	75,661
Kanto Denka Kogyo Co., Ltd.	600	4,635
Kappa Create Co., Ltd.	14,100	184,433
Kasai Kogyo Co., Ltd.	17,900	148,223
Katakura Industries Co., Ltd.	600	6,734
Kato Sangyo Co., Ltd.	11,300	375,095
Kawasaki Kisen Kaisha Ltd. (a)(b)	10,300	145,262
Keihin Corp.	9,000	158,014
Keiyo Co., Ltd.	300	1,394
Kenko Mayonnaise Co., Ltd.	700	14,042
Kewpie Corp.	6,800	155,076
Key Coffee, Inc.	10,000	187,593
KH Neochem Co., Ltd.	300	7,697
Kinden Corp.	28,800	466,629
Kintetsu Department Store Co., Ltd.	5,800	177,437
Kintetsu World Express, Inc.	21,500	340,250
Kisoji Co., Ltd.	5,300	124,054
Kissei Pharmaceutical Co., Ltd.	2,700	74,122
KLab, Inc. (a)(b)	6,300	46,177
KNT-CT Holdings Co., Ltd. (b)	24,600	306,769
Koa Corp.	1,800	25,563
Koatsu Gas Kogyo Co., Ltd.	21,900	165,628
Kobayashi Pharmaceutical Co., Ltd.	1,800	145,014
Kobe Bussan Co., Ltd.	2,900	98,865
Kohnan Shoji Co., Ltd.	6,800	172,158
Kokuyo Co., Ltd.	21,600	317,804
Komeri Co., Ltd.	8,400	211,611
Komori Corp.	15,700	170,289
Konishi Co., Ltd.	14,100	205,431
Konoike Transport Co., Ltd.	6,700	107,715
Koshidaka Holdings Co., Ltd.	6,000	87,579
Kotobuki Spirits Co., Ltd.	3,400	133,603
Krosaki Harima Corp.	1,700	90,288
K’s Holdings Corp.	48,500	445,557
Kumagai Gumi Co., Ltd.	6,700	212,484
Kumiai Chemical Industry Co., Ltd.	13,500	86,718
Kura Corp.	4,700	251,308
Kurabo Industries Ltd.	10,500	213,928
Kureha Corp.	700	43,081
Kusuri no Aoki Holdings Co., Ltd.	2,000	138,698
KYB Corp.	5,000	131,566
Kyodo Printing Co., Ltd.	100	2,265
Kyokuto Kaihatsu Kogyo Co., Ltd.	19,100	254,290
Kyokuto Securities Co., Ltd.	600	6,389
KYORIN Holdings, Inc.	10,400	205,639
Kyowa Exeo Corp.	5,000	134,796

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 29.8% (continued)
Kyudenko Corp.	2,200	$75,198
Lasertec Corp.	700	24,586
Leopalace21 Corp. (a)	20,100	43,459
Life Corp.	13,200	293,570
Lifull Co., Ltd.	11,000	62,764
Link And Motivation, Inc.	900	6,750
Lintec Corp.	15,600	353,105
Lixil Viva Corp.	10,300	136,206
Mabuchi Motor Co., Ltd.	600	20,616
Macnica Fuji Electronics Holdings, Inc.	17,700	248,831
Maeda Corp.	31,000	327,619
Maeda Kosen Co., Ltd.	5,100	128,524
Maeda Road Construction Co., Ltd.	11,600	226,973
Makino Milling Machine Co., Ltd.	1,900	76,280
Mandom Corp.	7,800	197,405
Mani, Inc.	1,400	64,684
Mars Group Holdings Corp.	3,000	58,162
Marudai Food Co., Ltd.	10,500	178,603
Maruha Nichiro Corp.	7,000	233,302
Marusan Securities Co., Ltd.	4,500	33,549
Maruwa Co., Ltd.	1,600	87,131
Maruzen Showa Unyu Co., Ltd.	3,000	78,401
Marvelous, Inc. (a)	9,200	74,283
Matsuda Sangyo Co., Ltd.	13,700	179,201
Matsumotokiyoshi Holdings Co., Ltd.	12,200	418,104
Matsuya Co., Ltd.	6,900	66,422
Matsuyafoods Holdings Co., Ltd.	5,200	174,943
Max Co., Ltd.	13,600	190,582
MCJ Co., Ltd.	25,000	180,550
Medical Data Vision Co., Ltd. (a)(b)	5,100	52,114
Megmilk Snow Brand Co., Ltd.	14,700	358,450
Meidensha Corp.	4,800	68,384
Meiko Network Japan Co., Ltd.	7,500	63,652
Meitec Corp.	2,100	96,084
Melco Holdings, Inc.	3,100	106,796
Menicon Co., Ltd.	4,300	116,696
Metawater Co., Ltd.	2,700	75,818
Micronics Japan Co., Ltd.	6,900	47,727
Milbon Co., Ltd.	2,300	103,068
Ministop Co., Ltd.	18,900	322,164
Mirait Holdings Corp.	8,300	129,416
Misawa Homes Co., Ltd.	16,500	114,722
Mitsuba Corp.	9,600	59,771
Mitsubishi Logisnext Co., Ltd.	10,600	131,805
Mitsubishi Pencil Co., Ltd.	3,300	66,524
Mitsubishi Research Institute, Inc.	4,400	128,489
Mitsubishi Shokuhin Co., Ltd.	17,400	451,918
Mitsubishi Steel Manufacturing Co., Ltd.	3,900	57,276
Mitsuboshi Belting Ltd.	5,900	112,426
Mitsui Mining & Smelting Co., Ltd.	200	4,845
Mitsui Sugar Co., Ltd.	2,500	64,415
Mitsui-Soko Holdings Co., Ltd.	1,200	20,412
Miura Co., Ltd.	3,500	80,070
Mixi, Inc.	15,400	373,584
Miyazaki Bank Ltd.	700	17,188

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 29.8% (continued)
Mizuno Corp.	10,600	$243,829
Mochida Pharmaceutical Co., Ltd.	2,000	212,982
Modec, Inc.	100	2,709
Monogatari Corp/The	1,200	105,396
Morinaga & Co., Ltd.	5,300	237,267
Morinaga Milk Industry Co., Ltd.	6,200	198,017
Morita Holdings Corp.	1,700	27,803
MOS Food Services, Inc.	6,500	163,338
MTI Ltd.	600	3,493
Musashi Seimitsu Industry Co., Ltd.	200	2,846
Nachi-Fujikoshi Corp.	100	3,929
Nagaileben Co., Ltd.	100	2,167
Nagase & Co., Ltd.	14,800	217,622
Nagatanien Holdings Co., Ltd.	2,200	47,034
Nakanishi, Inc.	2,700	48,252
Nakayama Steel Works Ltd.	22,900	102,723
NEC Networks & System Integration Corp.	11,100	268,475
NET One Systems Co., Ltd.	13,800	322,390
Neturen Co., Ltd.	5,500	44,557
Nextage Co., Ltd.	7,600	70,297
NHK Spring Co., Ltd.	18,300	170,252
Nichias Corp.	1,000	19,710
Nichiban Co., Ltd.	1,800	36,496
Nichiden Corp.	11,900	168,894
Nichiha Corp.	3,200	90,576
NichiiGakkan Co., Ltd.	14,700	160,894
Nichi-iko Pharmaceutical Co., Ltd.	3,400	49,506
Nichirei Corp.	8,800	218,688
Nifco, Inc.	2,200	55,856
Nihon Chouzai Co., Ltd.	5,600	200,206
Nihon Kohden Corp.	6,300	189,059
Nihon M&A Center, Inc.	200	5,042
Nihon Nohyaku Co., Ltd.	4,800	20,842
Nihon Parkerizing Co., Ltd.	3,700	48,829
Nihon Trim Co., Ltd.	2,300	124,012
Nihon Unisys Ltd.	15,900	414,386
Nippo Corp.	11,100	215,696
Nippon Beet Sugar Manufacturing Co., Ltd.	6,600	112,383
Nippon Ceramic Co., Ltd.	300	7,584
Nippon Chemi-Con Corp.	1,900	33,358
Nippon Densetsu Kogyo Co., Ltd.	5,500	112,946
Nippon Flour Mills Co., Ltd.	16,900	287,163
Nippon Gas Co., Ltd.	2,000	69,618
Nippon Kanzai Co., Ltd.	8,100	140,686
Nippon Kayaku Co., Ltd.	6,900	83,878
Nippon Light Metal Holdings Co., Ltd.	66,800	147,426
Nippon Parking Development Co., Ltd.	3,800	5,386
Nippon Seiki Co., Ltd.	12,400	228,276
Nippon Shinyaku Co., Ltd.	1,100	69,771
Nippon Shokubai Co., Ltd.	500	34,047
Nippon Soda Co., Ltd.	2,600	67,341
Nippon Steel & Sumikin Bussan Corp.	6,700	289,122
Nippon Suisan Kaisha Ltd.	56,200	367,558
Nishimatsu Construction Co., Ltd.	2,700	62,761
Nishimatsuya Chain Co., Ltd.	40,200	336,488

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 29.8% (continued)
Nishimoto Co., Ltd.	6,100	$242,982
Nishio Rent All Co., Ltd.	600	18,463
Nissan Shatai Co., Ltd.	19,000	169,264
Nisshinbo Holdings, Inc.	16,600	141,628
Nissin Corp.	8,700	150,327
Nissin Electric Co., Ltd.	6,900	62,150
Nissin Kogyo Co., Ltd.	18,600	261,650
Nitta Corp.	2,900	101,337
Nittetsu Mining Co., Ltd.	5,300	218,486
Nitto Kogyo Corp.	9,400	191,685
Nitto Kohki Co., Ltd.	5,700	113,934
Noevir Holdings Co., Ltd.	2,100	100,982
NOF Corp.	7,300	251,160
Nohmi Bosai Ltd.	7,600	130,638
Nojima Corp.	22,800	415,438
NOK Corp.	20,600	331,552
Nomura Co., Ltd.	5,900	169,910
Noritake Co., Ltd.	1,800	88,171
Noritz Corp.	19,900	293,149
NS Solutions Corp.	6,200	163,642
NS United Kaiun Kaisha Ltd.	10,900	251,023
NSD Co., Ltd.	5,800	130,970
Obara Group, Inc.	100	3,342
Ohsho Food Service Corp.	1,700	113,928
Oiles Corp.	3,400	59,298
Oisix ra daichi, Inc. (b)	10,000	169,291
Okabe Co., Ltd.	8,400	73,627
Okamura Corp.	14,400	169,495
Oki Electric Industry Co., Ltd.	15,500	182,443
OKUMA Corp.	4,100	225,847
Okumura Corp.	5,600	175,338
Okuwa Co., Ltd.	23,100	236,254
Onward Holdings Co., Ltd.	50,400	283,504
Open Door, Inc. (b)	300	8,142
OPT Holding, Inc.	7,300	111,139
Optex Group Co., Ltd.	2,200	38,053
Optorun Co., Ltd.	500	9,819
Organo Corp.	5,500	155,923
Osaka Soda Co., Ltd.	4,300	106,936
Osaki Electric Co., Ltd.	33,900	215,325
OSG Corp.	5,100	100,476
OSJB Holdings Corp.	27,900	73,339
Oyo Corp.	19,500	207,832
Pacific Industrial Co., Ltd.	2,000	30,413
PAL Group Holdings Co., Ltd.	9,300	263,235
PALTAC Corp.	1,900	97,842
Paramount Bed Holdings Co., Ltd.	1,700	77,935
Pasona Group, Inc.	18,900	270,957
PC Depot Corp.	44,600	180,057
Penta-Ocean Construction Co., Ltd.	37,000	186,220
Pepper Food Service Co., Ltd. (a)	1,500	35,931
PIA Corp.	2,800	100,354
Pilot Corp.	1,600	73,207
Piolax, Inc.	5,100	105,967
Pioneer Corp. (b)	100	58

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 29.8% (continued)
Plenus Co., Ltd. (a)	14,700	$239,494
Press Kogyo Co., Ltd.	44,700	245,827
Prestige International, Inc.	5,900	68,758
Prima Meat Packers Ltd.	9,600	173,888
Proto Corp.	14,900	218,156
Qol Holdings Co., Ltd.	6,600	87,218
Raito Kogyo Co., Ltd.	11,900	163,877
Rakus Co., Ltd.	2,000	39,241
Relia, Inc.	39,400	343,577
Relo Group, Inc.	3,100	80,764
Rengo Co., Ltd.	1,400	12,133
Resorttrust, Inc.	700	9,696
Retail Partners Co., Ltd.	3,100	28,841
Rheon Automatic Machinery Co., Ltd.	2,700	38,417
Right On Co., Ltd.	400	2,821
Riken Corp.	1,900	89,660
Riken Keiki Co., Ltd.	2,400	47,369
Riken Vitamin Co., Ltd.	1,300	42,394
Ringer Hut Co., Ltd. (a)	6,200	129,824
Riso Kagaku Corp.	8,900	148,034
Riso Kyoiku Co., Ltd.	13,000	59,597
Rock Field Co., Ltd.	4,000	57,381
Rohto Pharmaceutical Co., Ltd.	5,700	149,678
Rokko Butter Co., Ltd.	100	1,759
Roland DG Corp.	8,200	171,482
Royal Holdings Co., Ltd.	8,600	216,726
Ryobi Ltd.	1,800	44,021
Ryosan Co., Ltd.	4,600	128,552
Ryoyo Electro Corp.	8,100	113,290
S Foods, Inc.	5,500	212,914
Sac’s Bar Holdings, Inc.	18,300	181,908
Saint Marc Holdings Co., Ltd.	9,000	210,497
Saizeriya Co., Ltd.	16,000	294,263
Sakai Chemical Industry Co., Ltd.	3,800	82,433
Sakai Moving Service Co., Ltd.	2,200	137,568
Sakata INX Corp.	4,400	46,461
Sakata Seed Corp.	1,500	50,801
San ju San Financial Group, Inc.	400	5,742
San-A Co., Ltd.	5,800	231,292
San-Ai Oil Co., Ltd.	41,300	357,922
Sangetsu Corp.	5,100	94,940
Sanki Engineering Co., Ltd.	13,500	146,548
Sankyo Tateyama, Inc.	4,800	63,001
Sankyu, Inc.	5,900	288,476
Sanrio Co., Ltd.	5,600	118,868
Sanshin Electronics Co., Ltd.	4,300	70,403
Sanwa Holdings Corp.	11,900	137,827
Sanyo Chemical Industries Ltd.	1,400	68,201
Sanyo Denki Co., Ltd.	1,200	43,440
Sapporo Holdings Ltd.	10,100	220,095
Sato Holdings Corp.	7,100	171,918
Sawai Pharmaceutical Co., Ltd.	2,000	114,475
SCSK Corp.	4,300	187,871
Seiko Holdings Corp.	1,800	43,843
Seino Holdings Co., Ltd.	27,600	388,998

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 29.8% (continued)
Seiren Co., Ltd.	5,200	$86,632
Sekisui Jushi Corp.	6,000	112,717
Sekisui Plastics Co., Ltd.	8,000	69,905
Senko Group Holdings Co., Ltd.	13,900	115,600
Senshu Ikeda Holdings, Inc.	12,200	32,398
Seria Co., Ltd.	7,800	263,814
Shibuya Corp.	700	21,478
Shiga Bank Ltd/The	3,900	91,285
Shikoku Bank Ltd.	400	3,721
Shikoku Chemicals Corp.	4,200	48,758
Shikoku Electric Power Co., Inc.	300	3,776
Shima Seiki Manufacturing Ltd.	600	19,594
Shimachu Co., Ltd.	3,700	99,350
Shindengen Eletric Manufacturing Co., Ltd.	600	22,770
Shin-Etsu Polymer Co., Ltd.	23,600	180,814
Shinko Electric Industries Co., Ltd.	13,800	99,787
Shinko Plantech Co., Ltd.	14,300	157,413
Shinmaywa Industries Ltd.	21,200	264,180
Shinnihon Corp.	22,200	209,323
Ship Healthcare Holdings, Inc.	4,600	173,947
Shizuoka Gas Co., Ltd.	36,000	288,736
Shoei Co., Ltd.	600	21,881
Shoei Foods Corp.	100	2,893
Showa Corp.	8,800	122,370
Showa Denko K.K.	5,600	208,245
Showa Sangyo Co., Ltd.	9,100	249,410
Siix Corp.	7,600	113,388
Sinanen Holdings Co., Ltd.	7,200	146,629
Sinko Industries Ltd.	4,400	61,935
Sintokogio Ltd.	12,800	115,753
SKY Perfect JSAT Holdings, Inc.	800	3,574
Skylark Co., Ltd.	36,400	556,785
Sodick Co., Ltd.	200	1,518
Softbank Technology Corp.	5,800	109,168
Sogo Medical Holdings Co., Ltd.	2,800	46,221
Sojitz Corp.	16,300	59,810
Solasto Corp.	2,700	28,171
Square Enix Holdings Co., Ltd.	5,700	167,730
ST Corp.	5,400	95,826
Star Micronics Co., Ltd.	1,600	24,316
Starzen Co., Ltd.	3,100	109,438
Studio Alice Co., Ltd.	6,100	125,048
Sugi Holdings Co., Ltd.	11,400	494,496
Sumitomo Bakelite Co., Ltd.	4,600	173,122
Sumitomo Densetsu Co., Ltd.	11,700	203,109
Sumitomo Mitsui Construction Co., Ltd.	31,460	206,883
Sumitomo Riko Co., Ltd.	14,400	131,385
Sumitomo Seika Chemicals Co., Ltd.	3,400	130,552
Sumitomo Warehouse Co., Ltd.	500	6,477
Sushiro Global Holdings Ltd.	3,100	194,958
Systena Corp.	10,000	107,388
T Hasegawa Co., Ltd.	4,300	66,314
Tachi-S Co., Ltd.	20,800	307,713
Tadano Ltd.	4,800	49,996
Taihei Dengyo Kaisha Ltd.	1,300	29,006

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 29.8% (continued)
Taiho Kogyo Co., Ltd.	8,200	$73,419
Taikisha Ltd.	1,500	44,947
Taiyo Yuden Co., Ltd.	300	5,900
Takamatsu Construction Group Co., Ltd.	7,600	187,776
Takara Holdings, Inc.	13,100	148,082
Takara Standard Co., Ltd.	12,700	196,200
Takasago International Corp.	100	3,243
Takasago Thermal Engineering Co., Ltd.	9,400	153,314
Takeuchi Manufacturing Co., Ltd.	3,100	54,204
Takuma Co., Ltd.	14,500	191,486
Tamron Co., Ltd.	14,300	276,725
Tanseisha Co., Ltd.	11,800	139,210
Tateru, Inc.	10,200	24,982
Tatsuta Electric Wire and Cable Co., Ltd.	17,100	76,859
Tayca Corp.	3,000	57,327
TechnoPro Holdings, Inc.	1,700	91,661
Teikoku Sen-I Co., Ltd.	1,900	44,012
Tekken Corp.	4,200	102,979
Tenma Corp.	7,100	129,878
T-Gaia Corp.	22,800	413,597
The Japan Steel Works Ltd.	1,900	34,211
The Japan Wool Textile Co., Ltd.	7,900	65,063
The Nippon Road Co., Ltd.	1,900	113,524
The Nisshin Oillio Group Ltd.	6,100	189,077
The Pack Corp.	4,800	138,878
TIS, Inc.	5,100	237,007
TKC Corp.	4,400	156,713
Toa Corp.	9,000	127,493
Toagosei Co., Ltd.	14,100	153,947
Tocalo Co., Ltd.	400	3,276
Tochigi Bank Ltd.	2,000	4,199
Toda Corp.	7,100	45,034
Toei Animation Co., Ltd.	700	27,789
Toei Co., Ltd.	600	76,598
Toenec Corp.	1,300	38,721
Toho Holdings Co., Ltd.	15,500	391,863
Toho Zinc Co., Ltd.	200	5,831
Tokai Carbon Co., Ltd.	4,600	63,719
Tokai Corp. (a)	6,500	174,884
Tokai Holdings Corp.	8,900	73,937
Tokai Rika Co., Ltd.	16,900	308,844
Tokuyama Corp.	9,200	230,444
Tokyo Base Co., Ltd. (b)	900	7,331
Tokyo Broadcasting System Holdings, Inc.	15,800	302,633
Tokyo Seimitsu Co., Ltd.	5,200	133,703
Tokyo Steel Manufacturing Co., Ltd.	17,000	140,771
Tokyu Construction Co., Ltd.	24,500	208,590
Tomy Co., Ltd.	10,400	105,805
Tonami Holdings Co., Ltd.	500	28,619
Toppan Forms Co., Ltd.	42,000	363,235
Topre Corp.	2,600	56,402
Toridoll Holdings Corp.	100	2,021
Torii Pharmaceutical Co., Ltd.	10,100	210,943
Tosei Corp.	3,400	31,113
Toshiba Machine Co., Ltd.	4,900	99,437

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 29.8% (continued)
Toshiba Plant Systems & Services Corp.	8,900	$161,129
Toshiba TEC Corp.	14,700	412,784
Tosho Printing Co., Ltd.	9,100	80,824
Totetsu Kogyo Co., Ltd.	2,500	68,071
Towa Bank Ltd/The	5,000	31,849
Toyo Construction Co., Ltd.	50,300	206,227
Toyo Corp.	200	1,669
Toyo Ink SC Holdings Co., Ltd.	3,400	79,490
Toyo Tanso Co., Ltd.	3,400	67,960
Toyo Tire Corp.	2,800	35,595
Toyota Boshoku Corp.	28,600	470,316
TPR Co., Ltd.	6,500	142,637
Trancom Co., Ltd.	3,000	181,133
Transcosmos, Inc.	9,900	197,263
Trusco Nakayama Corp.	4,600	126,694
Trust Tech, Inc.	1,800	56,035
TS Tech Co., Ltd.	7,900	229,987
TSI Holdings Co., Ltd.	11,100	68,812
Tsubakimoto Chain Co.	1,600	59,211
Tsugami Corp.	10,100	67,234
Tsukishima Kikai Co., Ltd.	3,500	42,735
Tsukui Corp.	7,000	47,665
Tsurumi Manufacturing Co., Ltd.	3,500	57,556
Tsutsumi Jewelry Co., Ltd.	600	10,739
TV Asahi Holdings Corp.	14,800	270,865
Ube Industries Ltd.	7,700	174,358
UKC Holdings Corp.	7,600	140,593
Ulvac, Inc.	900	25,676
Union Tool Co.	200	5,383
Unipres Corp.	17,400	309,708
United Arrows Ltd.	4,000	132,059
United Super Markets Holdings, Inc.	44,800	477,079
United, Inc.	300	4,312
Unitika Ltd. (b)	500	2,158
Ushio, Inc.	9,700	108,779
UT Group Co., Ltd. (b)	2,900	65,979
Valor Holdings Co., Ltd.	14,500	367,492
Valqua Ltd.	2,300	47,294
ValueCommerce Co., Ltd.	1,400	25,874
Vector, Inc.	200	2,519
Vision Inc/Tokyo Japan (b)	2,200	89,903
Vital KSK Holdings, Inc.	30,900	311,315
VT Holdings Co., Ltd.	18,000	67,501
Wacoal Holdings Corp.	12,800	320,502
Wacom Co., Ltd.	18,200	75,925
Wakita & Co., Ltd.	20,100	212,965
Warabeya Nichiyo Holdings Co., Ltd.	15,700	260,012
Watami Co., Ltd. (a)	15,100	225,962
WDB Holdings Co., Ltd.	2,600	69,744
World Holdings Co.	7,800	145,692
Wowow, Inc.	3,400	92,424
Xebio Holdings Co., Ltd.	27,700	312,624
Yahagi Construction Co., Ltd.	11,100	77,575
YAMABIKO Corp.	8,500	82,358
YAMADA Consulting Group Co., Ltd.	900	19,895

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 29.8% (continued)
YA-MAN Ltd.	3,800	$46,433
Yamato Kogyo Co., Ltd.	7,700	212,766
Yamazen Corp.	35,900	386,167
Yaoko Co., Ltd.	5,200	275,710
Yellow Hat Ltd.	9,100	242,471
Yodogawa Steel Works Ltd.	8,700	170,776
Yokogawa Bridge Holdings Corp.	6,600	122,804
Yondoshi Holdings, Inc.	4,800	93,231
Yonex Co., Ltd.	13,100	75,216
Yorozu Corp.	3,500	50,177
Yoshinoya Holdings Co., Ltd. (a)	11,500	186,534
Yuasa Trading Co., Ltd.	8,000	240,793
Yumeshin Holdings Co., Ltd.	500	3,526
Yurtec Corp.	23,200	186,699
Yushin Precision Equipment Co., Ltd.	6,100	56,915
Zenkoku Hosho Co., Ltd.	100	3,674
Zenrin Co., Ltd.	1,950	53,532
Zensho Holdings Co., Ltd.	10,400	241,281
Zeon Corp.	22,500	229,310
ZERIA Pharmaceutical Co., Ltd.	3,900	66,443
ZIGExN Co., Ltd.	200	1,147
Zojirushi Corp.	12,900	137,605

		95,978,950

Luxembourg - 0.5%
Aperam, S.A.	28,362	926,517
eDreams ODIGEO S.A. (b)	10,933	34,820
Intelsat S.A. (b)	28,826	694,130
Senvion, S.A. (b)	2,327	3,176

		1,658,643

Malta - 0.2%
Kindred Group PLC	76,578	803,256

Netherlands - 2.4%
Aalberts Industries N.V.	10,165	375,655
Accell Group N.V.	521	11,426
Arcadis N.V. (a)	42,551	715,346
ASR Nederland N.V.	7,206	317,531
Brunel International N.V.	21,828	307,374
Constellium N.V. (b)	14,286	135,146
Corbion N.V.	342	10,464
ForFarmers N.V.	65,014	608,610
Gemalto N.V. (b)	6,735	389,931
IMCD N.V.	1,385	108,700
Kendrion N.V.	5,218	126,420
Koninklijke Volkerwessels N.V.	7,486	155,398
LyondellBasell Industries N.V. (d)	18,081	1,546,287
PostNL N.V.	46	124
Rhi Magnesita N.V.	4,818	282,232
SBM Offshore N.V.	23,813	449,358
SIF Holding N.V.	4,988	55,034
Signify N.V. (c) (Cost: $1,452,580; Original Acquisition Date: 05/12/2017)	53,583	1,423,135
Takeaway.com NV (b)(c) (Cost: $67,653; Original Acquisition Date: 10/11/2018)	1,125	82,408
TKH Group N.V.	5,105	250,268
TomTom N.V. (b)	23,070	190,562
Wessanen	24,174	243,758

		7,785,167

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Norway - 1.8%
Aker ASA	329	$24,877
Aker BP ASA	4,799	162,647
Aker Solutions ASA (b)	46,290	221,478
Atea ASA	41,715	590,869
Austevoll Seafood ASA	47,295	572,626
B2Holding ASA	98,100	152,023
DNO ASA	59,973	127,598
Elkem ASA (c) (Cost: $406,655; Original Acquisition Date: 01/22/2019)	135,614	466,831
Europris ASA (c) (Cost: $261,130; Original Acquisition Date: 05/22/2018)	96,052	321,608
Grieg Seafood ASA	14,655	191,309
Kongsberg Automotive ASA (b)	110,416	106,459
Kvaerner ASA	7,915	12,691
Leroy Seafood Group ASA	55,237	416,376
Nordic Semiconductor ASA (b)	3,001	12,766
Norway Royal Salmon ASA	8,926	210,198
Petroleum Geo-Services ASA (b)	141,118	297,849
Salmar ASA	10,080	483,228
Stolt-Nielsen Ltd.	2,733	36,795
Storebrand ASA	13,454	106,951
TGS-Nopec Geophysical Co. ASA	14,581	396,534
Tomra Systems ASA	2,288	60,431
Veidekke ASA	9,886	104,213
Wallenius Wilhelmsen ASA	9,702	31,181
XXL ASA (c) (Cost: $534,417; Original Acquisition Date: 09/20/2018)	141,092	540,845

		5,648,383

Portugal - 0.5%
Altri, SGPS, S.A.	14,181	115,815
Banco Comercial Portugues, S.A. - Class R (b)	189,768	52,020
Corticeira Amorim SGPS, S.A.	2,954	33,869
CTT-Correios de Portugal, S.A.	1,583	4,991
Mota-Engil SGPS, S.A. (b)	229,900	526,922
Nos SGPS, S.A.	85,308	509,426
REN Redes Energeticas Nacionais SGPS, S.A.	26,766	79,461
Semapa-Sociedade de Investimento e Gestao	10,100	176,230
The Navigator Company, S.A.	5,994	29,385

		1,528,119

Singapore - 0.4%
Asian Pay Television Trust	335,300	32,240
Best World International Ltd.	280,600	508,484
Bumitama Agri Ltd.	56,200	27,851
First Resources Ltd.	21,800	27,573
Indofood Agri Resources Ltd.	73,800	10,917
Japfa Ltd.	200,600	113,505
M1 Ltd.	26,700	40,682
NetLink NBN Trust	100	59
Sheng Siong Group Ltd.	262,100	209,370
SIA Engineering Co., Ltd.	132,600	237,346
Silverlake Axis Ltd.	29,900	12,606

		1,220,633

Spain - 4.5%
Acciona S.A.	20,105	1,953,878
Acerinox S.A.	55,954	592,406
Applus Services, S.A.	19,510	237,229

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Spain - 4.5% (continued)
Atresmedia Corp de Medios de Comunicacion S.A. (a)	130,589	$648,519
Cia de Distribucion Integral Logista Holdings S.A.	61,577	1,550,702
CIE Automotive, S.A.	9,335	265,452
Construcciones y Auxiliar de Ferrocarriles, S.A.	23,236	1,104,765
Corp Financiera Alba, S.A.	238	11,871
Distribuidora Internacional de Alimentacion S.A. (a)	22,271	14,444
Ebro Foods, S.A.	34,802	742,228
Ence Energia y Celulosa, S.A.	14,812	106,647
Ercros S.A.	87,835	341,885
Euskaltel S.A. (c) (Cost: $51,177; Original Acquisition Date: 12/17/2018)	6,446	57,556
Faes Farma, S.A.	106,851	402,290
Fomento de Construcciones y Contratas, S.p.A. (b)	72,201	1,067,625
Global Dominion Access, S.A. (b)(c) (Cost: $220,348; Original Acquisition Date: 05/09/2017)	42,138	230,303
Grupo Catalana Occidente, S.A.	21,661	771,179
Indra Sistemas, S.A. (b)	5,831	63,108
Liberbank, S.A. (b)	6,464	3,162
Mediaset Espana Comunicacion, S.A.	170,907	1,282,638
Melia Hotels International, S.A.	1,138	10,867
Metrovacesa S.A. (b)(c) (Cost: $22,768; Original Acquisition Date: 09/28/2018)	1,774	22,903
Miquel y Costas & Miquel, S.A.	7,473	143,483
NH Hotel Group, S.A.	26,077	140,298
Obrascon Huarte Lain, S.A.	1	1
Promotora de Informaciones, S.A. - Class A (b)	69,286	133,661
Prosegur Cia de Seguridad S.A.	34,137	190,884
Sacyr, S.A.	9,800	23,565
Talgo S.A. (b)(c) (Cost: $463,337; Original Acquisition Date: 09/20/2018)	80,133	536,857
Tecnicas Reunidas, S.A. (a)	23,270	622,538
Telepizza Group S.A. (c) (Cost: $204,336; Original Acquisition Date: 01/19/2018)	34,046	241,260
Tubacex, S.A.	46,365	159,532
Unicaja Banco S.A. (c) (Cost: $599,987; Original Acquisition Date: 09/20/2018)	440,005	515,498
Viscofan, S.A.	3,515	205,304
Zardoya Otis, S.A.	1,073	8,971

		14,403,509

Sweden - 3.3%
AAK AB	17,691	263,794
AcadeMedia AB (b)(c) (Cost: $153,039; Original Acquisition Date: 05/10/2017)	27,435	161,889
Ahlsell AB (c) (Cost: $207,244; Original Acquisition Date: 02/15/2019)	35,011	208,489
Arjo AB	24,674	90,698
Axfood AB	81,075	1,500,625
Bergman & Beving AB	10,106	110,733
Betsson AB (b)	47,476	381,360
Bilia AB	65,111	597,109
BillerudKorsnas AB	500	6,513
BioGaia AB	1,103	51,233
Biotage AB	3,381	46,198
Bossard Holding AG	1,007	162,343
Bravida Holding AB (c) (Cost: $199,329; Original Acquisition Date: 05/30/2017)	28,114	232,863
Bufab AB	267	2,995
Camurus AB (b)	895	6,706
Clas Ohlson AB (a)	36,320	312,629
Cloetta AB	7,520	19,248
Dustin Group AB (c) (Cost: $149,873; Original Acquisition Date: 05/10/2017)	18,041	170,721
Elekta AB	1,850	21,302
Fortnox AB	1,589	15,260
Getinge AB	25,197	298,048

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Sweden - 3.3% (continued)
Granges AB	36,556	$382,738
Gunnebo AB	4,211	11,011
Haldex AB	1,984	13,791
Hexpol AB	1	9
Holmen AB	16,213	342,657
Humana AB	1,011	7,542
Indutrade AB	4,955	141,204
Intrum AB	3,998	119,949
Inwido AB	2,664	17,450
KappAhl AB	8,251	15,902
LeoVegas AB (c) (Cost: $156,110; Original Acquisition Date: 06/21/2017)	34,922	126,288
Lindab International AB	24,081	224,749
Mekonomen AB	9,078	66,837
Modern Times Group MTG AB	3,889	131,795
Momentum Group AB	1,782	17,480
Mycronic AB	11,540	169,926
New Wave Group AB	28,233	189,524
Nobia AB	51,585	314,727
Nobina AB (c) (Cost: $260,518; Original Acquisition Date: 05/10/2017)	40,690	282,618
Nolato AB	3,279	146,802
Paradox Interactive AB	4,768	75,991
Radisson Hospitality AB (b)	20,468	94,185
Ratos AB	182,768	399,731
RaySearch Laboratories AB (b)	1,250	13,886
SAS AB (b)	73,369	185,567
Scandi Standard AB	18,195	128,839
Scandic Hotels Group AB (c) (Cost: $15,686; Original Acquisition Date: 05/10/2017)	1,318	13,286
SSAB AB	290,783	956,788
Svenska Cellulosa AB SCA	112,297	1,035,428
Sweco AB	8,770	207,571
Tele2 AB	1,268	16,701
Thule Group AB (c) (Cost: $9,331; Original Acquisition Date: 08/24/2017)	485	10,786
Trelleborg AB	9,500	156,088
Vitrolife AB	542	11,004
Volati AB	4,741	23,638

		10,713,244

Switzerland - 3.0%
ALSO Holding AG	3,594	473,174
APG SGA, S.A.	87	28,330
Aryzta AG (b)	2,258	2,579
Ascom Holding AG	1,731	22,096
Autoneum Holding AG	158	25,978
Banque Cantonale Vaudoise	122	99,013
Bell Food Group AG	164	48,475
BKW AG	2,562	172,760
Bobst Group, S.A.	2,856	224,062
Bucher Industries AG	577	178,873
Burckhardt Compression Holding AG	104	29,823
Burkhalter Holding AG	279	22,503
Cembra Money Bank AG	46	4,411
Comet Holding AG	128	12,498
Conzzeta AG	328	279,345
dormakaba Holding AG	657	416,035
EDAG Engineering Group AG	4,669	80,830
EFG International AG	1,717	11,716

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Switzerland - 3.0% (continued)
Emmi AG	730	$596,478
Feintool International Holding AG	130	10,329
Flughafen Zurich AG	31	5,523
Galenica AG (c) (Cost: $499,588; Original Acquisition Date: 09/25/2018)	9,701	442,063
GAM Holding AG	182,402	723,723
Georg Fischer AG	238	211,042
Helvetia Holding AG	805	483,137
Huber + Suhner AG	2,605	200,977
Implenia AG	1,857	62,889
Inficon Holding AG	194	100,397
Interroll Holding AG	134	238,180
Kardex AG	912	121,167
Komax Holding AG	88	22,113
Kudelski, S.A.	2,600	15,109
Landis+Gyr Group AG	2,368	150,306
Logitech International, S.A.	11,366	427,399
Meier Tobler Group AG (a)	742	13,858
Mobilezone Holding AG	29,748	322,502
OC Oerlikon Corp. AG	1,652	22,081
Oriflame Holding AG	36,495	746,812
Orior AG	3,408	296,392
Panalpina Welttransport Holding AG	5,436	847,494
Rieter Holding AG (a)	124	18,077
Schmolz + Bickenbach AG (b)	40,510	23,745
Schweiter Technologies AG	171	168,935
SFS Group AG	113	9,250
Siegfried Holding AG	129	46,660
St Galler Kantonalbank AG	100	48,444
Sunrise Communications Group AG (c) (Cost: $121,575; Original Acquisition Date: 05/30/2017)	1,478	109,660
Swissquote Group Holding, S.A.	386	18,835
Tecan Group AG	531	120,453
u-blox Holding AG	916	83,014
Valiant Holding AG	157	17,870
Valora Holding AG	2,007	537,921
Zehnder Group AG	2,480	89,454
Zur Rose Group AG (b)	363	31,643

		9,516,433

United Kingdom - 0.3%
Dialog Semiconductor PLC (b)	28,331	863,954
Torm PLC (b)	1,000	6,350

		870,304

United States - 12.3%
Adobe, Inc. (b)(d)	4,572	1,200,150
Alphabet, Inc. - Class C (b)	591	661,873
Apple, Inc. (d)	11,876	2,056,329
B Communications Ltd. (b)	225	1,003
Bank of America Corp. (a)	199,519	5,802,013
Bemis Co., Inc.	5,511	291,532
Broadridge Financial Solutions, Inc.	19,500	1,974,375
Brunswick Corp.	5,118	269,923
Cellcom Israel Ltd. (b)	17,167	75,500
Ciena Corp. (b)	11,220	478,645
Colgate-Palmolive Co. (d)	30,462	2,006,532
Esterline Technologies Corp. (b)	5,348	651,119
General Electric Co. (d)	255,889	2,658,687

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
United States - 12.3% (continued)
Hanover Insurance Group, Inc. (a)	2,362	$280,393
Hewlett Packard Enterprise Co. (a)	19,881	325,651
HollyFrontier Corp. (d)	60,000	3,072,000
Integrated Device Technology, Inc. (b)	22,046	1,065,483
Intuit, Inc. (a)(d)	5,876	1,452,136
IQVIA Holdings, Inc. (a)(b)(d)	7,834	1,097,543
Kenon Holdings Ltd.	7,582	143,674
KLA-Tencor Corp.	1,905	219,951
LPL Financial Holdings, Inc.	8,500	640,985
Masimo Corp. (b)	3,214	421,934
Maxar Technologies, Inc. (a)(b)	64,974	473,992
Medifast, Inc. (a)	4,000	509,720
Microsoft Corp.	3,150	352,895
Oracle Corp.	39,979	2,084,105
Owens Corning	8,267	412,771
Palo Alto Networks, Inc. (a)(b)	5,118	1,260,410
PepsiCo., Inc. (d)	16,687	1,929,685
Pfizer, Inc.	15,588	675,740
SLM Corp. (b)	100,920	1,115,166
Tech Data Corp. (b)	3,781	386,494
Ultimate Software Group, Inc. (b)	3,000	994,500
Valero Energy Corp.	7,794	635,679
Verizon Communications, Inc. (a)(d)	15,747	896,319
Viacom, Inc. - Class B	27,203	794,872
Wabtec Corp. (d)	1,374	100,687

		39,470,466

Virgin Islands (UK) - 0.1%
Capri Holdings Ltd. (b)	9,197	419,383

TOTAL COMMON STOCKS (Cost $270,787,120)		272,980,974

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Biotest AG	681	17,700
Draegerwerk AG & Co. KGaA - Preferred	5,409	303,932
Sartorius AG	606	96,087

TOTAL PREFERRED STOCKS (Cost $372,602)		417,719

REAL ESTATE INVESTMENT TRUST - 1.5%
Australia - 0.0% (e)
Growthpoint Properties Australia Ltd.	10,417	29,927

Singapore - 0.1%
Yanlord Land Group Ltd.	374,500	385,026

United States - 1.4%
AGNC Investment Corp.	80,500	1,420,825
Annaly Capital Management, Inc.	96,405	976,583
VICI Properties, Inc.	73,000	1,555,630
Weyerhaeuser Co.	18,896	470,321

		4,423,359

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $4,931,515)		4,838,312

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 16.4%
Money Market Funds - 13.6%
Fidelity Investments Money Market Funds - Government Portfolio, 2.29% (f)	8,778,780	$8,778,780
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.33% (f)	8,778,780	8,778,780
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.29% (f)	8,778,780	8,778,780
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.29% (f)	8,778,780	8,778,780
STIT-Government & Agency Portfolio, 2.30% (f)	8,778,780	8,778,780

		43,893,900

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 2.8%
2.310%, 03/05/2019 (g)	$3,000,000	2,999,210
2.333%, 03/19/2019 (g)	3,000,000	2,996,460
2.348%, 03/26/2019 (g)	3,000,000	2,995,051

		8,990,721

TOTAL SHORT-TERM INVESTMENTS (Cost $52,884,621)		52,884,621

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 3.4%
BlackRock Liquidity Funds FedFund Portfolio, 2.32% (f)	1,103,104	1,103,104
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.56% (f)	9,927,938	9,927,938

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $11,031,042)		11,031,042

TOTAL INVESTMENTS (Cost $340,006,898 - 106.3%		342,152,668

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3)%		(20,268,363)

TOTAL NET ASSETS - 100.0%		$321,884,305

Percentages are stated as a percent of net assets.

(a)	This security or a portion of this security was out on loan as of February 28, 2019. Total loaned securities had a market value of $10,052,164 as of February 28, 2019.
(b)	Non-income producing security.
(c)

Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at February 28, 2019 was $9,328,115, which represents 2.9% of net assets.

(d)	This security or a portion of this security was held as collateral for derivative contracts as of February 28, 2019.
(e)	Rounds to zero.
(f)	Rate shown is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION/ (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
Australian Dollar, March 2019 Settlement	90	$6,385,500	$(128,085)
British Pound, March 2019 Settlement	370	30,705,375	1,220,067
Euro FX, March 2019 Settlement	98	13,957,038	(83,473)
Mini MSCI EAFE Index, March 2019 Settlement	305	28,502,250	59,642

TOTAL FUTURES CONTRACTS PURCHASED		$79,550,163	$1,068,151

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Total Return Swaps

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
C	888 Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	$154,001	84,192	$(6,961)
B	888 Holdings PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	339,186	129,554	(134,585)
B	AA PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	88,109	64,642	(39,301)
C	AA PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	149,891	167,832	1,722
A	Accent Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	464,929	318,322	15,518
B	Advanced Medical Solutions	Receive	1-Month LIBOR GBP	6/1/2020	Term	6,241	2,327	1,045
C	Aggreko PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	92,657	12,726	(2,175)
C	Air France	Receive	1-Month LIBOR EUR	9/20/2021	Term	697,639	72,743	104,590
C	Akka Technologies	Receive	1-Month LIBOR EUR	9/20/2021	Term	217,175	3,906	(919)
C	Akwel S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	44,009	2,576	(8,457)
B	Akwel S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	209,995	6,094	(138,611)
C	Alfa Financial Software Holding	Receive	1-Month LIBOR GBP	9/20/2021	Term	53,942	40,709	(5,561)
C	Alliance Pharma PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	16,607	24,963	28
B	Alten S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	40,139	529	9,298
A	Altium Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	4,057	200	1,780
A	Ansell Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	29,754	1,300	1,666
C	AO World PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	23,260	20,028	(4,117)
A	ARB Corp. Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	60,199	3,579	82
B	Ascential PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	31,080	9,277	4,200
C	Ashmore Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	201,565	54,980	45,854
A	ASOS PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	63	1	(42)
C	ASOS PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	164,338	4,934	(9,373)
B	ASOS PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	151,668	2,463	(100,527)
A	Assystem S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	6,621	189	(333)
C	Assystem S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	21,817	768	3,006
B	Assystem S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	71,884	2,168	(372)
A	Atlas Arteria	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	80,808	12,346	4,708
A	Australian Pharmaceutical Industries Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	435,826	279,493	(27,152)
A	Automotive Groups Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	773,972	359,483	41,682
A	Aveva Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	801	41	1,145
C	Aveva Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	71,068	2,397	1,442
B	Aveva Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	67,892	3,414	93,595
C	Bakkavor Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	21,065	14,412	(289)
C	Balfour Beatty PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	25,656	9,204	1,109
A	Bapcor Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	4,716	797	105
C	BBA Aviation PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	38,137	16,303	2,000
C	BCA Marketplace PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	185,337	90,928	(501)
A	Beach Energy Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	101,677	51,515	4,218
A	Bellamy’s Australia Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	112,908	14,686	4,130
B	Bellway PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	181,835	6,227	15,160
C	Bellway PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	345,606	12,590	54,726
A	Beneteau	Receive	1-Month LIBOR EUR	6/1/2022	Term	6,425	440	(1,829)
C	Beneteau	Receive	1-Month LIBOR EUR	9/20/2021	Term	172,075	14,726	(16,252)
B	Beneteau	Receive	1-Month LIBOR EUR	6/1/2020	Term	298,262	21,441	(75,756)
C	Biffa PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	99,796	54,486	(2,484)
A	Blackmores Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	23,638	200	(3,693)
B	Bodycote PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	33,441	4,448	2,447
C	Bodycote PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	42,440	5,942	3,418
A	Boiron S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	1,962	22	(781)
C	Boiron S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	86,698	1,681	7,305
B	Boiron S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	102,673	1,281	(33,815)
A	Bonduelle SCA	Receive	1-Month LIBOR EUR	6/1/2022	Term	7,351	217	(1,143)
C	Bonduelle SCA	Receive	1-Month LIBOR EUR	9/20/2021	Term	126,505	4,315	(3,027)
B	Bonduelle SCA	Receive	1-Month LIBOR EUR	6/1/2020	Term	109,453	3,271	(16,114)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
C	Boohoo Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	$53,221	32,786	$5,455
B	Boohoo Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	3,202	1,659	(462)
C	Bourbon Corp.	Receive	1-Month LIBOR EUR	9/20/2021	Term	2,461	726	(351)
A	Bovis Homes Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	734	80	275
C	Bovis Homes Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	265,819	27,207	39,759
B	Bovis Homes Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	111,825	11,723	33,448
A	Breville Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	143,743	13,392	49,125
C	Brewin Dolphin Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	58,818	18,868	1,915
B	Brewin Dolphin Holdings PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	85,907	25,679	501
B	Britvic PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	28,322	3,591	7,060
C	Britvic PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	22,024	2,838	6,025
B	BTG PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	64,001	12,137	48,584
C	BTG PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	62,273	11,471	43,794
C	C&C Group PLC	Receive	1-Month LIBOR EUR	9/20/2021	Term	43,182	14,827	2,485
B	C&C Group PLC	Receive	1-Month LIBOR EUR	6/1/2020	Term	3,068	902	(158)
B	Card Factory PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	71,784	31,360	(9,237)
C	Card Factory PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	83,772	46,434	11,935
C	Centamin PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	194,510	199,162	(17,773)
B	Centamin PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	402,247	300,120	(158,106)
C	CGG S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	21,804	18,089	8,612
A	Cherming Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	50	28	(11)
C	Cherming Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	20,439	11,544	(4,225)
B	Cherming Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	37,931	20,784	(8,796)
A	CMC Markets PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	1,295	1,012	(410)
C	CMC Markets PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	35,343	32,966	(10,258)
B	CMC Markets PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	28,378	22,467	(8,627)
B	CME Group, Inc.	Receive	1-Month LIBOR USD	6/1/2020	Term	89,291	2,437	353,153
C	Coface S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	275,388	35,468	5,861
B	Coface S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	43,496	6,075	7,230
A	Collins Foods Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	134,298	22,221	6,408
A	Compagnie Des Alpes	Receive	1-Month LIBOR EUR	6/1/2022	Term	9,181	365	218
C	Compagnie Des Alpes	Receive	1-Month LIBOR EUR	9/20/2021	Term	60,488	2,605	6,158
B	Compagnie Des Alpes	Receive	1-Month LIBOR EUR	6/1/2020	Term	91,669	3,501	(2,184)
C	Compagnie Plastic Omnium S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	292,235	13,371	42,936
B	Compagnie Plastic Omnium S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	202,658	5,990	(60,039)
C	Computacenter PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	575,346	48,490	(51,881)
A	Costain Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	9,056	1,936	(2,184)
C	Costain Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	53,126	14,579	1,271
B	Costain Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	93,280	19,802	(23,428)
C	Countryside Properties PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	53,174	18,234	9,128
C	Cranswick PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	250,985	9,238	(30,210)
C	Crest Nicholson Holdings	Receive	1-Month LIBOR GBP	9/20/2021	Term	46,229	12,199	1,907
A	CSR Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	162,067	49,348	4,304
C	CVS Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	144,953	27,989	(16,244)
A	Dart Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	340	55	138
C	Dart Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	367,686	45,659	(533)
B	Dart Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	36,099	5,791	14,099
C	De La Rue PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	27,311	5,684	(3,792)
B	Dechra Pharmeceuticals PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	13,553	710	5,372
A	Derichebourg	Receive	1-Month LIBOR EUR	6/1/2022	Term	5,156	817	(2,125)
C	Derichebourg	Receive	1-Month LIBOR EUR	9/20/2021	Term	221,512	57,523	2,338
B	Derichebourg	Receive	1-Month LIBOR EUR	6/1/2020	Term	172,273	29,701	(61,702)
A	Devoteam S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	5,546	78	2,700
B	Devoteam S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	60,636	857	29,922
B	DFS Furniture PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	49,185	23,267	9,829

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
C	DFS Furniture PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	$67,848	31,360	$6,762
B	Dialight PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	24,218	2,470	(20,084)
C	Diploma PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	113,960	8,814	7,303
B	Diploma PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	204,850	18,283	61,168
C	Dixons Carphone PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	194,111	143,063	(5,379)
A	Downer EDI Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	784,083	106,594	12,759
C	Drax Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	249,239	65,106	(16,036)
B	Drax Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	158,489	47,679	26,042
A	Duluxgroup, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	110,949	15,326	1,090
C	Dunlem Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	351,739	51,945	115,120
B	Dunlem Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	175,229	29,256	104,546
C	EI Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	82,815	46,814	15,578
B	EI Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	81,575	57,376	43,936
C	Electrocomponents PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	21,674	4,314	2,884
B	Electrocomponents PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	158,939	29,018	8,294
C	Elior Group	Receive	1-Month LIBOR EUR	9/20/2021	Term	69,285	5,731	3,840
A	Emis Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	56	6	3
C	Emis Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	104,798	11,317	3,296
B	Emis Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	55,084	5,810	1,684
C	Enquest PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	286,768	1,274,344	(52,492)
B	Entertainment One Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	40,815	13,877	22,804
C	Entertainment One Ltd.	Receive	1-Month LIBOR GBP	9/20/2021	Term	33,871	8,481	2,227
B	Eramet	Receive	1-Month LIBOR EUR	6/1/2020	Term	249,347	3,183	(91,244)
C	Eramet	Receive	1-Month LIBOR EUR	9/20/2021	Term	412,490	7,101	(43,139)
C	Esso Société Anonyme Francaise	Receive	1-Month LIBOR EUR	9/20/2021	Term	7,489	209	(473)
A	Estia Health Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	71,038	29,944	(93)
B	Euronext N.V.	Receive	1-Month LIBOR EUR	6/1/2020	Term	87,929	1,886	17,919
A	Evolution Mining Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	50,081	15,930	5,591
A	Ferrexpo PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	115	67	90
C	Ferrexpo PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	48,040	25,098	22,782
B	Ferrexpo PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	305,320	173,701	219,135
C	Fevertree Drinks PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	4,309	173	412
B	Fevertree Drinks PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	19,722	962	7,800
C	Figeac-Aero	Receive	1-Month LIBOR EUR	9/20/2021	Term	13,834	1,068	56
C	Firstgroup PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	509,648	568,469	(2,812)
A	Flexigroup Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	321,853	228,482	19,635
C	FNAC Darty S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	375,358	6,091	86,046
B	FNAC Darty S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	333,740	4,706	16,074
A	Forterra PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	11,911	4,529	1,891
C	Forterra PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	194,600	78,834	36,643
B	Forterra PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	83,578	29,445	2,122
A	G.U.D. Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	3,535	295	184
A	G8 Education Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	223,630	109,537	83,103
C	Galliford Try PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	99,044	15,610	21,580
C	Games Workshop Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	387,812	11,827	(18,383)
A	Gaztransport Et Techniga S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	25,397	691	36,626
B	Gaztransport Et Techniga S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	164,915	3,940	182,071
A	GL Events S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	7,948	370	(898)
C	GL Events S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	52,893	2,927	1,424
B	GL Events S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	64,612	2,878	(10,718)
A	GO-AHEAD Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	37	2	9
C	GO-AHEAD Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	357,340	20,327	84,937
B	GO-AHEAD Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	168,184	9,784	53,982
C	Gocompare.Com Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	90,331	114,927	(20,090)
C	Grafton Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	134,871	17,727	8,927

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
A	Graincorp. Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	$366,189	47,611	$71,267
C	Greencore Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	109,372	55,190	(1,607)
B	Greene King PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	39,863	8,292	20,649
C	Greene King PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	232,949	40,995	51,256
A	Greggs PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	23,498	2,194	21,626
C	Greggs PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	68,639	6,344	59,126
B	Greggs PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	317,074	30,289	302,591
A	Groupe Crit S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	6,970	94	(1,829)
C	Groupe Crit S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	38,552	669	(3,448)
B	Groupe Crit S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	48,663	614	(15,924)
C	Groupe Guillin	Receive	1-Month LIBOR EUR	9/20/2021	Term	58,451	2,920	2,427
B	Guerbet S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	63,083	941	(15,447)
C	Guerbet S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	60,312	1,085	(4,062)
C	Gulf Keystone Petroleum Ltd.	Receive	1-Month LIBOR GBP	9/20/2021	Term	55,028	26,123	6,147
A	GWA Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	16,135	5,877	1,841
A	Halfords Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	6,491	1,793	(2,280)
C	Halfords Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	385,542	152,171	(32,186)
B	Halfords Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	414,897	120,133	(142,796)
C	Hastings Group Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	17,348	8,001	732
B	Hays PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	471,856	274,511	(35,487)
C	Hays PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	204,134	137,141	5,455
A	Healius Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	27,725	9,900	(148)
B	Hikma Pharmaceuticals PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	136,477	13,580	121,905
C	Hochschild Mining PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	130,611	79,285	34,662
B	Hochschild Mining PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	32,570	15,115	(3,416)
B	Hotel Chocolat group Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,945	602	(45)
A	Howden Joinery Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	1,624	353	185
C	Howden Joinery Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	163,701	36,251	20,313
B	Howden Joinery Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	435,039	94,975	51,717
A	HT&E Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	40,094	21,786	533
C	Hunting PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	11,829	2,495	2,402
B	ID Logistics Group	Receive	1-Month LIBOR EUR	6/1/2020	Term	20,336	153	2,412
A	IDP Education Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	11,599	1,232	4,722
C	IG Group Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	365,511	61,659	(19,027)
A	Iluka Resources Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	304,295	40,002	43,414
A	Inchcape PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	282	33	(117)
C	Inchcape PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	353,849	60,196	(18,640)
B	Inchcape PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	509,383	68,533	(154,286)
A	Inghams Group PLC	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	835,654	219,975	86,875
B	Inmarsat PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	4,724	1,400	1,369
C	Inmarsat PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	23,431	6,092	1,201
C	International Personal Finance	Receive	1-Month LIBOR GBP	9/20/2021	Term	107,598	51,711	(5,493)
A	Interparfums S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	3,109	112	2,273
C	Interparfums S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	124,046	3,248	25,323
B	Interparfums S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	89,878	2,796	41,916
A	Iomart Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	9	3	4
B	Iomart Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	15,746	5,251	6,486
A	Ioof Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	271,205	51,264	57,013
B	Ipsos S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	426,935	13,729	(113,162)
C	Ipsos S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	209,709	8,997	(1,133)
C	Jacquet Metal Service S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	44,978	2,942	7,399
B	Jacquet Metal Service S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	11,124	472	(2,905)
A	JB Hi-Fi Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	977,580	42,597	(9,994)
C	JD Sports Fashion PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	16,883	4,628	6,128
B	JD Sports Fashion PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	443,420	107,166	67,196

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
C	John Laing Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	$43,157	14,096	$14,359
A	John Menzies PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	165	23	(36)
C	John Menzies PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	54,803	10,184	4,986
B	John Menzies PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	31,638	4,499	(6,745)
B	Jpj Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	34,237	4,690	(2,151)
C	Jpj Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	67,380	9,470	(683)
B	Jupiter Fund Management PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	57,959	12,500	(19,007)
C	Jupiter Fund Management PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	282,745	85,079	6,212
A	Kainos Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	1,347	524	1,705
B	Kainos Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	8,362	3,543	12,516
B	Kaufman & Broad S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	186,291	4,524	(30,464)
C	Kaufman & Broad S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	217,703	5,987	(12,432)
C	Kaz Minerals PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	26,568	4,174	1,463
B	KCom Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	11,043	12,101	(1,683)
B	Keller Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	63,641	6,654	(35,593)
C	Keller Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	101,643	19,511	2,218
A	Kogan.com Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	454,594	109,603	(6,270)
C	Lagardere SCA	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,727,855	70,415	(143,416)
B	LNA Sante S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	12,115	200	(2,958)
C	LNA Sante S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	48,706	1,035	456
C	Lookers PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	2,964	3,016	159
B	M6 Metropole Television	Receive	1-Month LIBOR EUR	6/1/2020	Term	240,893	11,440	(54,716)
C	M6 Metropole Television	Receive	1-Month LIBOR EUR	9/20/2021	Term	185,867	12,746	22,144
A	Magellan Financial Group LTD	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	88,554	2,777	6,045
B	Maisons Du Monde S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	187,296	6,853	(33,981)
C	Maisons Du Monde S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	116,748	6,614	40,226
C	Majestic Wine PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,529	549	110
B	Majestic Wine PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	11,295	3,071	(2,794)
C	Man Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	324,424	218,073	(32,017)
C	Manitou BF S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	35,909	1,638	6,755
B	Manitou BF S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	26,111	945	(1,479)
A	Marshalls PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	27,811	7,131	16,329
B	Marshalls PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	158,012	40,372	90,424
C	Marston’s PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	2,377	2,512	136
C	Maurel & Prom	Receive	1-Month LIBOR EUR	9/20/2021	Term	56,631	13,921	(8,209)
A	Mcmillan Shakespeare Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	147,387	9,336	(25,199)
A	Metcash Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	912,777	323,210	(36,962)
C	Metro Bank PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	52,691	4,136	(21,114)
C	Mitchells & Butlers PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	34,234	13,193	4,591
A	Moneysupermarket.com Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	71	21	4
C	Moneysupermarket.com Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	220,142	72,891	40,623
B	Moneysupermarket.com Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	157,925	49,562	21,118
C	Morgan Sindall Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	4,631	383	622
A	Nanosonics Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	1,300	459	425
B	National Express Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	42,185	11,435	10,131
C	National Express Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	41,873	10,287	2,304
A	Navitas Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	168,539	39,232	37,296
C	Neopost S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	229,653	9,552	(10,469)
B	Neopost S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	212,750	7,390	(37,821)
A	New Hope Corp., Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	408,993	100,288	8,382
B	Nexans S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	10,360	365	(22)
C	Nexans S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	111,418	4,479	17,736
A	NIB Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	207,100	38,872	14,620
A	Nine Entertainment Company Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	376,894	195,374	(33,033)
A	Northern Star Resources Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	65,873	8,149	6,483

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
A	NRW Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	$2,737	1,471	$538
C	Numis Corporation PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,539	528	(182)
B	Ocado Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	586	200	1,955
C	Oeneo S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,958	229	403
A	OFX Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	65,037	36,605	779
C	Origin Enterprises PLC	Receive	1-Month LIBOR EUR	9/20/2021	Term	40,174	7,016	(1,908)
B	Origin Enterprises PLC	Receive	1-Month LIBOR EUR	6/1/2020	Term	70,357	12,339	(997)
C	P2P Global Investments PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	6,550	847	662
A	Pact Group Holdings, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	101,512	31,939	(6,451)
C	Pagegroup PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	318,947	70,739	(597)
B	Pagegroup PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	188,889	39,955	4,517
C	Paragon Banking Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	16,929	4,011	651
C	Patisserie Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,794	422	(2,391)
A	Pendal Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	128,366	15,954	7,226
B	Pendragon PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	5,612	21,038	(258)
C	Pendragon PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	24,531	100,829	1,067
C	Permanent TSB Group Holdings	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,046	637	(45)
C	Petrofac Ltd.	Receive	1-Month LIBOR GBP	9/20/2021	Term	421,142	97,134	(7,844)
B	Petrofac Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	194,564	38,812	(29,033)
A	Pets at Home Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	27,594	17,355	1,060
C	Pets at Home Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	138,366	112,401	44,268
B	Pets at Home Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	226,293	159,545	34,650
B	Phoenix Group Holdings	Receive	1-Month LIBOR GBP	6/1/2020	Term	45,087	8,704	23,018
C	Phoenix Group Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	21,123	3,115	856
A	Platinum Asset Management Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	276,688	52,949	18,748
C	Playtech PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	122,926	31,246	11,876
A	Plus 500 Ltd.	Receive	1-Month LIBOR GBP	6/1/2022	Term	20,947	4,310	29,135
B	Plus 500 Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	116,342	23,556	156,524
C	Plus500 Ltd.	Receive	1-Month LIBOR GBP	9/20/2021	Term	203,155	26,045	7,300
C	Premier Foods PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	12,086	33,778	1,578
A	Premier Investments Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	118,587	7,403	2,019
C	Premier Oil PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	106,552	125,181	(18,566)
A	Pro Medicus Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	58,710	5,772	14,279
C	PZ Cussons PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	82,525	42,859	(898)
B	Qinetiq Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	19,144	7,766	6,906
C	Qinetiq Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	2,756	933	138
C	Quilter PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	74,448	60,045	4,567
A	RCR Tomlinson Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	101,200	102,980	(43,239)
A	Redcentric PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	1,318	1,533	(343)
B	Redcentric PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	53,985	64,224	(12,766)
A	Redde PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	6,017	3,478	(221)
C	Redde PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	99,812	54,651	(19,584)
B	Redde PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	134,267	83,224	3,301
A	Redrow PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	449	78	79
C	Redrow PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	596,920	107,108	92,894
B	Redrow PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	263,251	46,185	49,615
A	Reliance Worldwide Corp Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	11,862	2,633	(16)
C	Renewi PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	101,850	322,916	(26,880)
B	Renishaw PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	73,884	2,038	17,456
C	RHI Magnesita N.V.	Receive	1-Month LIBOR GBP	9/20/2021	Term	38,287	898	2,088
C	Rightmove PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	33,931	7,885	5,227
A	Rotork PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	118	49	30
C	Rotork PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	248	100	48
B	Rotork PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	49,837	20,753	13,055
C	RPS Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	51,697	32,506	11,110

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
B	RPS Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	$28,697	11,388	$(9,457)
C	Rubis SCA	Receive	1-Month LIBOR EUR	9/20/2021	Term	144,944	3,149	21,549
B	Rubis SCA	Receive	1-Month LIBOR EUR	6/1/2020	Term	108,314	2,098	6,376
B	Saga PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	12,208	10,500	1,339
C	Saga PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	43,758	42,082	9,443
A	Sandfire Resources NL	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	417,540	56,820	490
A	Saracen Mineral Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	63,881	29,196	7,919
C	Savills PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	11,347	1,414	1,645
C	Senior PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	77,303	39,180	16,281
C	Serco Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	19,487	16,111	1,779
A	Seven West Media Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	254,056	442,619	(9,560)
A	SG Fleet Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	130,572	45,943	(8,811)
C	SIG PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	253,122	211,768	15,741
B	SIG PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	384,137	274,478	(44,664)
A	Sigma Healthcare Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	351,655	595,385	9,939
C	Soco International PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	7,688	11,597	(106)
C	Softcat PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	66,040	10,081	14,833
B	Softcat PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	128,993	29,949	144,902
B	Solutions 30 SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	8,635	1,124	4,122
B	Sopra Steria Group	Receive	1-Month LIBOR EUR	6/1/2020	Term	189,033	1,294	(61,079)
C	Sopra Steria Group	Receive	1-Month LIBOR EUR	9/20/2021	Term	277,558	3,126	51,933
A	Southern Cross Media Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	90,277	78,938	3,782
A	Spark Infrastructure Group	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	196,326	84,678	621
C	Spie S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	28,638	2,237	2,971
B	Spirax-Sarco Engineering PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	70,903	1,272	18,621
B	Sports Direct International PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	283,857	74,302	(115,262)
C	Sports Direct International PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	364,633	130,230	(18,645)
B	SRP Group S.A.	Receive	1-Month LIBOR GBP	6/1/2020	Term	69,322	13,703	34,216
A	St. Barbara Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	96,948	25,950	12,853
B	Staffline Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	30,002	2,610	(16,209)
C	Staffline Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	39,304	3,230	(23,399)
B	Stagecoach Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	4,121	3,100	1,345
C	Stagecoach Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	32,554	21,177	1,939
A	Stock Spirits Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	1,530	950	1,019
C	Stock Spirits Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	13,214	6,350	2,201
B	Stock Spirits Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	76,545	34,984	9,671
A	SuperDry PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	47	3	(43)
A	SuperDry PLC	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	400,618	51,451	(2,521)
C	SuperDry PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	474,618	80,660	(69,377)
B	SuperDry PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	133,658	10,402	(100,891)
C	Synergie S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	14,049	558	1,314
B	Synergie S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	9,530	237	(3,208)
C	Synthomer PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	20,104	5,319	162
B	Tate & Lyle PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	402,027	63,371	54,584
C	Tate & Lyle PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	553,539	82,198	25,926
A	Technology One Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	49,500	9,425	14,524
C	Ted Baker PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	17,321	1,101	3,646
C	Telecom Plus PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	213,839	16,527	28,089
B	Telecom Plus PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	103,661	8,161	23,135
C	Thomas Cook Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	320,128	1,073,208	7,198
C	Travis Perkins PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	120,575	9,759	25,811
C	Trigano S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	177,183	2,076	5,688
B	Trigano S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	49,616	508	(4,667)
C	Tullow Oil PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	92,499	41,604	(1,449)
C	Ultra Electronics Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	34,357	2,681	(1,489)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
C	Vicat S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	$221,384	4,977	$(12,817)
B	Vicat S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	316,585	5,173	(108,416)
A	Victrex PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	20	1	8
C	Victrex PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	11,191	481	115
B	Victrex PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	100,718	5,213	44,028
A	Village Roadshow Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	46,521	24,602	22,388
C	Vilmorin & Cie	Receive	1-Month LIBOR EUR	9/20/2021	Term	30,550	546	277
B	Virbac S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	61,750	539	500
A	Virtus Health Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	62,420	15,092	22
B	Watkins Jones PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	13,582	6,939	2,759
C	Watkins Jones PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	59,874	27,260	(243)
B	Wetherspoon PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	44,981	4,389	16,755
A	WH Smith PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	1,107	62	315
C	WH Smith PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	77,446	4,347	19,726
B	WH Smith PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	299,665	16,340	70,951
C	William Hill PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	594,363	312,708	(8,811)
B	William Hill PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	589,124	215,331	(228,122)
C	Worldline S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	244,842	5,327	20,311
B	Worldline S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	142,434	3,567	37,754
A	WPP AUNZ Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	25,468	30,479	(5,913)
A	Custom Basket Swap - Termination 3/13/2019 (c)	Pay	1-Month LIBOR USD	3/13/2019	Term	48,015,487	1	(309,203)

						$101,413,734		$1,580,567

(a)	See Note 1.
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.
(c)	Custom Basket Swap - Termination 3/13/2019 represents a swap on a basket of short equity positions. At February 28, 2019, all constituents and their weightings were as follows:

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Adobe Systems, Inc.	$1,162,888	4,572	$(35,456)	2.42%
AGNC Investment Corp.	1,436,925	80,500	3,841	2.99%
Alphabet Inc. - Class C	659,101	591	(1,748)	1.37%
Annaly Capital Management Inc.	1,001,648	96,405	26,621	2.09%
Apple Inc.	2,069,274	11,876	7,488	4.31%
Bank of America Corp.	5,732,181	199,519	(90,859)	11.94%
Bemis Company	275,330	5,511	(17,538)	0.57%
Broadridge Financial Solutio	2,019,030	19,500	47,790	4.20%
Brunswick Corp.	252,164	5,118	(18,443)	0.53%
Capri Holdings Ltd.	445,779	9,197	27,088	0.93%
Ciena Corp.	425,911	11,220	(52,073)	0.89%
Colgate-Palmolive Co.	1,990,082	30,462	(13,360)	4.14%
Esterline Technologies Corp.	652,135	5,348	2,029	1.36%
General Electric Co.	2,575,343	255,889	(79,345)	5.36%
Hanover Insurance Group Inc.	270,567	2,362	(9,406)	0.56%
Hewlett Packard Enterprise	319,885	19,881	(5,269)	0.67%
Hollyfrontier Corp.	3,388,800	60,000	302,262	7.06%
Integrated Device Tech Inc.	1,075,183	22,046	11,370	2.24%
Intelsat S.A.	679,717	28,826	(13,358)	1.42%
Intuit, Inc.	1,319,632	5,876	(130,455)	2.75%
Iqvia Holdings, Inc.	1,023,590	7,834	(72,364)	2.13%
Lazard Ltd. - Class A	854,480	22,000	11,667	1.78%
LPL Financial Holdings Inc.	652,035	8,500	12,062	1.36%
Lyondellbasell Industries - Class A	1,576,663	18,081	32,824	3.28%
Masimo Corp.	407,535	3,214	(13,766)	0.85%
Medifast Inc.	509,040	4,000	110	1.06%
Medtronic PLC	1,776,311	19,990	(30,026)	3.70%
Microsoft Corp.	340,893	3,150	(13,226)	0.71%
Oracle Corp.	2,049,324	39,979	(31,600)	4.27%
Owens Corning	434,844	8,267	22,748	0.91%
Palo Alto Networks Inc.	1,128,775	5,118	(129,882)	2.35%
PepsiCo Inc.	1,886,465	16,687	(55,767)	3.93%
Pfizer, Inc.	659,840	15,588	(14,875)	1.37%
SLM Corp.	1,104,065	100,920	(9,387)	2.30%
Tech Data Corp	375,415	3,781	(10,495)	0.78%
Ultimate Software Group Inc.	995,400	3,000	2,446	2.07%
Valero Energy Corp.	669,660	7,794	28,007	1.39%
Verizon Communications Inc.	847,031	15,747	(47,973)	1.76%
Viacom, Inc. - Class B	805,753	27,203	12,132	1.68%
Vici Properties Inc.	1,566,580	73,000	13,382	3.26%
Wabtec Corp.	103,815	1,374	3,178	0.22%
Weyerhaeuser Co.	496,398	18,896	20,423	1.03%

	$48,015,487		$(309,203)	100.00%

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 90.6%
Bermuda - 2.6%
Athene Holding Ltd. (a)	66,098	$2,944,666
Belmond Ltd. (a)(b)	54,000	1,341,900
Haier Electronics Group Co., Ltd.	359,000	1,070,174
Lazard Ltd.	22,000	823,460
Marvell Technology Group Ltd. (b)	150,000	2,992,500
Sihuan Pharmaceutical Holdings Group Ltd.	446,000	93,180

		9,265,880

Brazil - 0.3%
Atacadao Distribuicao Comercio e Industria Ltda	12,600	66,419
Cia de Saneamento Basico do Estado de Sao Paulo	6,000	62,537
Embraer S.A.	5,100	26,164
Hypera S.A.	9,500	68,288
JBS S.A.	36,500	131,476
Magazine Luiza S.A.	1,700	78,040
Petrobras Distribuidora S.A.	26,900	174,743
Porto Seguro S.A.	24,400	364,037
Raia Drogasil S.A.	7,900	138,286
TIM Participacoes S.A.	21,300	67,595
Vale S.A.	3,200	40,084

		1,217,669

Cayman Islands - 2.7%
3SBio, Inc. (c) (Cost: $16,147; Original Acquisition Date: 10/31/2017)	9,000	14,882
58.com, Inc. - ADR (a)(b)	6,475	472,092
Autohome, Inc. - ADR (a)(b)	3,300	310,365
China Hongqiao Group Ltd.	515,500	344,772
China Medical System Holdings Ltd.	356,000	374,606
China Mengniu Dairy Co., Ltd.	226,000	698,175
China Resources Cement Holdings Ltd.	734,000	781,712
ENN Energy Holdings Ltd.	29,600	305,436
JD.com, Inc. - ADR (a)	10,408	288,406
Kingboard Laminates Holdings Ltd.	107,000	131,130
Logan Property Holdings Co., Ltd.	42,000	59,819
Momo, Inc. - ADR (a)(b)	5,867	194,608
NetEase, Inc. - ADR	3,100	691,982
New Oriental Education & Technology Group, Inc. - ADR (a)(b)	6,798	557,844
Noah Holdings Ltd. - ADR (a)(b)	1,900	109,725
SINA Corp. (a)	3,456	232,831
Sino Biopharmaceutical Ltd.	856,500	743,051
TAL Education Group - ADR (a)(b)	7,077	251,941
Uni-President China Holdings Ltd.	669,000	595,727
Vipshop Holdings Ltd. - ADR (a)	30,600	219,708
Want Want China Holdings Ltd.	772,000	622,537
YY, Inc. - ADR (a)(b)	20,947	1,476,763
Zhongsheng Group Holdings Ltd.	68,500	159,169

		9,637,281

Chile - 0.4%
Cia Cervecerias Unidas S.A. - ADR (b)	18,079	519,229
Embotelladora Andina S.A. - ADR	300	6,609
Enel Americas S.A. - ADR (b)	22,123	194,019
Enel Chile S.A. - ADR	7,866	41,060
Latam Airlines Group S.A. - ADR (b)	18,891	218,569
Sociedad Quimica y Minera de Chile S.A. - ADR (b)	11,600	478,152

		1,457,638

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
China - 7.9%
Agricultural Bank of China Ltd.	747,000	$357,810
Anhui Conch Cement Co., Ltd.	266,500	1,524,361
AviChina Industry & Technology Co., Ltd.	432,000	306,537
BAIC Motor Corp., Ltd. (c) (Cost: $94,528; Original Acquisition Date: 12/18/2018)	181,000	115,060
Bank of China Ltd.	4,912,000	2,290,254
Bank of Communications Co., Ltd.	656,000	550,723
Beijing Capital International Airport Co., Ltd.	934,000	934,030
CGN Power Co., Ltd. (c) (Cost: $56,740; Original Acquisition Date: 10/31/2017)	230,000	60,652
China Coal Energy Co., Ltd.	871,000	378,370
China Eastern Airlines Corp., Ltd.	504,000	321,671
China Merchants Bank Co., Ltd.	71,500	327,909
China Molybdenum Co., Ltd.	1,200,000	574,795
China National Building Material Co., Ltd.	548,000	436,320
China Petroleum & Chemical Corp.	592,000	511,323
China Railway Construction Corp. Ltd.	16,500	23,752
China Railway Group Ltd.	472,000	467,806
China Railway Signal & Communication Corp., Ltd. (c) (Cost: $112,563; Original Acquisition Date: 12/18/2018)	155,000	128,348
China Shenhua Energy Co., Ltd.	231,000	569,720
China Southern Airlines Co., Ltd.	182,000	148,619
China Tower Corp., Ltd. (a)(c) (Cost: $206,827; Original Acquisition Date: 10/25/2017)	1,444,000	342,156
China Vanke Co., Ltd.	113,600	431,260
Chongqing Rural Commercial Bank Co., Ltd.	160,000	100,080
CNOOC Ltd.	1,400,000	2,414,854
Datang International Power Generation Co., Ltd.	214,000	59,431
Fuyao Glass Industry Group Co., Ltd. (c) (Cost: $486,039; Original Acquisition Date: 07/26/2017)	145,600	520,282
GF Securities Co., Ltd.	137,600	232,087
Guangzhou Automobile Group Co., Ltd.	1,600	1,967
Huadian Power International Corp., Ltd.	98,000	42,947
Huaneng Power International, Inc.	158,000	97,420
Huatai Securities Co., Ltd. (c) (Cost: $605,557; Original Acquisition Date: 10/18/2018)	363,400	736,082
Industrial & Commercial Bank of China Ltd.	3,326,000	2,559,195
Jiangsu Expressway Co., Ltd.	16,000	22,054
Jiangxi Copper Co., Ltd.	19,000	25,947
PetroChina Co., Ltd.	630,000	416,536
PICC Property & Casualty Co., Ltd.	661,000	791,541
Ping An Insurance Group Company of China Ltd.	245,000	2,579,605
Postal Savings Bank of China Co., Ltd. (c) (Cost: $732,948; Original Acquisition Date: 10/25/2018)	1,303,000	780,165
Sinopharm Group Co., Ltd.	227,200	1,010,132
Tong Ren Tang Technologies Co., Ltd.	441,000	577,532
Tsingtao Brewery Co., Ltd.	220,000	933,278
Weichai Power Co., Ltd.	153,000	212,453
Yanzhou Coal Mining Co., Ltd.	278,000	275,884
Yuzhou Properties Co., Ltd.	1,139,000	555,734
Zhejiang Expressway Co., Ltd.	346,000	360,998
Zhuzhou CRRC Times Electric Co., Ltd.	107,400	602,691
Zijin Mining Group Co., Ltd.	1,840,000	787,592
ZTE Corp. (a)	182,000	543,699

		28,041,662

Colombia - 0.3%
Ecopetrol S.A. - ADR (b)	48,571	983,077
Grupo Aval Acciones y Valores S.A. - ADR	33,266	257,146

		1,240,223

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Hong Kong - 7.9%
Air China Ltd.	392,000	$423,473
Aluminum Corp of China Ltd. (a)	198,000	81,220
ANTA Sports Products Ltd.	101,000	591,866
Beijing Enterprises Holdings Ltd.	25,500	149,594
BYD Electronic International Co., Ltd.	167,000	213,597
China Agri-Industries Holdings Ltd.	135,000	47,983
China CITIC Bank Corp. Ltd.	810,000	526,259
China Communications Services Corp. Ltd.	302,000	303,549
China Everbright Bank Co., Ltd.	915,000	438,282
China Longyuan Power Group Corp., Ltd.	633,000	472,547
China Mobile Ltd.	458,000	4,819,364
China Oriental Group Co., Ltd.	1,054,000	706,270
China Overseas Land & Investment Ltd.	2,000	7,363
China Resources Beer Holdings Co., Ltd.	220,000	819,771
China Resources Gas Group Ltd.	136,000	590,796
China Resources Land Ltd.	34,000	126,909
China Resources Pharmaceutical Group Ltd. (c) (Cost: $733,020; Original Acquisition Date: 10/18/2018)	533,000	714,311
China Taiping Insurance Holdings Co., Ltd.	219,600	679,803
China Telecom Corp. Ltd.	3,324,000	1,799,675
China Traditional Chinese Medicine Holdings Co., Ltd.	260,000	171,572
China Unicom Hong Kong Ltd.	2,410,000	2,858,320
CITIC Ltd.	19,000	28,900
CITIC Securities Co., Ltd.	206,500	500,351
Country Garden Holdings Co., Ltd.	34,000	44,786
Country Garden Services Holdings Co., Ltd. (a)	17,586	28,945
CRRC Corp., Ltd.	362,000	379,997
CSPC Pharmaceutical Group Ltd.	120,000	204,847
Dali Foods Group Co., Ltd. (c) (Cost: $317,614; Original Acquisition Date: 10/18/2018)	453,000	308,742
Dongfeng Motor Group Co., Ltd.	116,000	123,392
Fosun International Ltd.	103,000	169,529
Geely Automobile Holdings Ltd.	267,000	501,364
GOME Retail Holdings Ltd. (a)	279,000	25,235
Greentown Service Group Co., Ltd.	68,000	62,025
Guangdong Investment Ltd.	252,000	483,470
Guotai Junan Securities Co., Ltd. (c) (Cost: $209,086; Original Acquisition Date: 10/18/2018)	95,600	212,884
Haitian International Holdings Ltd.	111,000	242,652
Hengan International Group Co., Ltd.	41,500	335,447
Hua Hong Semiconductor Ltd. (c) (Cost: $181,654; Original Acquisition Date: 10/18/2018)	103,000	240,910
Jiayuan International Group Ltd.	252,000	122,633
Kingdee International Software Group Co., Ltd.	94,000	101,787
Kunlun Energy Co., Ltd.	544,000	597,379
Lee & Man Paper Manufacturing Ltd.	391,000	360,130
Lenovo Group Ltd.	940,000	846,626
Longfor Group Holdings Ltd.	56,000	166,222
MMG Ltd. (a)	92,000	43,599
Nine Dragons Paper Holdings Ltd.	6,000	6,222
Shandong Weigao Group Medical Polymer Co., Ltd.	100,000	86,882
Shanghai Pharmaceuticals Holding Co., Ltd.	218,300	490,565
Shenzhou International Group Holdings Ltd.	37,600	469,416
Shui On Land Ltd.	707,000	176,530
Sinotruk Hong Kong Ltd.	484,000	880,476
SSY Group Ltd.	50,000	44,333
Sun Art Retail Group Ltd.	1,340,500	1,362,743
Sunac China Holdings Ltd.	13,000	54,403
Tingyi Cayman Islands Holding Corp.	642,000	891,468
TravelSky Technology Ltd.	202,000	585,433

		27,722,847

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
India - 1.3%
Dr Reddy’s Laboratories Ltd. - ADR	6,213	$234,106
GAIL India Ltd.	275	7,975
ICICI Bank Ltd. - ADR	4,800	47,328
Infosys Ltd. - ADR (b)	166,500	1,784,880
Tata Motors Ltd. - ADR (a)(b)	115,370	1,442,125
Tata Steel Ltd.	648	4,510
Vedanta Ltd. - ADR (b)	47,000	451,200
Wipro Ltd. - ADR (b)	146,157	818,479

		4,790,603

Indonesia - 0.0% (d)
Telekomunikasi Indonesia Persero Tbk PT - ADR (b)	4,900	135,142

Ireland - 0.5%
Medtronic PLC	19,817	1,793,438

Luxembourg - 0.8%
Intelsat S.A. (a)(b)	108,201	2,605,480
Reinet Investments SCA	5,697	89,765

		2,695,245

Mexico - 0.2%
America Movil S.A.B de C.V.	35	25
Cemex S.A.B de C.V. (a)	3,900	1,903
Coca-Cola Femsa S.A.B de C.V.	91,619	554,854
Grupo Aeroportuario del Sureste S.A.B de C.V.	545	9,236
Grupo Financiero Banorte S.A.B de C.V.	1,100	5,989
Megacable Holdings S.A.B de C.V.	12,485	57,111
Mexichem S.A.B de C.V.	2,800	6,809
Wal-Mart de Mexico S.A.B de C.V.	38,400	99,379

		735,306

Netherlands - 0.3%
LyondellBasell Industries N.V.	14,464	1,236,961

Peru - 0.1%
Cia de Minas Buenaventura SAA - ADR (b)	22,800	379,392

Poland - 1.2%
Bank Handlowy w Warszawie S.A.	1,316	22,919
Bank Millennium S.A. (a)	8,200	18,745
Cyfrowy Polsat S.A. (a)	31,577	212,967
Dino Polska S.A. (a)(c) (Cost: $285,634; Original Acquisition Date: 07/27/2018)	10,953	309,726
Grupa Lotos S.A.	34,421	865,824
Jastrzebska Spolka Weglowa S.A. (a)	34,781	529,450
LPP S.A.	247	532,330
mBank S.A.	1,262	142,546
Orange Polska S.A. (a)	74,290	106,412
PGE Polska Grupa Energetyczna S.A. (a)	100,074	306,789
Polski Koncern Naftowy ORLEN S.A.	20,116	541,722
Polskie Gornictwo Naftowe i Gazownictwo S.A.	345,464	631,785
Powszechna Kasa Oszczednosci Bank Polski S.A.	8,723	87,693
Powszechny Zaklad Ubezpieczen S.A.	14,476	156,088

		4,464,996

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Republic of Korea - 4.6%
Amorepacific Corp.	1,797	$319,552
AMOREPACIFIC Group	3,230	210,508
BGF retail Co., Ltd.	1,275	241,464
Cheil Worldwide, Inc.	12,774	284,510
Coway Co., Ltd.	1,078	90,672
Daelim Industrial Co., Ltd.	4,038	336,051
Daewoo Engineering & Construction Co., Ltd. (a)	5,650	25,369
DB Insurance Co., Ltd.	1,934	124,669
DGB Financial Group, Inc.	20,783	156,699
Doosan Bobcat, Inc.	7,692	218,169
E-MART, Inc.	1,526	244,225
Fila Korea Ltd.	6,413	317,029
GS Engineering & Construction Corp.	7,166	272,699
GS Holdings Corp.	3,869	184,385
GS Retail Co., Ltd.	8,607	296,160
Hana Financial Group, Inc.	12,098	417,896
Hankook Tire Co., Ltd.	7,233	274,927
Hanon Systems	17,822	197,283
Hanwha Corp.	10,462	299,060
Hotel Shilla Co., Ltd.	3,300	240,597
Hyundai Department Store Co., Ltd.	2,158	185,733
Hyundai Engineering & Construction Co., Ltd.	453	23,039
Hyundai Glovis Co., Ltd.	1,888	234,174
Hyundai Heavy Industries Holdings Co., Ltd.	92	29,530
Hyundai Marine & Fire Insurance Co., Ltd.	8,084	270,976
Hyundai Mobis Co., Ltd.	1,183	231,930
Hyundai Motor Co.	666	74,908
Hyundai Steel Co.	4,706	208,584
Kangwon Land, Inc.	6,608	181,548
KCC Corp.	473	134,368
Kia Motors Corp.	13,296	432,087
Korea Aerospace Industries Ltd. (a)	397	12,990
Korea Gas Corp.	2,019	89,937
Korea Zinc Co., Ltd.	1,312	532,522
Korean Air Lines Co., Ltd.	3,538	115,763
KT&G Corp.	1,706	160,028
Kumho Petrochemical Co., Ltd.	960	81,686
LG Chem Ltd.	124	43,053
LG Electronics, Inc.	5,743	359,991
LG Household & Health Care Ltd.	263	291,365
LG Uplus Corp.	22,683	302,521
Lotte Chemical Corp.	264	74,879
Lotte Shopping Co., Ltd.	1,911	324,532
NCSoft Corp.	166	68,041
Netmarble Corp. (c) (Cost: $111,048; Original Acquisition Date: 01/03/2019)	1,103	115,723
OCI Co., Ltd.	2,043	196,180
Orion Corp/Republic of Korea	1,377	136,512
Ottogi Corp.	39	26,492
Pan Ocean Co., Ltd. (a)	15,485	59,547
Pearl Abyss Corp. (a)	218	34,909
POSCO	1,607	375,781
POSCO Chemtech Co., Ltd.	954	58,443
Posco Daewoo Corp.	1,572	26,487
S-1 Corp.	1,355	122,886
Samsung C&T Corp.	2,673	274,501

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Republic of Korea - 4.6% (continued)
Samsung Electro-Mechanics Co., Ltd.	2,759	$262,481
Samsung Electronics Co., Ltd.	85,976	3,447,602
Samsung Engineering Co., Ltd. (a)	17,986	251,072
Samsung Fire & Marine Insurance Co., Ltd.	935	250,647
Samsung Life Insurance Co., Ltd.	3,268	257,732
Samsung SDS Co., Ltd.	1,275	261,303
SK Holdings Co., Ltd.	798	193,345
SK Hynix, Inc.	9,593	597,057
SK Innovation Co., Ltd.	679	113,499
SK Telecom Co., Ltd.	1,079	249,915
Yuhan Corp.	125	28,952

		16,557,175

Russian Federation - 4.9%
Gazprom PJSC	504,369	2,392,727
LUKOIL PJSC	60,398	5,025,114
Magnit PJSC	55,991	804,031
Magnitogorsk Iron & Steel Works PJSC	8,189	70,917
MMC Norilsk Nickel PJSC	7,800	166,920
Mobile TeleSystems PJSC - ADR	47,420	366,557
Novatek PJSC	548	94,968
Novolipetsk Steel PJSC	51,363	1,223,980
Rosneft Oil Co PJSC	556,883	3,335,729
Severstal PJSC	101,617	1,569,983
Tatneft PJSC	30,612	2,161,207
VTB Bank PJSC	276,712	325,690

		17,537,823

South Africa - 3.3%
Absa Group Ltd.	15,148	194,109
Anglo American Platinum Ltd.	9,504	516,957
AngloGold Ashanti Ltd.	28,021	401,633
Aspen Pharmacare Holdings Ltd.	1,671	16,532
Bid Corp. Ltd.	23,439	490,059
Capitec Bank Holdings Ltd.	1,660	153,849
Clicks Group Ltd.	23,403	299,990
Discovery Ltd.	2,800	30,611
FirstRand Ltd.	102,999	469,913
Gold Fields Ltd.	27,172	110,876
Imperial Logistics Ltd.	18,367	83,965
Investec Ltd.	8,769	56,968
Kumba Iron Ore Ltd.	35,472	939,619
Liberty Holdings Ltd.	8,582	62,719
Life Healthcare Group Holdings Ltd.	5,900	11,328
Mondi Ltd.	27,956	656,980
Motus Holdings Ltd.	22,955	147,401
Mr Price Group Ltd.	20,847	319,337
MTN Group Ltd.	25,155	149,069
Nedbank Group Ltd.	1,990	40,157
Netcare Ltd.	101,407	183,045
Pick n Pay Stores Ltd.	153,558	755,383
Rand Merchant Investment Holdings Ltd.	162	382
RMB Holdings Ltd.	41,808	237,670
Sanlam Ltd.	84,406	471,266
Sappi Ltd.	1	5
Shoprite Holdings Ltd.	51,793	630,979
Standard Bank Group Ltd.	100,163	1,377,035

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
South Africa - 3.3% (continued)
Telkom S.A. SOC Ltd.	75,673	$375,956
The Bidvest Group Ltd.	32,316	477,090
The Foschini Group Ltd.	26,589	324,115
The SPAR Group Ltd.	35,245	499,400
Tiger Brands Ltd.	11,221	212,012
Truworths International Ltd.	75,786	392,918
Vodacom Group Ltd.	43,389	357,487
Woolworths Holdings Ltd.	61,788	200,790

		11,647,605

Switzerland - 0.9%
Garmin Ltd. (b)	40,000	3,358,800

Taiwan, Province of China - 0.6%
Advantech Co., Ltd.	12,000	91,628
Asustek Computer, Inc.	10,000	71,321
Chunghwa Telecom Co., Ltd.	64,000	222,507
Formosa Petrochemical Corp.	52,000	196,838
Foxconn Technology Co., Ltd.	137,000	280,886
Innolux Corp.	485,000	161,527
Nanya Technology Corp.	77,000	155,619
Nien Made Enterprise Co., Ltd.	8,000	69,534
Pou Chen Corp.	27,000	34,039
Taiwan Semiconductor Manufacturing Co., Ltd.	89,000	691,144
Teco Electric and Machinery Co., Ltd.	1,000	619
United Microelectronics Corp.	338,000	125,748
WPG Holdings Ltd.	43,000	55,607

		2,157,017

Thailand - 0.4%
Bangkok Bank PCL	13,800	93,715
Bumrungrad Hospital PCL	20,400	120,733
Delta Electronics Thailand PCL	59,513	136,920
Glow Energy PCL	5,900	17,038
Home Product Center PCL	330,600	157,366
IRPC PCL	607,400	113,722
Kasikornbank PCL	37,798	236,894
Kasikornbank PCL - Foreign	30,400	191,010
Land & Houses PCL	367,200	122,351
PTT Global Chemical PCL	61,595	140,733
PTT PCL	95,010	146,227
Siam Cement PCL/The	400	6,017
Thai Oil PCL	15,000	34,391

		1,517,117

Turkey - 0.8%
Akbank T.A.S.	153,980	198,163
Anadolu Efes Biracilik Ve Malt Sanayii AS	13,323	50,065
Arcelik AS	25,999	101,400
BIM Birlesik Magazalar AS	44,392	712,667
Eregli Demir ve Celik Fabrikalari TAS	142,897	249,482
Ford Otomotiv Sanayi AS	33,208	344,941
Haci Omer Sabanci Holding AS	115,685	197,856
KOC Holding AS	37,749	131,811
TAV Havalimanlari Holding AS	28,377	147,885
Tupras Turkiye Petrol Rafinerileri AS	3,673	98,736
Turk Hava Yollari AO (a)	74,388	197,040

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
Turkey - 0.8% (continued)
Turkcell Iletisim Hizmetleri AS	35,700	$95,632
Turkiye Garanti Bankasi AS	83,849	140,108
Turkiye Halk Bankasi AS	41,460	59,414
Turkiye Is Bankasi AS	132,500	144,209

		2,869,409

United States - 48.2%
AAC Technologies Holdings, Inc.	40,000	237,715
Abbott Laboratories	38,471	2,986,119
Acadia Healthcare Co., Inc. (a)(b)	36,000	946,440
Adobe, Inc. (a)(b)(e)	29,411	7,720,387
Adtalem Global Education, Inc. (a)(b)	11,000	530,200
Alphabet, Inc. - Class C (a)	1,429	1,600,366
Amazon.com, Inc. (a)	603	988,818
Apple, Inc.	15,000	2,597,250
Applied Industrial Technologies, Inc.	13,000	755,820
Arrow Electronics, Inc. (a)	12,297	980,071
Baker Hughes, a GE Company (b)	103,000	2,717,140
Bank of America Corp.	197,967	5,756,880
Bemis Co., Inc.	12,339	652,733
Biogen, Inc. (a)	7,500	2,460,075
Booking Holdings, Inc. (a)	1,000	1,697,040
Broadridge Financial Solutions, Inc. (b)	19,500	1,974,375
Brunswick Corp. (b)	12,386	653,238
Cisco Systems, Inc. (e)	150,000	7,765,500
Citizens Financial Group, Inc.	165,000	6,095,100
Colgate-Palmolive Co. (b)	80,985	5,334,482
Costco Wholesale Corp. (e)	38,000	8,312,120
Dollar General Corp. (b)	25,000	2,961,500
Esterline Technologies Corp. (a)	3,248	395,444
Exelixis, Inc. (a)	152,000	3,403,280
Facebook, Inc. (a)(e)	54,077	8,730,732
FireEye, Inc. (a)	87,000	1,458,120
FLIR Systems, Inc.	24,209	1,245,553
Ford Motor Co. (b)	230,944	2,025,379
Gilead Sciences, Inc.	60,000	3,901,200
Graham Holdings Co. (b)	1,450	991,379
Hanover Insurance Group, Inc. (b)	5,717	678,665
HollyFrontier Corp.	2,000	102,400
Ingredion, Inc. (b)	25,000	2,311,250
Integrated Device Technology, Inc. (a)	79,540	3,844,168
International Business Machines Corp. (e)	90,000	12,431,700
L3 Technologies, Inc. (e)	39,466	8,356,926
Liberty Media Corp. - Liberty SiriusXM - Class B (a)	34,000	1,401,140
LPL Financial Holdings, Inc.	8,500	640,985
Masimo Corp. (a)	2,906	381,500
MB Financial, Inc.	21,000	950,670
Medifast, Inc. (b)	4,000	509,720
Medpace Holdings, Inc. (a)	13,000	714,350
Microsoft Corp.	7,467	836,528
MKS Instruments, Inc. (b)	15,000	1,243,050
Oracle Corp.	39,634	2,066,120
PepsiCo., Inc.	16,543	1,913,033
Pfizer, Inc.	318,080	13,788,768
Pinnacle West Capital Corp. (b)	13,065	1,224,713

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
United States - 48.2% (continued)
Reliance Industries Ltd. (c) (Cost: $889,500; Original Acquisition Date: 08/28/2018)	25,538	$886,169
Robert Half International, Inc. (b)	38,135	2,600,426
Sberbank of Russia PJSC	28,269	360,712
Sensata Technologies Holding PLC (a)(b)	26,000	1,318,980
Skyworks Solutions, Inc. (b)	11,162	911,489
SLM Corp. (a)	52,000	574,600
Sprint Corp. (a)	201,000	1,276,350
Surgutneftegas PJSC	21,857	84,237
Symantec Corp.	200,000	4,498,000
Tech Data Corp. (a)(b)	21,418	2,189,348
TJX Cos., Inc. (e)	124,000	6,359,960
Torchmark Corp.	12,681	1,046,943
Ultimate Software Group, Inc. (a)	3,000	994,500
Universal Health Services, Inc. (b)	10,375	1,440,361
Valero Energy Corp.	52,040	4,244,382
Viacom, Inc. - Class B	14,344	419,132
Yum China Holdings, Inc. (b)	34,001	1,418,522

		171,894,253

Virgin Islands (UK) - 0.4%
Capri Holdings Ltd. (a)	30,000	1,368,000

TOTAL COMMON STOCKS (Cost $304,862,341)		323,721,482

PREFERRED STOCKS - 0.6%
Brazil - 0.2%
Braskem S.A. (a)	7,200	104,085
Centrais Eletricas Brasileiras S.A. (a)(a)	10,100	105,271
Cia Brasileira de Distribuicao (a)	5,700	141,326
Gerdau S.A. (a)	14,000	56,393
Itau Unibanco Holding S.A. (a)	12,200	115,077
Petroleo Brasileiro S.A. (a)	4,700	33,697
Telefonica Brasil S.A. (a)	3,300	41,292

		597,141

Republic of Korea - 0.4%
Amorepacific Corp. (a)	3,229	320,115
Hyundai Motor Co. (a)	3,143	205,956
Hyundai Motor Co. - Series 2 (a)	1,926	137,682
LG Chem Ltd. (a)	577	112,866
LG Household & Health Care Ltd. (a)	590	392,914
Samsung Electronics Co., Ltd. (a)	11,436	366,050

		1,535,583

TOTAL PREFERRED STOCKS (Cost $2,055,687)		2,132,724

REAL ESTATE INVESTMENT TRUSTS - 6.4%
United States - 6.4%
AGNC Investment Corp.	80,500	1,420,825
Annaly Capital Management, Inc.	307,182	3,111,754
ARMOUR Residential REIT, Inc.	42,000	842,100
AvalonBay Communities, Inc.	9,000	1,751,670
CubeSmart	53,000	1,623,920
Essex Property Trust, Inc.	10,000	2,798,400
Federal Realty Investment Trust	22,000	2,938,980
Hudson Pacific Properties, Inc.	29,000	963,380
Invesco Mortgage Capital, Inc.	70,000	1,114,400
Iron Mountain, Inc.	130,500	4,622,310
VICI Properties, Inc.	73,000	1,555,630

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,820,512)		22,743,369

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 2.4%
Fidelity Investments Money Market Funds - Government Portfolio, 2.29% (f)	1,690,137	$1,690,137
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.31% (f)	1,690,137	1,690,137
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.29% (f)	1,690,137	1,690,137
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.29% (f)	1,690,137	1,690,137
STIT-Government & Agency Portfolio, 2.30% (f)	1,690,137	1,690,137

		8,450,685

	PRINCIPAL AMOUNT	FAIR VALUE
US TREASURY BILL - 2.5%
2.310%, 03/05/2019 (g)	$6,000,000	5,998,420
2.348%, 03/26/2019 (g)	3,000,000	2,995,051

		8,993,471

TOTAL SHORT-TERM INVESTMENTS (Cost $17,444,156)		17,444,156

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 9.2%
BlackRock Liquidity Funds FedFund Portfolio, 2.32% (f)	3,310,209	3,310,209
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.56% (f)	29,791,878	29,791,878

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $33,102,087)		33,102,087

TOTAL INVESTMENTS (Cost $379,284,783) - 111.7%		399,143,818

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.7)%		(41,938,848)

TOTAL NET ASSETS - 100.0%		$357,204,970

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan as of February 28, 2019. Total loaned securities had a market value of $30,298,089 as of February 28, 2019.
(c)

Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at February 28, 2019 was $5,486,092, which represents 1.5% of net assets.

(d)	Rounds to zero.
(e)	This security or a portion of this security was held as collateral for derivative contracts as of February 28, 2019.
(f)	Rate shown is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
Mini MSCI Emerging Markets Index, March 2019 Settlement	1,920	100,483,200	5,048,259

TOTAL FUTURES CONTRACTS PURCHASED		$100,483,200	$5,048,259

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Total Return Swaps

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
A	Acer Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	$518,015	859,000	$37,808
A	Advantech Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	233,586	33,000	15,494
C	AirAsia Group Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	455,880	610,700	(41,199)
A	Airports of Thailand Public Company Limited	Receive	1-Month LIBOR USD	6/1/2022	Term	45,051	24,000	6,584
A	AmBev S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	225,335	533	(8,145)
A	Amorepacific Corp. - Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	176,411	1,797	365
C	Amorepacific Corp. - Preferred	Receive	1-Month LIBOR USD	9/20/2021	Term	12,093	139	1,734
A	Amorepacific Group	Receive	1-Month LIBOR USD	6/1/2022	Term	626,082	7,250	(169,574)
C	Amorepacific Group	Receive	1-Month LIBOR USD	9/20/2021	Term	61	1	4
A	ASE Technology Holding, Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	52,609	23,500	(5,566)
A	Asia Cement Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	75,848	71,000	12,880
A	Asustek Computer, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	859,767	105,000	(101,401)
A	Atacadao Distribuicao Comercio E Industria Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	590,859	125,066	55,920
C	Atacadao Distribuicao Comercio E Industria Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	339	100	181
A	AU Optronics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	406,916	1,032,000	(20,584)
C	Axiata Group Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	76,624	77,900	2,829
A	B3 S.A. - Brasil Bolsa Balcao	Receive	1-Month LIBOR USD	6/1/2022	Term	68,245	9,828	17,599
A	Banco Santander Brasil	Receive	1-Month LIBOR USD	6/1/2022	Term	200,536	18,704	27,624
A	Bangkok Bank Public Company Limited	Receive	1-Month LIBOR USD	6/1/2022	Term	543,078	84,200	22,465
C	Bangkok Bank Public Company Limited	Receive	1-Month LIBOR USD	9/20/2021	Term	16,283	2,500	611
A	BGF Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	427,553	2,540	53,634
A	Braskem S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	385,415	30,592	56,478
C	British American Tobacco Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	338,951	37,200	(31,510)
A	Bumrungrad Hospital PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	56,633	9,300	(2,748)
C	Bumrungrad Hospital PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	18,955	3,200	(126)
A	Catcher Technology Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	662,445	66,000	(160,844)
A	CCR S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	33,594	9,558	3,054
A	Celltrion, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,998	21	1,701
A	Centrais Eletricas Brasilier	Receive	1-Month LIBOR USD	6/1/2022	Term	125,171	19,900	70,044
A	Centrais Eletricas Brasilier - Preferred B	Receive	1-Month LIBOR USD	6/1/2022	Term	254,589	33,346	90,064
A	Chang HWA Commercial Bank	Receive	1-Month LIBOR USD	6/1/2022	Term	647,325	1,234,844	85,737
A	Cheil Worldwide, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	535,851	30,991	168,235
A	Chicony Electronics Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	551,801	243,805	(12,611)
A	China Airlines Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	11,961	33,000	(1,154)
A	China Development Financial	Receive	1-Month LIBOR USD	6/1/2022	Term	161,539	511,000	2,767
A	China Steel Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	425,703	531,000	9,327
A	Chunghwa Telecom Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	758,430	221,000	5,643
A	CIA Brasileira de Dis	Receive	1-Month LIBOR USD	6/1/2022	Term	435,556	20,541	71,127
A	Cia Energetica Minas Gerais - Preferred	Receive	1-Month LIBOR USD	6/1/2022	Term	186,987	55,523	26,600
A	CIA Saneamento Basico De	Receive	1-Month LIBOR USD	6/1/2022	Term	182,592	20,373	28,952
A	Cia Siderurgica Nacional S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	53,700	22,265	23,518
A	Cielo S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	82,584	33,577	16,813
C	Cimb Group Holdings Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	38,295	27,700	1,445
A	CJ E&M Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	76,261	469	20,002
A	Compal Electronics	Receive	1-Month LIBOR USD	6/1/2022	Term	14,828	26,000	1,213
A	Cosan S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	65,542	7,637	22,597
C	Coway Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	2,910	42	642
A	CP All PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	111,271	60,700	35,479
C	CP All PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	465,665	213,200	55,033
A	CTBC Financial Holding Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	29,258	45,000	1,058
A	Daelim Industrial Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	322,560	4,397	43,510
C	Daelim Industrial Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	92,292	1,000	(8,377)
A	Daewood Engineering & Construction Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	116	24	(11)
A	DB Insurance Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	18,286	300	(828)

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
C	DB Insurance Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	$23,236	374	$1,288
A	Delta Electronics Thailand PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	304,006	132,500	(3,333)
C	Delta Electronics Thailand PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	77,669	36,300	5,387
A	Delta Electronics, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	246,032	53,000	15,690
C	DGB Financial Group Inc.	Receive	1-Month LIBOR USD	9/20/2021	Term	63,892	8,294	490
A	DGB Financial Group, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	81,449	9,563	(7,658)
C	Digi.Com erhad	Receive	1-Month LIBOR USD	9/20/2021	Term	33,652	30,300	525
C	Dongsuh Companies, Inc.	Receive	1-Month LIBOR USD	9/20/2021	Term	3,198	200	396
A	Doosan Bobcat, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	289,064	9,270	(26,232)
C	Doosan Bobcat, Inc.	Receive	1-Month LIBOR USD	9/20/2021	Term	82,174	2,818	(1,710)
A	E.Sun Financial Holding Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,916	3,420	551
A	Eclat Textile Company Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	55,682	5,000	1,227
A	E-Mart, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	663,177	3,312	(146,401)
A	Embraer S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	192,959	35,751	(12,243)
A	Eva Airways Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	96,660	197,148	1,294
A	Evergreen Marine Corp. Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	18,257	44,936	(203)
A	Far Eastern New Century Corp	Receive	1-Month LIBOR USD	6/1/2022	Term	155,685	192,000	34,240
A	Far EastOne Telecomm Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	343,162	143,000	(11,045)
A	Feng Tay Enterprise Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	498,961	101,000	131,010
C	Fila Korea Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	136,570	2,958	8,896
A	Formosa Chemicals & Fibre Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	522,297	166,000	53,313
A	Formosa Petrochemical Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,300,873	372,000	113,105
A	Formosa Plastics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	62,129	20,000	4,360
A	Formosa Taffeta Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	173,569	163,000	14,217
A	Foxconn Technology Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	604,074	278,000	(40,784)
C	Fraser & Neave Holdings Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	300,004	35,900	12,313
C	Genting Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	156,764	95,400	15,680
C	Genting Malaysia Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	18,378	23,200	1,533
A	Gerdau S.A. - Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	336,780	84,337	1,458
A	Giant Manufacturing Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	113,995	23,000	10,820
A	Globalwafers Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	228,678	28,000	73,691
A	Glow Energy PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	127,125	50,800	22,240
C	Glow Energy PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	56,483	20,700	2,992
A	GS Engineering & Construction Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	455,580	11,488	(15,724)
C	GS Engineering & Construction Corp.	Receive	1-Month LIBOR USD	9/20/2021	Term	40,565	965	(3,373)
C	GS Holdings	Receive	1-Month LIBOR USD	9/20/2021	Term	27,446	589	1,294
A	GS Holdings Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	295,824	5,361	(37,761)
A	GS Retail Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	490,300	13,147	(44,709)
A	Hana Financial Group	Receive	1-Month LIBOR USD	6/1/2022	Term	84,968	2,691	1,728
C	Hana Financial Group	Receive	1-Month LIBOR USD	9/20/2021	Term	64,833	1,932	3,678
A	Hankook Tire Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	579,823	11,571	(153,277)
C	Hankook Tire Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	25,460	681	493
C	Hanon Systems	Receive	1-Month LIBOR USD	9/20/2021	Term	38,880	4,113	6,649
A	Hanon Systems	Receive	1-Month LIBOR USD	6/1/2022	Term	310,909	30,817	31,408
A	Hanwha Chemical Cop.	Receive	1-Month LIBOR USD	6/1/2022	Term	105,446	7,135	42,793
C	Hanwha Corporation	Receive	1-Month LIBOR USD	9/20/2021	Term	77,889	2,797	3,045
A	HDC Holdings Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	18	1	—
A	Highwealth Construction Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	78,355	53,000	3,067
A	Home Product Center PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	165,284	390,800	19,040
C	Home Product Center PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	6,952	14,700	10
A	Hon Hai Preceision Industry	Receive	1-Month LIBOR USD	6/1/2022	Term	130,465	39,800	(37,812)
C	Hotel Shilla Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	354,811	74,700	6,069
A	Hotel Shilla Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	441,845	7,645	103,963
A	Hua Nan Financial Holdings Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	44,295	78,292	3,535
A	Hypera S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	117,344	13,733	(19,086)

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
A	Hyundai Department Store Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	$378,988	4,459	$(4,204)
C	Hyundai Department Store Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	4,875	58	125
A	Hyundai Glovis Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	269,752	1,955	(29,969)
C	Hyundai Glovis Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	111,438	959	9,186
A	Hyundai Heavy Industries Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	72,155	781	17,249
A	Hyundai Heavy Industries Holdings Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	93,823	307	7,974
A	Hyundai Marine & Fire Industries Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	296,466	7,374	(48,436)
C	Hyundai Marine & Fire Ins Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	4,777	129	(374)
A	Hyundai Mobis Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	600,595	3,001	(18,703)
A	Hyundai Motor Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	904	7	(391)
C	Hyundai Motor Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	28,237	269	2,447
A	Hyundai Motor Co., Ltd. - 2nd Preference	Receive	1-Month LIBOR USD	9/20/2021	Term	29,297	436	2,704
A	Hyundai Motor Co., Ltd. - Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	18,972	294	2,509
C	Hyundai Motor Co., Ltd. - Preferred	Receive	1-Month LIBOR USD	9/20/2021	Term	41,149	670	4,036
C	Hyundai Steel Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	65,599	1,567	4,322
C	Indah Kiat Pulp & Paper Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	59,827	66,500	(7,911)
C	Indofood CBP Sukses Makmur Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	378,933	512,100	(7,593)
A	Indorama Ventures PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	120,232	104,300	50,441
A	Innolux Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	394,754	987,000	(66,153)
A	Inventec Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	561,847	693,000	(30,615)
C	IOI Properties Group Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	2,660	7,000	102
A	IRPC PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	139,241	754,400	2,374
C	IRPC PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	36,249	204,100	2,279
A	Itau Unibanco Holdings	Receive	1-Month LIBOR USD	6/1/2022	Term	126,451	4,650	10,836
A	Itausa-Investimentos Itau	Receive	1-Month LIBOR USD	6/1/2022	Term	21,263	8,847	9,875
A	JBS S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	400,933	152,536	136,887
A	Kai Motors Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	902,690	31,529	127,486
A	Kakao Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	155,495	1,827	10,969
A	Kangwon Land, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	155,112	6,200	16,436
A	Kasikornbank PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	417,996	70,400	13,983
C	Kasikornbank PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	332,898	58,500	31,669
A	Kasikornbank PCL - Foreign	Receive	1-Month LIBOR USD	6/1/2022	Term	435,198	72,100	13,219
C	Kasikornbank PCL - Foreign	Receive	1-Month LIBOR USD	9/20/2021	Term	338,419	59,400	32,730
A	KCC Corp.	Receive	1-Month LIBOR USD	9/20/2021	Term	17,951	68	1,662
C	Korea Aerospace Industries	Receive	1-Month LIBOR USD	9/20/2021	Term	6,813	243	1,094
A	Korea Gas Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	81,201	1,972	5,331
C	Korea Gas Corp.	Receive	1-Month LIBOR USD	9/20/2021	Term	2,757	61	5
C	Korea Zinc Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	125,071	316	4,774
C	Korean Air Lines Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	14,855	508	1,767
A	Korean Air Lines Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	104,283	3,646	12,630
A	Kroton Educacional S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	15,416	6,683	4,012
A	Krung Thai Bank	Receive	1-Month LIBOR USD	6/1/2022	Term	128,689	233,300	12,815
A	KT&G Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	441,735	4,811	12,991
C	Kuala Lumpur Kepong Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	18,272	3,100	751
A	Kumho Petrochemical Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	331,964	4,099	14,663
A	LG Chem Ltd. - Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	123,183	755	26,477
A	LG Chemicals Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	244,567	1,016	47,400
C	LG Chemicals Ltd. - Preferred	Receive	1-Month LIBOR USD	9/20/2021	Term	24,548	144	4,120
A	LG Display Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	354,417	147,000	43,594
A	LG Electronics, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	508,159	8,201	(8,474)
C	LG Electronics, Inc.	Receive	1-Month LIBOR USD	9/20/2021	Term	69,487	1,164	3,690
C	LG Household & Healthcare	Receive	1-Month LIBOR USD	9/20/2021	Term	28,450	28	2,583
A	LG Household & Healthcare	Receive	1-Month LIBOR USD	6/1/2022	Term	324,278	353	58,830

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
A	LG Household & Healthcare - Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	$275,183	473	$38,522
C	LG Household & Healthcare - Preference Shares	Receive	1-Month LIBOR USD	9/20/2021	Term	10,542	18	1,504

A	LG Innotek Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	278,990	1,266	(61,184)
A	LG Uplus Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	814,687	55,113	(72,718)
A	Lite-On Technology Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	432,782	310,000	5,193
A	Lojas Americanas S.A. - Preferred	Receive	1-Month LIBOR USD	6/1/2022	Term	42,744	8,621	2,852
A	Lojas Renner S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	95,849	10,386	22,484
A	Lotte Chemical Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	337,112	981	(57,837)
A	Lotte Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	77,492	1,992	12,747
C	Lotte Shopping Co.	Receive	1-Month LIBOR USD	9/20/2021	Term	34,952	176	(4,595)
A	Lotte Shopping Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	525,638	2,693	(66,029)
A	M Dias Branco S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	99,720	8,762	8,540
A	Magazine Luiza S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	227,553	5,038	4,458
C	Malaysia Airports Holdings Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	178,771	91,100	3,700
C	Maxis Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	44,139	31,700	(2,016)
A	Mediatek, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	424,393	53,000	52,187
A	Mega Financial Holding Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	520,189	653,000	60,133
A	MSCI China A Inclusion Index (c)	Receive	1-Month LIBOR USD	9/12/2019	Term	3,999,493	4,993	761,293
A	MSCI China A Inclusion Index (c)	Receive	1-Month LIBOR USD	6/20/2022	Term	3,000,005	3,046	(118,796)
A	MSCI Daily TR Net Emerging Markets Index	Receive	3-Month LIBOR USD	12/27/2019	Term	14,958,671	33,860	1,389,150
A	MSCI Emerging Markets Index	Receive	1-Month LIBOR USD	6/20/2022	Term	14,010,321	21,593	(685,359)
A	Nan Ya Plastics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	457,073	184,000	8,002
A	Nanya Technology Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	547,342	329,000	111,875
A	Natura Cosmeticos S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	297,091	37,800	188,025
A	Naver Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	470,628	12,758	168,705
A	NCSoft Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	401,743	1,202	87,029
C	Nestle (Malaysia) Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	285,407	7,900	1,367
A	NetMarble Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	137,795	1,457	13,757
C	NetMarble Corp.	Receive	1-Month LIBOR USD	9/20/2021	Term	952	10	94
A	NH Investment & Securities Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	249	21	—
A	Nien Made Enterprise Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	155,010	23,000	42,761
A	Novatek Microelectronics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	393,213	105,000	193,401
C	OCI Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	2,587	26	(69)
A	OCI Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	151,175	1,761	18,067
A	Odontoprev S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	192,715	2,611	28,992
A	Orion Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	359,302	4,163	48,828
A	Ottogi Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	145,789	216	(2,891)
C	Pan Ocean Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	4,166	1,040	(193)
A	Pan Ocean Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	5,324	1,200	(771)
A	Pegatron Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	52,724	32,000	(1,269)
C	Perusahaan Gas Negara Perser	Receive	1-Month LIBOR USD	9/20/2021	Term	158,342	922,200	7,649
A	Petrobras - Petroleo Bras	Receive	1-Month LIBOR USD	6/1/2022	Term	865,187	165,265	438,532
A	Petrobras - Petroleo Bras - Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	880,319	148,442	206,152
A	Petrobras Distribuidora S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	893,799	144,620	42,639
C	Petronas Chemicals Group Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	590,345	288,600	62,159
C	Petronas Dagangan Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	405,460	65,000	20,089
C	Petronas Gas Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	98,498	22,700	2,171
A	Phison Electronics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	477,103	70,000	155,444
A	Porto Segura S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	515,313	47,816	234,853
A	Posco - ADR	Receive	1-Month LIBOR USD	6/1/2022	Term	877,864	3,004	(172,146)
C	Posco Chemtech Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	36,699	718	7,268
A	Posco Daewood Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	144,767	8,665	3,144
A	Pou Chen	Receive	1-Month LIBOR USD	6/1/2022	Term	379,939	313,000	13,180
A	Powertech Technology Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	25,637	12,000	2,117
A	President Chain Store Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	624,172	72,000	149,222
C	PT Adaro Energy Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	546,187	5,535,800	(32,322)
C	PT Astra International Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	278,174	479,700	(35,207)

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
C	PT Bukit Asam Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	$726,525	2,362,600	$(60,100)
C	PT Bumi Serpong Damai	Receive	1-Month LIBOR USD	9/20/2021	Term	4,147	39,500	(359)
C	PT Charoen Pokphand Indonesia Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	426,947	749,100	(39,405)
C	PT Gudang Garam Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	818,775	138,500	19,593
C	PT HM Sampoerna Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	347,513	1,303,700	3,803
C	PT Jasa Marga (Persero) Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	76,363	215,700	3,558
C	PT Surya Citra Media Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	263,257	1,952,100	(21,078)
C	PT United Tractors Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	375,139	201,900	3,995
A	PTT Exploration and Production PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	288,398	102,900	129,439
C	PTT Exploration and Production PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	146,541	41,300	19,651
A	PTT Global Chemical PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	399,211	179,859	22,914
C	PTT Global Chemical PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	76,186	34,600	2,423
A	PTT PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	935,781	789,000	300,325
C	PTT PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	223,986	154,200	12,191
A	Quanta Computer, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	271,163	131,000	(28,729)
A	Raia Drogasil S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	314,040	18,556	5,675
A	Realtek Semiconductor Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	486,269	132,000	282,132
A	Robinson PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	174,794	103,300	33,735
C	Robinson PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	30,284	15,000	261
A	Ruentex Development Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	43,795	30,000	3,106
A	S-1 Corporation	Receive	1-Month LIBOR USD	6/1/2022	Term	416,561	4,990	37,427
C	S-1 Corporation	Receive	1-Month LIBOR USD	9/20/2021	Term	7,741	100	1,409
A	Samsung C&T Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	450,617	4,435	4,980
C	Samsung C&T Corp.	Receive	1-Month LIBOR USD	9/20/2021	Term	45,233	457	2,037
C	Samsung Electro-Mechanics Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	37,117	415	2,440
A	Samsung Electronics Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	7,672,697	185,708	(180,498)
C	Samsung Electronics Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	4,091	100	(85)
C	Samsung Electronics Co., Ltd. - Preferred	Receive	1-Month LIBOR USD	9/20/2021	Term	84,656	2,982	11,051
C	Samsung Engineering Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	90,982	5,525	(14,441)
A	Samsung Engineering Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	183,173,378	10,319	(20,709)
A	Samsung Fire & Marine Insurance Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	395,540	1,557	30,674
C	Samsung Fire & Marine Insurance Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	53,792	223	7,581
A	Samsung Heavy Industries Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	50,887	9,385	24,280
C	Samsung Life Insurance Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	42,386	570	3,437
A	Samsung SDS Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	797,177	5,056	223,454
A	Saudi Cement	Receive	1-Month SAIBOR	6/1/2022	Term	1,368	90	(9)
A	Shinhan Financial Group Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	36,371	605	4,217
A	Siam Cement PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	357,897	25,400	22,874
C	Siam Cement PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	238,019	18,100	32,785
A	Siam Commercial Bank PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	245,755	60,200	6,221
C	Sime Darby Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	216,606	386,600	(10,995)
A	Sinopac Financial Holdings Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	270,268	910,013	56,308
A	SK Holdings Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	251,340	1,050	(262)
C	SK Hynix Inc.	Receive	1-Month LIBOR USD	9/20/2021	Term	256,823	4,746	42,294
A	SK Hynix Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	945,245	15,955	40,100
A	SK Innovation Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	327,364	2,138	58,983
A	SK Telecom	Receive	1-Month LIBOR USD	6/1/2022	Term	677,399	2,937	15,793
A	Standard Foods Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	146,747	84,840	(2,921)
A	Suzano Papel E Celulose S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	39,793	3,300	20,371
A	Synnex Technology International Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	332,146	299,000	40,883
A	Taiwan Business Bank	Receive	1-Month LIBOR USD	6/1/2022	Term	242,116	722,000	21,937
A	Taiwan Cement Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	237,711	217,500	32,081
A	Taiwan Mobile Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	370,522	105,000	2,426
A	Taiwan Semiconductor Manufacturing Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	782,959	104,000	15,942
A	Telefonica Brasil S.A. - Preferred	Receive	1-Month LIBOR USD	6/1/2022	Term	620,668	50,574	5,899

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
A	Thai Oil PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	$223,517	85,431	$(21,211)
C	Thai Oil PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	48,026	23,900	7,283
A	Thai Union Group PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	137,402	278,700	24,529
C	Thai Union Group PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	56,843	111,700	8,396
A	Tim Particpacoes S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	691,581	202,819	(54,971)
A	True Corp PLC	Receive	1-Month LIBOR USD	6/1/2022	Term	27,462	148,000	(2,433)
C	True Corp PLC	Receive	1-Month LIBOR USD	9/20/2021	Term	97,006	580,300	1,883
A	Ultrapar Participcoes S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	63,601	4,840	4,853
A	Uni-President Enterprises Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	792,630	384,000	165,671
A	United Microelectronics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	204,904	532,000	(8,796)
A	Vale S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	922,230	79,340	91,311
A	Vanguard International Semiconductor Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	141,890	80,000	36,652
A	Winbond Electronics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	11,688	26,000	1,205
A	Wistron Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	416	480	(85)
A	WPG Holdings Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	145,854	114,320	(277)
A	Yageo Corporation	Receive	1-Month LIBOR USD	6/1/2022	Term	166,685	16,000	12,122
A	Yuhan Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	209,680	1,185	61,375
A	Zhen Ding Technology Holdings Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	352,100	141,000	55,821
A	Custom Basket Swap - Termination 3/6/2019 (d)	Pay	1-Month LIBOR USD	3/6/2019	Term	56,848,031	1	(2,049,383)
A	Custom Basket Swap - Termination 3/13/2019 (e)	Pay	1-Month LIBOR USD	3/13/2019	Term	78,095,302	1	(542,507)
A	Custom Basket Swap - Termination 4/2/2019 (f)	Pay	1-Month LIBOR USD	4/2/2019	Term	72,923,926	1	200,721

						$504,786,574		$3,798,570

Swaps on Futures

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED DEPRECIATION
B	RTS Index Future - March 2019 Expiration	Receive	N/A	3/20/2019	Term	$4,379,511	1,949	$254,431

						$4,379,511		$254,431

(a)	See Note 1.
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.
(c)	Value determined using significant unobservable inputs.
(d)	Custom Basket Swap - Termination 3/6/2019 represents a swap on a basket of short equity positions. At February 28, 2019, all constituents and their weightings were as follows:

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Abbott Laboratories	$928,424	12,297	$(49,435)	1.63%
Adtalem Global Education Inc.	1,203,718	28,098	(46,092)	2.12%
Arrow Electronics, Inc.	541,640	11,000	17,251	0.95%
Athene Holding Ltd. - Class A	8,031,300	38,000	(279,679)	14.13%
Costco Wholesale Corp.	2,011,522	230,944	(11,321)	3.54%
FLIR Systems, Inc.	2,008,592	41,185	22,359	3.53%
Ford Motor Co.	1,174,621	24,209	(75,673)	2.07%
Integrated Device Tech Inc.	830,700	13,000	114,709	1.46%
International Business Machines Corp.	939,420	25,500	38,080	1.65%
Iron Mountain, Inc.	467,186	4,317	(132,264)	0.82%
The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Medpace Holdings Inc.	$12,474,000	300,000	$(526,769)	21.94%
Microsoft Corp.	1,144,755	13,065	(77,979)	2.01%
Pfizer Inc.	921,461	14,135	(40,655)	1.62%
Pinnacle West Capital Corp.	825,095	11,162	(89,515)	1.45%
Robert Half International, Inc.	6,063,600	124,000	(270,082)	10.67%
Skyworks Solutions Inc.	1,050,114	12,681	(4,054)	1.85%
TJX Companies Inc	1,380,083	10,375	(58,338)	2.43%
Torchmark Corp.	2,757,601	38,471	(231,021)	4.85%
Universal Health Services - Class B	12,094,200	90,000	(348,906)	21.27%

	$56,848,031		$(2,049,383)	100.00%

(e) Custom Basket Swap - Termination 3/13/2019 represents a swap on a basket of short equity positions. At February 28, 2019, all constituents and their weightings were as follows:
Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Adobe Systems, Inc.	$5,191,538	20,411	$(158,289)	6.65%
AGNC Investment Corp.	1,436,925	80,500	3,841	1.84%
Alphabet Inc. - Class C	1,593,664	1,429	(4,228)	2.04%
Annaly Capital Management Inc.	3,191,621	307,182	84,823	4.09%
Apple Inc.	2,613,600	15,000	9,458	3.35%
Avalonbay Communities Inc.	1,745,640	9,000	(3,320)	2.24%
Bank of America Corp.	5,687,592	197,967	(90,153)	7.28%
Bemis Company	616,456	12,339	(39,268)	0.79%
Biogen Inc.	2,499,300	7,500	43,106	3.20%
Booking Holdings Inc.	1,906,930	1,000	212,851	2.44%
Broadridge Financial Solutions	2,019,030	19,500	47,790	2.59%
Brunswick Corp.	610,258	12,386	(44,633)	0.78%
Cisco Systems Inc.	7,122,000	150,000	(632,442)	9.12%
Colgate-Palmolive Co.	5,290,750	80,985	(35,517)	6.77%
Dollar General Corp.	2,908,750	25,000	(48,234)	3.72%
Esterline Technologies Corp.	396,061	3,248	1,232	0.51%
Federal Realty Investments Trust	2,935,240	22,000	817	3.76%
Gilead Sciences Inc.	4,125,000	60,000	230,205	5.28%
Hanover Insurance Group Inc.	654,882	5,717	(22,766)	0.84%
Hollyfrontier Corp.	112,960	2,000	10,075	0.14%
Integrated Device Tech Inc.	1,870,573	38,355	19,781	2.40%
Intelsat S.A.	1,042,260	44,201	(20,482)	1.33%
L3 Technologies Inc.	3,743,612	18,466	(194,297)	4.79%
Lazard Ltd. - Class A	854,480	22,000	11,667	1.09%
LPL Financial Holdings Inc.	652,035	8,500	12,062	0.83%
Lyondellbasell Industries - Class A	1,261,261	14,464	26,258	1.62%
Masimo Corp.	368,481	2,906	(12,447)	0.47%
Medifast Inc.	509,040	4,000	110	0.65%
Medtronic PLP	1,760,939	19,817	(29,766)	2.25%
Microsoft Corp.	340,893	3,150	(11,777)	0.44%
Oracle Corp.	2,031,639	39,634	(31,327)	2.60%
PepsiCo Inc.	1,870,186	16,543	(55,286)	2.39%
Pfizer Inc.	765,326	18,080	(17,253)	0.98%
SLM Corp	568,880	52,000	(4,837)	0.73%
Tech Data Corp.	339,373	3,418	(9,488)	0.43%
Ultimate Software Group Inc.	995,400	3,000	2,446	1.27%
Valero Energy Corp.	4,471,277	52,040	187,001	5.73%
Viacom Inc. - Class B	424,869	14,344	6,397	0.54%
Vici Properties Inc.	1,566,580	73,000	13,382	2.01%

	$78,095,302		$(542,507)	100.00%

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2019 (Unaudited)

(f) Custom Basket Swap - Termination 4/2/2019 represents a swap on a basket of short equity positions. At February 28, 2019, all constituents and their weightings were as follows:
Equity Name	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)	Basket Weighting
Acadia Healthcare Co Inc	$987,480	36,000	$41,113	1.35%
Adobe Systems, Inc.	2,350,980	9,000	(11,347)	3.22%
Amazon.Com Inc.	986,749	603	(1,996)	1.35%
Applied Industrial Tech Inc.	774,150	13,000	18,387	1.06%
Armour Residential REIT Inc.	844,620	42,000	2,582	1.16%
Athene Holding Ltd. - Class A	1,686,440	38,000	(6,336)	2.31%
Baker Hughes, a GE Company	2,755,250	103,000	38,312	3.78%
Belmond Ltd. - Class A	1,344,600	54,000	2,799	1.84%
Capri Holdings Ltd.	1,368,300	30,000	400	1.88%
Citizens Financial Group	6,053,850	165,000	(40,806)	8.30%
Cubesmart	1,602,190	53,000	(21,612)	2.20%
Essex Property Trust Inc.	2,800,400	10,000	2,206	3.84%
Exelixis Inc.	3,418,480	152,000	15,451	4.69%
Facebook Inc. - Class A	8,875,658	54,077	145,578	12.17%
Fireeye Inc.	1,454,640	87,000	(3,373)	1.99%
Garmin Ltd.	3,346,000	40,000	(12,554)	4.59%
Graham Holdings Co. - Class B	976,619	1,450	(14,689)	1.34%
Hudson Pacific Properties Inc.	964,540	29,000	1,231	1.32%
Ingredion Inc.	2,330,500	25,000	19,421	3.20%
Intelsat S.A.	1,562,880	64,000	21,875	2.14%
Invesco Mortgage Capital	1,117,900	70,000	3,582	1.53%
Iron Mountain Inc.	3,679,200	105,000	(39,630)	5.05%
L3 Technologies Inc.	4,389,000	21,000	(57,428)	6.02%
Liberty Media Corp. - Liberty SiriusXM - Class B	1,371,560	34,000	(29,479)	1.88%
Marvell Technology Group Ltd.	2,982,000	150,000	(10,281)	4.09%
MB Financial Inc	947,730	21,000	(2,870)	1.30%
MKS Instruments Inc	1,270,950	15,000	27,993	1.74%
Robert Half International, Inc.	1,621,920	24,000	(14,521)	2.22%
Sensata Technologies Holding	1,313,780	26,000	(5,104)	1.80%
Sprint Corp.	1,274,340	201,000	(1,916)	1.75%
Symantec Corp.	4,558,000	200,000	60,335	6.25%
Tech Data Corp.	1,913,220	18,000	73,400	2.62%

	$72,923,926		$200,721	100.00%

The accompanying footnotes are an integral part of these Schedules of Investments.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolios are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Funds have early adopted this standard effective October 31, 2018, and the changes are incorporated into the financial statements.

Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) of Stone Ridge Trust has approved procedures pursuant to which each Portfolio values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Portfolio under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (“the 1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects. Investment funds that are not publicly offered are typically measured using net asset value.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Portfolios’ investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Total return swaps on exchange-traded underliers or indices are generally valued on the basis of funding accruals and underlying instruments’ total returns. Other non-exchange traded derivatives, such as forward currency contracts, are generally valued on the basis of valuations provided by a pricing service.

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, a Portfolio determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Portfolio. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Portfolios adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Portfolios can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Levels 1 and 3 during the reporting period. Transfers from Level 3 to Level 1 occurred because quoted prices became available for the securities. The following tables summarize the inputs used to value the Portfolios’ investments as of February 28, 2019.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements U.S. Portfolio(1)
Assets
Common Stocks	$1,063,545,877	$—	$—	$1,063,545,877
Real Estate Investment Trusts	25,584	—	—	25,584
Money Market Funds	4,506,685	—	—	4,506,685
U.S. Treasury Bills	—	22,970,512	—	22,970,512
Investments Purchased with the Cash Proceeds from Securities Lending	9,706,630	—	—	9,706,630

Total Assets	$1,077,784,776	$22,970,512	$—	$1,100,755,288

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Other Financial Instruments*
Unrealized appreciation on futures contracts	$911,683	$—	$—	$911,683

Total	$911,683	$—	$—	$911,683

Elements U.S. Small Cap Portfolio(1)
Assets
Common Stocks	$395,094,333	$—	$4,664	$395,098,997
Real Estate Investment Trusts	1,352,742	—	—	1,352,742
Rights	—	—	6,927	6,927
Money Market Funds	2,321,405	—	—	2,321,405
U.S. Treasury Bills	—	8,859,633	—	8,859,633
Investments Purchased with the Cash Proceeds from Securities Lending	19,136,781	—	—	19,136,781

Total Assets	$417,905,261	$8,859,633	$11,591	$426,776,485

Other Financial Instruments*
Unrealized appreciation on futures contracts	$4,115,598	$—	$—	$4,115,598
Unrealized depreciation on swap contracts	—	(250,841)	—	(250,841)

Total	$4,115,598	$(250,841)	$—	$3,864,757

Elements International Portfolio(1)
Assets
Common Stocks	$622,711,599	$—	$—	$622,711,599
Preferred Stocks	6,771,716	—	—	6,771,716
Real Estate Investment Trusts	7,875,705	—	—	7,875,705
Money Market Funds	3,857,205	—	—	3,857,205
U.S. Treasury Bills	—	11,996,873	—	11,996,873
Investments Purchased with the Cash Proceeds from Securities Lending	17,726,190	—	—	17,726,190

Total Assets	$658,942,415	$11,996,873	$—	$670,939,288

Other Financial Instruments*
Unrealized appreciation on futures contracts	$3,440,013	$—	$—	$3,440,013
Unrealized depreciation on futures contracts	(666,693)	—	—	(666,693)
Unrealized appreciation on swap contracts	—	13,774,840	—	13,774,840
Unrealized depreciation on swap contracts	—	(7,562,040)	—	(7,562,040)

Total	$2,773,320	$6,212,800	$—	$8,986,120

Elements International Small Cap Portfolio(1)
Assets
Common Stocks	$272,980,974	$—	$—	$272,980,974
Preferred Stocks	417,719	—	—	417,719
Real Estate Investment Trusts	4,838,312	—	—	4,838,312
Money Market Funds	43,893,900	—	—	43,893,900
U.S. Treasury Bills	—	8,990,721	—	8,990,721
Investments Purchased with the Cash Proceeds from Securities Lending	11,031,042	—	—	11,031,042

Total Assets	$333,161,947	$8,990,721	$—	$342,152,668

Other Financial Instruments*
Unrealized appreciation on futures contracts	$1,279,709	$—	$—	$1,279,709
Unrealized depreciation on futures contracts	(211,558)	—	—	(211,558)
Unrealized appreciation on swap contracts	—	5,448,581	—	5,448,581
Unrealized depreciation on swap contracts	—	(3,868,014)	—	(3,868,014)

Total	$1,068,151	$1,580,567	$—	$2,648,718

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements Emerging Markets Portfolio(1)
Assets
Common Stocks	$323,721,482	$—	$—	$323,721,482
Preferred Stocks	2,132,724	—	—	2,132,724
Real Estate Investment Trusts	22,743,369	—	—	22,743,369
Money Market Funds	8,450,685	—	—	8,450,685
U.S. Treasury Bills	—	8,993,471	—	8,993,471
Investments Purchased with the Cash Proceeds from Securities Lending	33,102,087	—	—	33,102,087

Total Assets	$390,150,347	$8,993,471	$—	$399,143,818

Other Financial Instruments*
Unrealized appreciation on futures contracts	$5,048,259	$—	$—	$5,048,259
Unrealized appreciation on swap contracts	—	9,013,216	761,293	9,774,509
Unrealized depreciation on swap contracts	—	(5,602,712)	(118,796)	(5,721,508)

Total	$5,048,259	$3,410,504	$642,497	$9,101,260

*	Other financial instruments are derivatives, such as futures contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	The Portfolios measure Level 3 activity as of the beginning and end of each financial reporting period.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended February 28, 2019:

	Elements U.S. Small Cap Portfolio		Elements Emerging Markets Portfolio
	Common Stocks	Rights	Common Stocks	Swap Contracts
Beginning Balance - June 1, 2018	$7,719	$—	$70,828	$—
Acquisitions	—	—	356,023	—
Dispositions	(982)	—	(48,275)	—
Realized gains	982	—	(17,730)	—
Return of capital	—	—	—	—
Change in unrealized depreciation	(3,055)	6,927	182,853	642,497
Transfers in/(out) of Level 3	—	—	(543,699)	—

Ending Balance - February 28, 2019	$4,664	$6,927	$—	$642,497

As of February 28, 2019, the change in unrealized appreciation (depreciation) on positions still held in the Elements U.S. Small Cap Portfolio were $(3,055) and $6,927 for common stocks and rights, respectively, and in the Elements Emerging Markets Portfolio was $642,497 for swap contracts.

Unobservable inputs used to value a Portfolio’s investment in equity securities or equity swaps potentially include the analytical data relating to the security and issuer from the issuer’s financial statements, press releases and public filings, relevant material news events and other factors deemed relevant by the Adviser Valuation Committee. Significant changes in any of these inputs could impact the fair value measurement of the position.

Derivative Transactions – All of the Portfolios engaged in futures and swap transactions while the Elements Emerging Markets Portfolio also engaged in forward currency transactions. These transactions were for speculative purposes, to maintain liquidity, hedge equity and foreign exchange rate exposure or to earn an enhanced return during the period ended February 28, 2019.

Futures Contracts – All of the Portfolios engage in transactions in futures contracts and options on futures contracts. Futures contracts are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A currency future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the specified currencies at the close of the last trading day of the contract and the price at which the currency contract originally was written. The Portfolios are also authorized to purchase or sell call and put options on futures contracts. Each Portfolio may maintain margin for non-U.S. futures transactions directly with its broker or the clearinghouse.

The average notional amount of futures contracts held during the period ended February 28, 2019, were as follows:

	Elements U.S. Portfolio	Elements U.S. Small Cap Portfolio	Elements International Portfolio	Elements International Small Cap Portfolio	Elements Emerging Markets Portfolio
Long futures contracts
Equity index contracts	$54,840,961	$54,121,342	$165,382,884	$61,527,983	$123,736,797

Total long futures contracts	$54,840,961	$54,121,342	$165,382,884	$61,527,983	$123,736,797

Total Return Swaps – All of the Portfolios enter into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate or even a different equity index. The Portfolios use swaps for both speculative and hedging purposes.

The average notional amount of total return swaps held during the period ended February 28, 2019, were as follows:

	Elements U.S. Portfolio	Elements U.S. Small Cap Portfolio	Elements International Portfolio	Elements International Small Cap Portfolio	Elements Emerging Markets Portfolio
Swaps
Equity contracts	$28,024,548	$37,637,605	$278,588,563	$82,826,952	$404,079,251

Total swaps	$28,024,548	$37,637,605	$278,588,563	$82,826,952	$404,079,251

Forward Currency Contracts – The Elements Emerging Markets Portfolio enters into, and the other Portfolios may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollars. The Portfolio’s net equity therein, represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts.

The average notional amount of forward currency contracts held during the period ended February 28, 2019, were as follows:

Elements Emerging Markets Portfolio
Forwards
Long foreign exchange contracts	$1,319,462
Short foreign exchange contracts	$1,369,847

Total forwards	$2,689,309

The tables below reflect the values of derivative assets and liabilities as reflected in the Statements of Assets and Liabilities.

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements U.S. Portfolio
Futures
Equity contracts	Net assets - Unrealized appreciation*	$911,683

Elements U.S. Small Cap Portfolio
Futures
Equity contracts	Net assets - Unrealized appreciation*	4,115,598

Elements International Portfolio
Futures
Equity contracts	Net assets - Unrealized appreciation*	202,053
Foreign exchange contracts	Net assets - Unrealized appreciation*	3,237,960

Swaps
Equity contracts	Unrealized appreciation on swap contracts**	13,774,840
Elements International Small Cap Portfolio
Futures
Equity contracts	Net assets - Unrealized appreciation*	59,642
Foreign exchange contracts	Net assets - Unrealized appreciation*	1,220,067

Swaps
Equity contracts	Unrealized appreciation on swap contracts**	5,448,581
Elements Emerging Markets Portfolio
Futures
Equity contracts	Net assets - Unrealized appreciation*	5,048,259

Swaps
Equity contracts	Unrealized appreciation on swap contracts**	9,774,509

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Schedule of Investments.

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements U.S. Small Cap Portfolio
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	$(250,841)

Elements International Portfolio
Futures
Foreign exchange contracts	Net assets - Unrealized depreciation*	(666,693)

Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(7,562,040)

Elements International Small Cap Portfolio
Futures
Foreign exchange contracts	Net assets - Unrealized depreciation*	(211,558)

Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(3,868,014)

Elements Emerging Markets Portfolio
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(5,721,508)

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Schedule of Investments.

Counterparties The counterparties presented in the Schedules of Investments are as follows: A: Goldman Sachs International, B: Morgan Stanley Capital Services LLC, C: UBS Group AG.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	4/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	4/29/2019

By (Signature and Title)*	/s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	4/29/2019

*	Print the name and title of each signing officer under his or her signature.